UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

The Prudential Variable Contract Account-11

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Reports to Stockholders

Prudential

MEDLEY Program

Annual report to participants

December 31, 2008

Please note inside is a prospectus supplement dated January 21, 2009. This document is separate from and not a part of the annual report.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) (Collectively known as the “Accounts”) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of VCA-10, VCA-11, and the portfolios of The Prudential Series Fund (the “Funds”) available through VCA-24.

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of December 31, 2008, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call 888-778-2888 to obtain a description of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Account’s website.

The Accounts Statement of Additional Information contains additional information about the Account’s Committee Members and is available without charge upon request by calling 800-458-6333.

Each Account files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling 800-458-6333.

The Prudential MEDLEY Program	Annual Report	December 31, 2008

Table of Contents

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program Letter to Participants	December 31, 2008

■	DEAR PARTICIPANTS:

Our objective at Prudential is very simple — we strive to help our clients achieve and maintain financial success. Our MEDLEY Program annual report details this commitment to you as we focus on ways to help you with your financial security. We hope you find it both informative and useful.

While 2008 presented unprecedented challenges to investors, it also proved that Prudential’s strategies around growing and protecting our clients’ wealth have never been more important.

Your financial professional is the best resource to help you understand how market changes affect your investments. Together, you can develop a diversified mix of investments that works best for you and review it periodically to ensure your financial objectives remain on target.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you reach your financial goals.

Sincerely,

Steve Pelletier President, The Prudential Series Fund	Judy A. Rice, President, Variable Contract Accounts 10 & 11

January 30, 2009

Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) Presentation of Portfolio Holdings — unaudited	December 31, 2008

Conservative Balanced
Five Largest Holdings (% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30 YR	2.6%
Exxon Mobil Corp.	2.4%
Federal National Mortgage Association, 6.00%, TBA 30 YR	2.3%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	1.9%
Procter & Gamble Co.	1.1%

Diversified Bond
Allocation (% of Net Assets)
U.S. Government Mortgage- Backed Securities	45.8%
Corporate Bonds	30.9%
Commercial Mortgage-Backed Securities	7.8%
U.S. Government Treasury Securities	4.9%
Bank Loans	3.4%

Equity
Five Largest Holdings (% of Net Assets)
Wal-Mart Stores, Inc.	2.7%
QUALCOMM, Inc.	2.5%
Cisco Systems, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
PepsiCo, Inc.	2.0%

Flexible Managed
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.5%
Federal National Mortgage Association, 5.00%, TBA 30 YR	1.9%
Federal Home Loam Mortgage Corp., 5.50%, TBA 30 YR	1.7%
Federal National Mortgage Association, 6.00%, 1/01/35	1.6%
Microsoft Corp.	1.4%

Global
Top Five Countries (% of Net Assets)
United States	47.9%
United Kingdom	9.7%
Japan	8.1%
Switzerland	5.6%
France	4.8%

Government Income
Allocation (% of Net Assets)
Mortgage Backed Securities	48.8%
U.S. Government Agency Obligations	14.8%
U.S. Government Treasury Securities	14.3%
Commercial Mortgage Backed Securities	6.2%
Collateralized Mortgage Obligations	6.0%

Stock Index
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp	5.1%
Procter & Gamble Co	2.3%
General Electric Co.	2.1%
AT&T, Inc.	2.1%
Johnson & Johnson	2.1%

VCA-10
Five Largest Holdings (% of Net Assets)
CA Inc.	3.0%
Occidental Petroleum Corp.	2.7%
NRG Energy, Inc.(a)	2.5%
H & R Block, Inc.	2.5%
Waste Management, Inc.	2.4%

For a complete listing of holdings, refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential MEDLEY Program — VCA-10 Capital Growth Account Subadvised by: Jennison Associates LLC	December 31, 2008

Investment Managers’ Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Capital Growth Acct. (VCA-10)[1]	-43.86%	-2.23%	-1.02%
S&P 500 Index[2]	-36.99	-2.19	-1.38

Capital Growth Account inception: 5/13/1983.

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2008, the VCA-10 Account (the Portfolio) underperformed its benchmark, the S&P 500 Index (the Index).

The fiscal year ended December 31, 2008, was a difficult time for virtually all equity styles and sectors. Problems in the subprime mortgage market spread throughout the financial system, creating a full-blown liquidity/credit crisis that roiled global markets. Corporations across the globe offered cautious outlooks for 2009. Significant cost-savings plans were announced, including both workforce reductions and capital-expenditure cuts. Completing the worst year since 1937, stock markets fell along with corporate bond prices, reflecting the difficult outlook and expectations of reduced solvency.

Every sector in the Index posted double-digit declines, with losses most substantial in financials, materials, and information technology. Declines in the consumer staples sector were comparatively modest. Every sector in the Portfolio also lost value. The telecommunications, materials, financials, and energy sectors had the greatest declines.

Energy positions were the principal reason for underperformance. While commodity prices for oil and natural gas have experienced a significant correction since reaching all time highs in July, Jennison keeps a long-term, bullish case for the sector due to supply/demand imbalances.

The Portfolio also trailed the Index in telecommunications, financials and consumer discretionary sectors. However, stock selection in industrials and healthcare and an underweight in industrials benefited relative return. Specifically, positions in materials and consumer staples posted strong double-digit returns.

Market attention is focused on the fiscal stimulus package that will likely be implemented by the new administration. The Manager expects an initiative that combines tax cuts, infrastructure spending, and government-benefit outlays. Monetary policy initiatives suggest that all efforts are being brought to bear on stabilizing conditions and stimulating future growth. Jennison expects that profits in the Index will fall in 2009, the second consecutive year.

As for growth, earnings forecasts for companies in the Portfolio reflect expectations of a challenging economic environment in 2009. Most of companies in the Portfolio generate significant free cash flow and face no refinancing hurdles in the currently prohibitive environment for corporate debt funding. Most also have strong competitive positions and appear to be managed well in response to slowing demand.

Jennison continues to seek companies believed to be attractively valued, have strong free cash flow, and strong balance sheets to enable them to survive the downturn (without outside sources of capital). As in past cycles, equity markets may rally in anticipation of recovery before economic statistics quantify a positive turn.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

1.	The Account performance results are after the deduction of all expenses and contract charges, including investment management and administrative fees but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values.
2.	The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index.

For a complete list of holdings please see the Statement of Net Assets sections of this report.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2008

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 95.3%	Shares	Value (Note 2)
Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)(a)	138,800	$828,636

Biotechnology — 2.7%
Genentech, Inc.(a)	17,300	1,434,343
Gilead Sciences, Inc.(a)	41,700	2,132,538

		3,566,881

Capital Markets — 5.1%
Bank of New York Mellon Corp. (The)	65,272	1,849,156
Goldman Sachs Group, Inc. (The)	34,800	2,936,772
Morgan Stanley	124,800	2,001,792

		6,787,720

Commercial Services & Supplies — 2.4%
Waste Management, Inc.	94,400	3,128,416

Communications Equipment — 2.9%
QUALCOMM, Inc.	55,300	1,981,399
Research in Motion Ltd.(a)	46,500	1,886,970

		3,868,369

Computers & Peripherals — 0.9%
Apple, Inc.(a)	13,500	1,152,225

Consumer Finance — 1.4%
SLM Corp.(a)	212,000	1,886,800

Diversified Consumer Services — 3.9%
Career Education Corp.(a)	101,000	1,811,940
H & R Block, Inc.	146,200	3,321,664

		5,133,604

Energy Equipment & Services — 2.3%
Halliburton Co.	85,500	1,554,390
National Oilwell Varco, Inc.(a)	59,600	1,456,624

		3,011,014

Electric Utilities — 1.8%
Entergy Corp.	27,900	2,319,327

Food & Staples Retailing — 6.0%
CVS Caremark Corp.	95,700	2,750,418
Kroger Co. (The)	108,200	2,857,562
Wal-Mart Stores, Inc.	43,200	2,421,792

		8,029,772

Food Products — 5.9%
Cadbury PLC ADR (United Kingdom)	81,288	2,899,543
ConAgra Foods, Inc.	149,000	2,458,500
Tyson Foods, Inc. Cl. A	289,100	2,532,516

		7,890,559

Health Care Providers & Services — 4.8%
Aetna, Inc.	92,300	2,630,550
Omnicare, Inc.	90,300	2,506,728
UnitedHealth Group, Inc.	48,900	1,300,740

		6,438,018

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Household Products — 1.4%
Kimberly-Clark Corp.	34,000	$1,793,160

Independent Power Producers & Energy Traders — 2.5%
NRG Energy, Inc.(a)	145,100	3,385,183

Insurance — 4.7%
Allstate Corp. (The)	53,400	1,749,384
Berkshire Hathaway, Inc.(a)	449	1,443,086
Loews Corp.	74,900	2,115,925
XL Capital Ltd.	249,000	921,300

		6,229,695

Internet & Catalog Retail — 0.2%
HSN, Inc.(a)	31,460	228,714

Internet Software & Services — 4.0%
Google, Inc. Cl. A(a)	8,200	2,522,730
IAC/InterActiveCorp.(a)	178,650	2,810,165

		5,332,895

Media — 4.1%
Comcast Corp.	161,900	2,732,872
Liberty Global, Inc. Ser. C(a)	158,405	2,404,588
Sirius XM Radio, Inc.(a)	3,074,320	368,918

		5,506,378

Metals & Mining — 3.4%
Freeport-McMoRan Copper & Gold, Inc.	71,700	1,752,348
Kinross Gold Corp.	147,900	2,724,318

		4,476,666

Multi-Utilities — 2.3%
Sempra Energy	71,000	3,026,730

Office Electronics — 1.5%
Xerox Corp.	248,500	1,980,545

Oil, Gas & Consumable Fuels — 15.1%
Apache Corp.	24,300	1,811,079
Devon Energy Corp.	37,200	2,444,412
EOG Resources, Inc.	33,700	2,243,746
Hess Corp.	24,300	1,303,452
Occidental Petroleum Corp.	59,600	3,575,404
Petroleo Brasileiro SA ADR (Brazil)	77,700	1,902,873
Suncor Energy, Inc.	85,800	1,673,100
Williams Cos, Inc.	166,800	2,415,264
XTO Energy, Inc.	77,000	2,715,790

		20,085,120

Paper & Forest Products — 0.1%
Domtar Corp.(a)	90,300	150,801

Pharmaceuticals — 4.7%
Mylan, Inc.(a)	104,900	1,037,461
Schering-Plough Corp.	150,900	2,569,827
Wyeth	69,200	2,595,692

		6,202,980

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 1.2%
Marvell Technology Group Ltd.(a)	227,900	$1,520,093
Spansion, Inc.(a)	522,600	98,928

		1,619,021

Software — 5.8%
Adobe Systems Incorporated(a)	53,400	1,136,886
CA, Inc.	212,073	3,929,713
Symantec Corp.(a)	198,400	2,682,368

		7,748,967

Thrifts & Mortgage Finance — 1.0%
People’s United Financial, Inc.	73,130	1,303,908

Wireless Telecommunication Services — 2.6%
NII Holdings, Inc.(a)	139,800	2,541,564
Sprint Nextel Corp.	387,364	708,876
Virgin Mobile USA Inc.(a)	313,000	262,920

		3,513,360

TOTAL COMMON STOCKS (Cost: 169,651,961)		126,625,464

PREFERRED STOCK — 1.3%
Consumer Finance — 0.5%
SLM Corp.(a) 7.25% due 12/15/10 Series C	1,360	626,110

Pharmaceuticals — 0.8%
Mylan, Inc.(a) 6.50% due 11/15/10 Series	1,580	1,041,267

TOTAL PREFERRED STOCKS (Cost: 1,555,700)		1,667,377

CORPORATE BOND — 0.7%
	Principal Amount (000)
Oil, Gas & Consumable Fuels — 0.7%
Trident Resources., Unsec’d Note, PIK, (Canada), Private Placement, 7.97125% due 8/12/12(b)(c) (Cost: $3,442,146; purchased 8/20/07)	CAD 3,442	993,565

WARRANT
	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp.(Canada), Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)	309,661	$—

TOTAL LONG-TERM INVESTMENTS (Cost: $174,649,807)		$129,286,406

SHORT-TERM INVESTMENTS — 2.5%
	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(e) (Cost: $3,329,116)	3,329,116	3,329,116

TOTAL INVESTMENTS(d) — 99.8% (Cost: $177,978,923)		$132,615,522

OTHER ASSETS, LESS LIABILITIES
Receivable for Securities Sold		$323,076
Dividends Receivable		202,640
Payable for Pending Capital Transactions		(37,858)
Payable for Securities Purchased		(242,484)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		245,374

NET ASSETS — 100%		$132,860,896

NET ASSETS, representing:
Equity of Participants — 21,632,903 Accumulation Units at an Accumulation Unit Value of $6.1382		$132,787,421
Equity of The Prudential Insurance Company of America		73,475

		$132,860,896

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restriced to resale. The aggregate cost of such securities is $3,442,146. The aggregate value of $993,565 is approximately 0.7% of net assets.

(d)	As of December 31, 2008, two securities valued at $993,565 and representing 0.7% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR	American Depository Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS

December 31, 2008

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$131,621,957	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	993,565	—

Total	$132,615,522	$—

*	Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/2007	$3,349,423
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,355,858)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/2008	$993,565

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2008 were as follows:

Oil, Gas & Consumable Fuels	15.8%
Food & Staples Retailing	6.0
Food Products	5.9
Software	5.8
Pharmaceuticals	5.5
Capital Markets	5.1
Health Care Providers & Services	4.8
Insurance	4.7
Media	4.1
Internet Software & Services	4.0
Diversified Consumer Services	3.9
Metals & Mining	3.4
Communications Equipment	2.9
Biotechnology	2.7
Wireless Telecommunication Services	2.6
Affiliated Money Market Mutual Fund	2.5
Independent Power Producers & Energy Traders	2.5
Commercial Services & Supplies	2.4
Energy Equipment & Services	2.3
Multi-Utilities	2.3
Consumer Finance	1.9
Electric Utilities	1.8
Office Electronics	1.5
Household Products	1.4
Semiconductors & Semiconductor Equipment	1.2
Thrifts & Mortgage Finance	1.0
Computers and Peripherals	0.9
Auto Components	0.6
Internet & Catalog Retail	0.2
Paper & Forest Products	0.1

99.8
Other Assets in Excess of Liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $13,394 foreign withholding tax)	$3,375,954
Affiliated Dividend Income	65,200
Unaffiliated Interest Income	343,006
Total Income	3,784,160
EXPENSES
Fees Charged to Participants for Investment Management Services	(526,651)
Fees Charged to Participants for Administrative Expenses	(1,561,564)
Total Expenses .	(2,088,215)
NET INVESTMENT INCOME	1,695,945
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on Investment Transactions	(34,268,066)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(78,535,921)
NET LOSS ON INVESTMENTS	(112,803,987)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,108,042)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
OPERATIONS
Net Investment Income	$1,695,945	$1,762,299
Net Realized Gain (Loss) on Investment Transactions	(34,268,066)	49,333,395
Net Change In Unrealized Appreciation (Depreciation) on Investments	(78,535,921)	(34,155,433)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(111,108,042)	16,940,261
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	8,918,960	10,055,096
Withdrawals and Transfers Out	(37,777,985)	(42,576,134)
Annual Account Charges Deducted from Participants’ Accounts	(32,968)	(37,712)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(28,891,993)	(32,558,750)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(145,649)	(2,017,738)
TOTAL DECREASE IN NET ASSETS	(140,145,684)	(17,636,227)
NET ASSETS
Beginning of year	273,006,580	290,642,807
End of year	$132,860,896	$273,006,580

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2008	2007	2006	2005	2004
Investment Income	$.1628	$.1753	$.1539	$.1061	$.1198
Expenses
Investment management fee	(.0226)	(.0274)	(.0237)	(.0193)	(.0170)
Administrative expenses	(.0677)	(.0821)	(.0710)	(.0600)	(.0522)
Net Investment Income	.0725	.0658	.0592	.0268	.0506
Capital Changes
Net realized gain (loss) on investment transactions	(1.5104)	1.8696	1.6855	.8647	.4174
Net change in unrealized appreciation (depreciation) on investments	(3.3558)	(1.3347)	(.4319)	.6037	.1877
Net Increase (Decrease) in Accumulation Unit Value	(4.7937)	.6007	1.3128	1.4952	.6557
Accumulation Unit Value
Beginning of year	10.9319	10.3312	9.0184	7.5232	6.8675
End of year	$6.1382	$10.9319	$10.3312	$9.0184	$7.5232
Total Return**	(43.85)%	5.81%	14.56%	19.87%	9.55%
Ratio of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	1.01%	.60%	.62%	.32%	.72%
Portfolio Turnover Rate	81%	65%	60%	51%	62%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	21,633	24,945	27,921	33,107	36,252

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-10.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less of sufficient credit quality are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which Prudential has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the years ended December 31, 2008 and December 31, 2007, PICA has advised the Account that it has received deferred sales charges of $2,060 and $967 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2008, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $171,872,979 and $232,354,975, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2008, the Account earned $65,200, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2008 and December 31, 2007, respectively, are as follows:

	Year Ended December 31,
	2008	2007
Units issued	979,281	915,756
Units redeemed	(4,291,698)	(3,891,367)
Net decrease	(3,312,417)	(2,975,611)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the year ended December 31, 2008, $215,460 in participant loans were withdrawn from VCA-10 and $260,400 of principal and interest was repaid to VCA-10. For the year ended December 31, 2007, $459,273 in participant loans were withdrawn from VCA-10 and $334,585 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the year ended December 31, 2008, PICA has advised the Account that it received $3,014 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-10 (the “Account”) as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2009

The Prudential MEDLEY Program — VCA-11 Money Market Account Subadvised by: Prudential Investment Management	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	7-Day Current Net Yield	1-Year	5-Year	10-Year
VCA-11 Money Market Acct.[1]	1.42%	2.03%	2.68%	2.80%
Citigroup 3-Month Treasury Bill Index[2]	N/A	1.80	3.10	3.30

Portfolio inception: 5/13/1983.

Past performance does not guarantee future returns. Portfolio performance is net of investment fees and fund expenses. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

MONEY MARKET ACCOUNT

ONE-YEAR TOTAL RETURN FOR THE

PAST 10 YEARS

The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

On December 31, 2008, the VCA-11 Money Market Account’s 7-day current net yield was 1.42%. The Account returned 2.03% in 2008, while the Citigroup 3-Month Treasury Bill Index returned 1.80%.

The year was marked by severe stress in financial systems around the world, increasing aversion to risky investments, and sharply declining interest rates in the United States. A bursting housing bubble in the United States led to the collapse of the subprime mortgage market. The resulting large write-downs and losses escalated into a full-scale credit crisis that affected commercial banks and other financial institutions. The magnitude of the financial crisis required aggressive and inventive measures by the Federal Reserve (Fed) and the U.S. Department of the Treasury to ease stress in the credit markets. The Fed also tried to stimulate growth in the economy by cutting its target for the overnight bank lending rate from 4.25% in January to a range of zero to 0.25% in December.

Due to the uncertainty in the credit markets, the Account employed a conservative strategy in which it invested primarily in money market securities of highly rated corporate issuers, highly rated banks, and government agencies. Additionally, the Account also invested in overnight repurchase agreements, contracts in which a seller of securities agrees to buy them back the next day at a specified price. This prudent approach resulted in a high level of liquidity in the Account and positioned the Account’s weighted average maturity (WAM) shorter than that of the average comparable fund for much of the year. (WAM measures a fund’s sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.)

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

1.	The Account performance results are after the deduction of all expenses and contract charges, including investment management and administrative fees but not including the effect of any sales charges. All total returns are for the periods indicated and are calculated based on changes in unit values.
2.	The Citigroup 3-Month Treasury Bill Index is an index whereby equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over and reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

For current yields on the Money Market Account, please call (800) 458-6333. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Account.

For a complete list of holdings, refer to the Statement of Net Assets section of this report.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

As of December 31, 2008

SHORT TERM INVESTMENTS — 99.9%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 12.4%
BNP Paribas 1.11%, 2/17/2009	$2,000	$2,000,000
Royal Bank of Scotland Group 2.11%, 2/2/2009	2,000	2,000,000
Toronto-Dominion Bank 1.97%, 9/24/2009	1,000	1,000,000
Westpac Banking Corp. 3.12%, 1/27/2009	2,000	2,001,572

		7,001,572

Commercial Paper(a) — 46.8%
BASF AG, 144A 1.90%, 1/30/2009	1,000	998,469
1.58%, 1/15/2009	2,000	1,998,771
Chevron Corp. 1.05%, 1/15/2009	2,000	1,999,183
Conoco Phillips CPP Funding, 144A 1.30%, 1/30/2009	2,000	1,997,906
E. ON AG, 144A 1.30%, 2/17/2009	2,000	1,996,606
GDF Suez, 144A 2.16%, 1/21/2009	2,000	1,997,600
Lloyds TSB Bank PLC 1.89%, 1/30/2009	2,000	1,996,955
New York Life Capital Corp., 144A 1.65%, 1/9/2009	2,000	1,999,267
Old Line Funding Corp. LLC, 144A 0.50%, 1/20/2009	2,000	1,999,472
Paccar Financial Corp., MTN 1.25%, 2/17/2009	1,377	1,374,753
Proctor & Gamble International Fun, 144A 1.15%, 2/3/2009	2,000	1,997,892
Reckitt Benckiser Tsy, 144A 1.90%, 2/9/2009	2,000	1,995,883
SanPaolo IMI US Financial Co. 1.32%, 3/2/2009	1,000	997,800
State Street Corp. 2.00%, 1/21/2009	1,000	998,889
UBS Finance (Delaware) LLC 0.30%, 1/22/2009	2,000	1,999,650

		26,349,096

Other Corporate Obligations — 5.3%
Bank of America BK NA 0.471%, 2/27/2009	1,000	999,176
Bank of America NA 2.906%, 8/6/2009	1,000	1,000,000
Bank of Ireland, 144A 2.701%, 9/4/2009	1,000	1,000,000

		2,999,176

Time Deposits — 1.7%
Royal Bank of Canada 0.03%, 1/2/2009	972	972,000

SHORT TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
US Government Agency — 33.7%
Citigroup Funding Inc.(b) 1.00%, 2/10/2009	$2,000	$1,997,778
Federal Home Loan Bank 0.861%, 2/17/2009	3,000	3,000,000
0.24%, 2/19/2009	1,000	1,000,000
0.315%, 2/27/2009	1,000	1,000,000
0.35%, 3/27/2009	1,000	1,000,000
Fannie Mae(a) 1.05%, 1/30/2009	3,000	2,997,462
Freddie Mac(a) 1.17%, 5/15/2009	3,000	2,986,935
1.15%, 5/4/2009	2,000	1,992,142
Goldman Sachs Promissory Notes Gtd.(b) 2.25%, 3/10/2009	1,000	1,000,000
Merrill Lynch & Co., Inc.(b) 2.25%, 1/15/2009	2,000	1,998,250

		18,972,567

TOTAL INVESTMENTS — 99.9% (Cost: $56,294,411)		$56,294,411

OTHER ASSETS, LESS LIABILITIES Interest Receivable		$48,483
Cash		465
Payable for Pending Capital Transactions		(10,942)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		38,006

Net Assets — 100%		$56,332,417

Net Assets, representing:
Equity of Participants — 16,736,239 Accumulation Units at an Accumulation Value of 3.3616		$56,259,731
Equity of The Prudential Insurance Company of America		72,686

		$56,332,417

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	FDIC — Guarantee issued under temporary liquidity guaranteed program.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS

As of December 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	$—
Level 2—Other Significant Observable Inputs	$56,294,411	—
Level 3—Significant Unobservable Inputs	—	—

Total	$56,294,411	$—

*	Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage on net assets as of December 31, 2008 were as follows:

Federal Credit Agencies	30.1%
Foreign Banks	24.8
Petroleum Refining	7.1
Chemical and Allied Products	5.3
ABS MultiSeller	3.6
Life Insurance	3.6
National Commercial Banks	3.6
Security Brokers and Dealers	3.6
Soap and Other Detergents	3.5
Natural Gas Distribution	3.5
Concrete Products	3.5
Crude Petroleum and Natural Gas	3.5
Personal Credit Institutions	2.4
Bank Holding Companies	1.8

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated Interest Income	$1,690,118
Total	1,690,118
EXPENSES
Fees Charged to Participants for Investment Management Services	(138,104)
Fees Charged to Participants for Administrative Expenses	(417,337)
Total Expenses	(555,441)
NET INVESTMENT INCOME	1,134,677
Realized Gain on Investment Transactions	4,786
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,139,463

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
OPERATIONS
Net Investment Income	$1,134,677	$2,517,127
Net Realized Gain on Investment Transactions	4,786	885
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,139,463	2,518,012
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	12,925,119	9,926,395
Withdrawals and Transfers Out	(12,465,465)	(15,137,395)
Annual Account Charges Deducted from Participants’ Accounts	(27,772)	(29,093)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	431,882	(5,240,093)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(648,067)	440
TOTAL INCREASE (DECREASE) IN NET ASSETS	923,278	(2,721,641)
NET ASSETS
Beginning of year	55,409,139	58,130,780
End of year	$56,332,417	$55,409,139

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2008	2007	2006	2005	2004
Investment Income	$.1010	$.1735	$.1561	$.0985	$.0431
Expenses
Investment management fee	(.0083)	(.0080)	(.0077)	(.0071)	(.0072)
Administrative expenses	(.0250)	(.0235)	(.0228)	(.0223)	(.0221)
Net Increase in Accumulation Unit Value	.0677	.1420	.1256	.0691	.0138
Accumulation Unit Value
Beginning of year	3.2939	3.1519	3.0263	2.9572	2.9434
End of year	$3.3616	$3.2939	$3.1519	$3.0263	$2.9572
Total Return**	2.06%	4.51%	4.15%	2.33%	0.47%
Ratio Of Expenses To Average Net Assets***	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	2.00%	4.39%	4.06%	2.30%	0.46%
Number of Accumulation Units Outstanding For Participants at end of year (000’s omitted)	16,736	16,560	18,183	20,822	24,298

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-11.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the years ended December 31, 2008 and December 31, 2007, PICA has advised the Account that it received deferred sales charges of $2,484 and $2,390, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2008 and December 31, 2007, are as follows:

	Year Ended December 31,
	2008	2007
Units issued	3,923,407	3,082,337
Units redeemed	(3,746,725)	(4,705,477)
Net Increase (Decrease)	176,682	(1,623,140)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the year ended December 31, 2008, $267,555 in participant loans were withdrawn from VCA-11 and $118,451 of principal and interest was repaid to VCA-11. For the year ended December 31, 2007, $315,056 in participant loans were withdrawn from VCA-11 and $136,553 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the year ended December 31, 2008, PICA has advised the Account that it received $3,665 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE COMMITTEE AND PARTICIPANTS OF THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-11 (the “Account”) as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2009

MANAGEMENT OF VCA 10 AND VCA 11 (Unaudited)

VCA 10 and VCA 11 are managed by The Prudential Variable Contract Account 10 Committee and The Prudential Variable Contract Account 11 Committees (the VCA Committees). The members of the VCA Committees are elected by the persons having voting rights in respect of the VCA 10 Account and the VCA 11 Account. The affairs of the Accounts are conducted in accordance with the Rules and Regulations of the Accounts.

Information pertaining to the Committee Members of VCA 10 and VCA 11 (hereafter referred to as Board Members) is set forth below. Board Members who are not deemed to be “interested persons” of VCA 10 and VCA 11 as defined in the 1940 Act, as amended (the Investment Company Act or the 1940 Act) are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of VCA 10 and VCA 11 are referred to as “Interested Board Members.” “Fund Complex” consists of VCA 10 and VCA 11 and any other investment companies managed by PI.

Independent Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 62	Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008)
Linda W. Bynoe (56) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley Co. (broker-dealer).	Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Director of Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).
David E.A. Carson (74) Board Member Portfolios Overseen: 62	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.
Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 62	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns Co., Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).	None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 62	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).
Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 62	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (66) Board Member Portfolios Overseen: 62	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (65) Board Member Portfolios Overseen: 62	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 62	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995- June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members (1)
Judy A. Rice (61) Board Member & President Portfolios Overseen: 62	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003- June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.
Robert F. Gunia (62) Board Member & Vice President Portfolios Overseen: 146	Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.	Director (since May 1989) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

1 The year in which each individual joined the Fund’s Board is as follows: Linda W. Bynoe, 2005; David E.A. Carson, 2003; Robert E. La Blanc, 2003; Douglas H. McCorkindale, 2003, Richard A. Redeker, 2003; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member and President since 2003; Robert F. Gunia, Board Member since 2003 and Vice President since 1999.

Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (56) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (51) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (50) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1997-2005).
Andrew R. French (46) Assistant Secretary	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).
Timothy J. Knierim (50) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Mutual Fund Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).
Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.
Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (45) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes interested Board Members who also serve as President or Vice President.

1 The year that each individual became a Fund officer is as follows: Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Grace C. Torres, 1997; Valerie Simpson, 2007; Peter Parrella, 2007, M. Sadiq Peshimam, 2006; Noreen M. Fierro, 2006; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

¡	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
¡	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.
¡

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

¡

“Other Directorships Held” includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934, as amended (the Exchange Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.

¡

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Funds, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

The Prudential Series Fund

The following pages represent information on the Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of the Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of the Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

The Prudential Series Fund, Conservative Balanced Portfolio Subadvised by: Prudential Investment Management, Inc., Quantitative Management Associates LLC	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Portfolio	-21.41%	0.58%	1.47%
S&P 500 Index	-36.99	-2.19	-1.38
Blended Index	-18.23	1.24	2.15

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

Portfolio inception: 5/13/1983. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Conservative Balanced Portfolio underperformed the blended index (the Index).

Both fixed income and equity were slightly overweight for much of the year. However, in the risk-averse investment environment, the ultra-safe U.S. Treasury securities market outperformed all other U.S. fixed income markets. An underweight position in U.S. Treasury securities and overweight positions in credit-sensitive sectors, such as investment grade corporate bonds, primarily drove the Portfolio’s underperformance.

The equity portion of the Portfolio closely matched its benchmark for the year. Early in 2008 an overweight in equities (versus the guideline weight of 50%) slightly detracted from performance relative to the Index. Equities declined in all sectors and styles for the year. By the end of the third quarter, equities had fallen to very near their guideline level.

The Portfolio held overweight positions in fixed income for most of 2008. Some of the Portfolio’s cash holdings were used to fund the fixed income component, which did not reward relative performance during the year. The Portfolio’s guideline weight for cash is 10%, but it varied between 1% and 3% in 2008.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Blended Index consists of S&P 500 Index (50%), Barclays Capital Aggregate Bond Index (40%), an unmanaged index comprised of more than 5,000 government and corporate bonds, and 3-Month T-Bill Index (10%), an unmanaged market value-weighted index of investment grade fixed rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Diversified Bond Portfolio Subadvised by: Prudential Investment Management, Inc.	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Portfolio	-3.46%	3.16%	4.59%
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

Portfolio inception: 5/13/1983. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Diversified Bond Portfolio posted a decline that underperformed its benchmark index, which posted a gain.

A burst housing bubble in the United States led to a collapse in the subprime mortgage market that escalated into a full-scale credit crisis in which financial institutions continued to take massive write-downs and losses in 2008. The U.S. economy, mired in one of its worst recessions since the Great Depression, shed some 2.5 million jobs in 2008. The Federal Reserve (the Fed) tried to boost growth by cutting its target for the overnight bank lending rate from 4.25% in January to a range of zero to 0.25% in December. The Fed and the U.S. Department of the Treasury employed unconventional measures to encourage commercial banks and finance firms to lend, yet it remained difficult for businesses and individuals to borrow money.

Preservation of capital became a top priority of investors who fled to super-safe U.S. Treasury securities, enabling that market to post a gain for 2008 that led other U.S. bond markets. A key reason the Portfolio trailed its benchmark index was its investment in the Dryden Core Investment Fund—Short Term Bond Series, which declined in value due to exposure to securities backed by subprime home equity loans. Another negative for the Portfolio was its exposures to high yield corporate (“junk”) bonds and bank loans, both of which ended 2008 in the red as these riskier assets fell out of favor. (Neither is in the benchmark index, which is made up of investment-grade debt securities.) Among investment-grade bond markets, the Portfolio had larger exposures than its benchmark index to commercial mortgage-backed securities and asset-backed securities, particularly those backed by home equity loans. This strategy did not work well as both posted declines for 2008. Another strategy that did not work well was security selection within the high-grade corporate bond market. The Portfolio emphasized lower investment-grade bonds, which underperformed higher quality bonds.

Meanwhile, the Portfolio benefited from other strategies such as its approach to managing duration, which measures a fund’s sensitivity to changes in interest rates. A long duration increases responsiveness to changes in rates, while a short duration lessens responsiveness. The Portfolio’s duration in the Treasury market was slightly longer than that of its benchmark index in November and December. During this time, the Fed cut rates and announced it was considering purchasing longer-term Treasurys, which might help reduce long-term rates. Yields on Treasurys declined in anticipation, pushing their prices higher, as bond prices move inversely to yields. Having a slightly longer duration helped the Portfolio derive greater benefit from the Treasury market rally.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of more than 5,000 government and corporate bonds. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Equity Portfolio Subadvised by: ClearBridge Advisors, LLC, Jennison Associates LLC	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year	Since Inception
Portfolio: Class I	-38.16%	-1.39%	-0.16%	N/A
Portfolio: Class II	-38.41	-1.77	N/A	-1.81%
S&P 500 Index	-36.99	-2.19	-1.38	-2.31
Russell 1000® Index	-37.60	-2.04	-1.09	-1.96

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS1

Portfolio (Class I) inception: 5/13/1983. Portfolio (Class II) inception: 5/4/1999. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Unless noted otherwise, Index returns reflect performance beginning the closest month-end date to the Portfolio’s inception (Class II).

The Russell 1000® Index is a trademark/service mark of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Equity Portfolio slightly underperformed its benchmark index, the Russell 1000® Index.

The Portfolio is co-managed by Jennison Associates and ClearBridge Advisors. Style and risk factors contributed to the Portfolio’s underperformance during 2008. An overexposure to factors such as earnings variation, a multiple that measures a company’s historical earnings variability and cash flow fluctuations, hurt performance.

The Portfolio’s exposure to leveraged stocks (companies with a higher debt-to-capital ratio) detracted from performance. In addition, an underexposure to earnings yield, or stocks with low price-to-earnings ratios (P/E), further hindered performance.

Stock selection in the banking industry helped relative performance, as did some stocks in the healthcare and technology sectors. Both subadvisers contributed positively in terms of stock selection.

Overall, sector selection had negligible effects on performance during 2008.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

[1]	The graph is based on the performance of Class I shares. Performance of Class II shares will be lower due to differences in the fee structure. Class II shares have associated 12b-1 and administrative fees at an annual rate of 0.25% and 0.15%, respectively, of the average daily net assets of the Class II shares.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Russell 1000® Index is a market cap-weighted index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Flexible Managed Portfolio Subadvised by: Prudential Investment Management, Inc., Quantitative Management Associates, LLC	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Portfolio	-24.82%	0.68%	1.13%
S&P 500 Index	-36.99	-2.19	-1.38
Blended Index	-22.20	0.63	1.56

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

Portfolio inception: 5/13/1983. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Flexible Managed Portfolio underperformed the blended index.

The fixed income portion of the Portfolio primarily drove the Portfolio’s overall subpar performance. Underweight holdings in U.S. Treasury securities, which outperformed bonds (as measured by Barclays Capital Aggregate Index), hindered the Portfolio’s performance.

The Portfolio had an overweight position in equities (versus the guideline weight of 60%), which slightly hurt performance relative to the Index. The subadvisers began 2008 with an overweight position in equities. However, by the end of the third quarter, equities had fallen to very near their guideline level.

The fixed income portion of the Portfolio hovered quite close to its guideline weight through most of the year (the cash portion of the Portfolio varied between nearly 0.0% and 4.0%). Asset class weights represented only a minor factor in determining relative performance.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Blended Index consists of S&P 500 Index (60%), Barclays Capital Aggregate Bond Index (35%), an unmanaged index comprised of more than 5,000 government and corporate bonds, and 3-Month T-Bill Index (5%), an unmanaged market value-weighted index of investment grade fixed rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Global Portfolio

Subadvised by:  LSV Asset Management, Marsico Capital Management, LLC, Quantitative Management Associates LLC, T. Rowe Price
Associates, Inc., William Blair & Company LLC

December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Portfolio	-42.92%	-0.82%	-0.32%
MSCI World Index (GD)	-40.33	0.00	-0.19

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

Portfolio inception: 9/19/1988. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Global Portfolio underperformed its benchmark, the MSCI World Index (GD) (the Index).

This multi-managed portfolio seeks to outperform the Index. The Portfolio is co-managed by four specialist subadvisers: Marsico Capital Management manages large-cap domestic growth stocks; T. Rowe Price manages large-cap domestic value stocks; William Blair & Company manages international growth stocks; and LSV Asset Management manages international value stocks. William Blair has the flexibility to invest in emerging markets stocks, which are not part of the benchmark. Usually, this portfolio maintains a modest exposure to the sector, which may detract from performance during periods characterized by a “flight to quality” when investors move money out of equities and into other investments such as government securities and money market funds.

During 2008, stock selection primarily drove the Portfolio’s underperformance during the period. In the U.S., the Portfolio was underweight compared with the Index in some of the top-performing companies in the energy sector. Stock selection in the utilities and consumer staples sectors, particularly by growth-oriented managers Marsico Capital Management, LLC and William Blair & Company LLC, detracted from results. From a country standpoint, exposure to emerging markets, specifically China, Brazil, and Russia detracted, as did underweight positions in Japan and the United States. An overweight position in Switzerland and an underweight position in Australia also helped performance. All of these countries experienced significant declines in the Index at the end of the reporting period.

Sector exposures detracted from results relative to the Index. For the year, all sectors in the Index posted declines. Underweight positions in defensive sectors (companies that tend to remain more stable throughout the business cycle), including healthcare, consumer staples, and utilities, negatively affected performance. Conversely, an underweight to financial services, which declined the most in the Index, was rewarded.

The fairly modest cash allocation held in the Portfolio for transactional purposes had a positive impact on performance due to the sharp sell-off in equity markets.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

MSCI World Index (GD) - The Morgan Stanley Capital International World Index is an unmanaged capitalization weighted index which includes the equity markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The GD version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings, refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Government Income Portfolio Subadvised by: Prudential Investment Management, Inc.	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Portfolio	4.30%	3.87%	5.11%
Barclays Capital Government Bond Index	12.39	6.06	6.16

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

Portfolio inception: 5/1/1989. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Government Income Portfolio posted a positive total return that was below its benchmark index.

A burst housing bubble in the United States led to a collapse in the subprime mortgage market that escalated into a credit crisis in which financial institutions around the world continued to take massive write-downs and losses during 2008. The U.S. economy, mired in one of its worst recessions since the Great Depression, shed some 2.5 million jobs in 2008. The Federal Reserve (the Fed) tried to boost growth by cutting its target for the overnight bank lending rate from 4.25% in January to a range of zero to 0.25% in December. The Fed and the U.S. Department of the Treasury employed unconventional measures to encourage commercial banks and finance firms to lend, yet it remained difficult for businesses and individuals to borrow money.

Preservation of capital became a top priority for investors who fled to super-safe U.S. Treasury securities, enabling that market to post a double-digit gain in 2008 that outperformed other U.S. bond markets. The Portfolio invested in a diverse group of debt securities that included Treasurys, federal agency securities, mortgage-backed securities, commercial mortgage-backed securities and, to a lesser extent, corporate bonds and asset-backed securities. The latter are backed by pools of consumer loans such as credit cards and home equity loans that are packaged into securities and sold to investors. A key reason the Portfolio trailed its benchmark index was its investment in the Dryden Core Investment Fund—Short Term Bond Series, which declined in value because it held securities backed by subprime home equity loans. The Portfolio also had a larger exposure than its benchmark index to mortgage-backed securities. This hurt its relative performance as that market underperformed the Treasury market. Poor security selection within the mortgage-backed market also detracted from the Portfolio’s performance versus its benchmark index.

On a positive note, favorable security selection within the commercial mortgage-backed market aided the Portfolio’s performance versus its benchmark index. The Portfolio also benefited from its strategy for managing duration, which measures a fund’s sensitivity to changes in interest rates. A long duration increases responsiveness to changes in rates, while a short duration lessens responsiveness. The Portfolio’s duration in the U.S. Treasury market was slightly longer than that of its benchmark index in November and December. During this time, the Fed cut rates and announced it was considering purchasing longer-term Treasurys, which might reduce long-term rates. In anticipation, yields on Treasurys declined, pushing their prices higher, as bond prices move inversely to yields. Having a slightly longer duration helped the Portfolio derive greater benefit from the Treasury market rally.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

Barclays Capital Government Bond Index is a weighted index comprised of securities issued or backed by the U.S. Government, its agencies and instrumentalities with a remaining maturity of one to thirty years. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund, Stock Index Portfolio Subadvised by: Quantitative Management Associates LLC	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Portfolio	-36.94%	-2.43%	-1.61%
S&P 500 Index	-36.99	-2.19	-1.38

Past performance does not guarantee future returns. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

$10,000 INVESTED OVER 10 YEARS

Portfolio inception: 10/19/1987. Portfolio performance is net of investment fees and fund expenses, but not product charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

For the year ended December 31, 2008, the Stock Index Portfolio performed in line with the S&P 500 Index, its benchmark index (the Index).

The Portfolio is subadvised by Quantitative Management Associates LLC (QMA). This is an index portfolio based on the S&P 500. The managers approximate the holdings and weights of the Index using a purely quantitative approach. For compliance purposes, the Portfolio cannot hold Prudential stock, which will result in a slight difference in weights.

The large decline of the Portfolio was in line with the performance of U.S. equities in general. Indeed, 2008 was a year of historically poor returns for nearly every category of investable assets. The managers matched the performance of the Index, thus meeting their goal of reproducing its performance. There were no substantial differences in positions, weights, or performance between the Portfolio and the Index.

All sectors in the Index were down significantly for the year. The distressed financial sector, reeling from the credit crisis, was the worst performing sector during the year. Materials and energy stocks posted significant declines as global construction demand collapsed, especially in China. Global demand for energy resources deteriorated, and the price of crude oil plunged from its record high in July to a low of under $40 late in the year, pushing the energy sector down.

Industrials, stalled by the credit crisis and global slowdown, declined. Demand for computers and software slumped as information technology fell. Weak consumer spending drove the consumer discretionary sector deep into negative territory. The smallest declines were in two sectors of defensive stocks (companies that tend to remain more stable throughout the business cycle): healthcare and consumer staples. Telecommunications and utilities also fell sharply.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Fund.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in a market index. For a complete list of holdings refer to the Schedule of Investments section of this report.

The Prudential Series Fund Fees and Expenses — unaudited	December 31, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 through December 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period

Conservative Balanced (Class I)	Actual	$1,000.00	$842.10	0.60%	$2.78
	Hypothetical	$1,000.00	$1,022.17	0.60%	$3.05
Diversified Bond (Class I)	Actual	$1,000.00	$961.20	0.45%	$2.22
	Hypothetical	$1,000.00	$1,022.87	0.45%	$2.29
Equity (Class I)	Actual	$1,000.00	$673.00	0.49%	$2.06
	Hypothetical	$1,000.00	$1,022.67	0.49%	$2.49
Equity (Class II)	Actual	$1,000.00	$671.70	0.89%	$3.74
	Hypothetical	$1,000.00	$1,020.66	0.89%	$4.52
Flexible Managed (Class I)	Actual	$1,000.00	$814.50	0.64%	$2.92
	Hypothetical	$1,000.00	$1,021.92	0.64%	$3.25
Global (Class I)	Actual	$1,000.00	$648.30	0.87%	$3.60
	Hypothetical	$1,000.00	$1,020.76	0.87%	$4.42
Government Income (Class I)	Actual	$1,000.00	$1,033.50	0.50%	$2.56
	Hypothetical	$1,000.00	$1,022.62	0.50%	$2.54
Stock Index (Class I)	Actual	$1,000.00	$716.40	0.37%	$1.60
	Hypothetical	$1,000.00	$1,023.28	0.37%	$1.88

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2008, and divided by the 366 days in the Portfolio's fiscal year ended December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 91.8%
COMMON STOCKS — 45.7%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
Boeing Co.	84,200	$3,592,814
General Dynamics Corp.	45,200	2,603,068
Goodrich Corp.	15,600	577,512
Honeywell International, Inc.	84,712	2,781,095
L-3 Communications Holdings, Inc.	13,500	996,030
Lockheed Martin Corp.	37,900	3,186,632
Northrop Grumman Corp.	39,462	1,777,368
Precision Castparts Corp.	15,500	921,940
Raytheon Co.	48,500	2,475,440
Rockwell Collins, Inc.	17,300	676,257
United Technologies Corp.	109,700	5,879,920

		25,468,076

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	19,300	1,062,079
Expeditors International Washington, Inc.(b)	24,400	811,788
FedEx Corp.	35,400	2,270,910
United Parcel Service, Inc. (Class B Stock)	112,700	6,216,532

		10,361,309

Airlines
Southwest Airlines Co.	83,500	719,770

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	23,400	139,698
Johnson Controls, Inc.	70,300	1,276,648

		1,416,346

Automobiles — 0.1%
Ford Motor Co.(a)(b)	257,185	588,954
General Motors Corp.(b)	73,491	235,171
Harley-Davidson, Inc.(b)	26,000	441,220

		1,265,345

Beverages — 1.2%
Brown-Forman Corp. (Class B Stock)	11,000	566,390
Coca-Cola Co. (The)	226,100	10,235,547
Coca-Cola Enterprises, Inc.	40,200	483,606
Constellation Brands, Inc.(a)	22,000	346,940
Dr Pepper Snapple Group, Inc.(a)	28,900	469,625
Molson Coors Brewing Co. (Class B Stock)	17,100	836,532
Pepsi Bottling Group, Inc.	17,700	398,427
PepsiCo, Inc.	178,030	9,750,703

		23,087,770

Biotechnology — 1.0%
Amgen, Inc.(a)(b)	120,360	6,950,790
Biogen Idec, Inc.(a)	32,990	1,571,314
Celgene Corp.(a)	51,700	2,857,976
Cephalon, Inc.(a)(b)	7,700	593,208
Genzyme Corp.(a)	30,600	2,030,922
Gilead Sciences, Inc.(a)	104,600	5,349,244

		19,353,454

Building Products
Masco Corp.	43,100	479,703

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Capital Markets — 1.1%
American Capital Ltd.(b)	45,100	$146,124
Ameriprise Financial, Inc.	27,820	649,875
Bank of New York Mellon Corp. (The)	130,358	3,693,042
Charles Schwab Corp. (The)	106,150	1,716,446
E*Trade Financial Corp.(a)(b)	104,600	120,290
Federated Investors, Inc. (Class B Stock)	9,000	152,640
Franklin Resources, Inc.	17,300	1,103,394
Goldman Sachs Group, Inc. (The)	50,400	4,253,256
Invesco Ltd. (Bermuda)	43,200	623,808
Janus Capital Group, Inc.	18,600	149,358
Legg Mason, Inc.	17,800	389,998
Merrill Lynch & Co., Inc.	182,600	2,125,464
Morgan Stanley	126,180	2,023,927
Northern Trust Corp.	24,500	1,277,430
State Street Corp.	49,100	1,931,103
T. Rowe Price Group, Inc.(b)	29,700	1,052,568

		21,408,723

Chemicals — 0.8%
Air Products and Chemicals, Inc.	23,900	1,201,453
CF Industries Holding, Inc.	7,300	358,868
Dow Chemical Co. (The)	105,231	1,587,936
E. I. Du Pont de Nemours & Co.	102,620	2,596,286
Eastman Chemical Co.	8,000	253,680
Ecolab, Inc.	20,000	703,000
International Flavors & Fragrances, Inc.	8,300	246,676
Monsanto Co.	59,594	4,192,437
PPG Industries, Inc.	18,700	793,441
Praxair, Inc.	35,800	2,125,088
Rohm & Haas Co.	12,811	791,592
Sigma-Aldrich Corp.(b)	14,400	608,256

		15,458,713

Commercial Banks — 1.4%
BB&T Corp.(b)	62,500	1,716,250
Comerica, Inc.	19,200	381,120
Fifth Third Bancorp	68,321	564,331
First Horizon National Corp.(b)	21,198	224,063
Huntington Bancshares, Inc.	59,936	459,110
KeyCorp.(b)	59,400	506,088
M&T Bank Corp.(b)	8,100	465,021
Marshall & Ilsley Corp.(b)	29,200	398,288
National City Corp.	238,100	430,961
PNC Financial Services Group, Inc.	39,400	1,930,600
Regions Financial Corp.	81,203	646,376
SunTrust Banks, Inc.	40,200	1,187,508
U.S. Bancorp	203,185	5,081,657
Wachovia Corp.	181,640	1,006,286
Wells Fargo & Co.	431,900	12,732,411
Zions Bancorporation(b)	13,550	332,111

		28,062,181

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	12,100	396,033
Cintas Corp.	15,000	348,450
Matsuda Sangyo Co. Ltd. (Japan)	30	298
Pitney Bowes, Inc.	23,600	601,328

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Republic Services, Inc.	36,465	$903,967
RR Donnelley & Sons Co.	22,900	310,982
Stericycle, Inc.(a)	9,400	489,552
Waste Management, Inc.	55,742	1,847,290

		4,897,900

Communications Equipment — 1.1%
Ciena Corp.(a)	10,142	67,951
Cisco Systems, Inc.(a)	668,900	10,903,070
Corning, Inc.	179,500	1,710,635
Harris Corp.	15,300	582,165
JDS Uniphase Corp.(a)	21,475	78,384
Juniper Networks, Inc.(a)(b)	60,800	1,064,608
Motorola, Inc.	248,725	1,101,852
QUALCOMM, Inc.	183,800	6,585,554
Tellabs, Inc.(a)	45,800	188,696

		22,282,915

Computers & Peripherals — 1.9%
Apple, Inc.(a)	99,000	8,449,650
Dell, Inc.(a)	197,400	2,021,376
EMC Corp.(a)	235,550	2,466,209
Hewlett-Packard Co.	278,548	10,108,507
International Business Machines Corp.	154,100	12,969,055
Lexmark International, Inc. (Class A Stock)(a)(b)	9,833	264,508
NetApp, Inc.(a)	38,800	542,036
QLogic Corp.(a)(b)	19,600	263,424
SanDisk Corp.(a)	31,800	305,280
Sun Microsystems, Inc.(a)	81,575	311,617
Teradata Corp.(a)	23,500	348,505

		38,050,167

Construction & Engineering — 0.1%
Fluor Corp.	21,400	960,218
Jacobs Engineering Group, Inc.(a)	13,400	644,540

		1,604,758

Construction Materials
Vulcan Materials Co.(b)	12,300	855,834

Consumer Finance — 0.2%
American Express Co.	131,900	2,446,745
Capital One Financial Corp.	45,161	1,440,184
Discover Financial Services	57,540	548,356
SLM Corp.(a)(b)	54,200	482,380

		4,917,665

Containers & Packaging — 0.1%
Ball Corp.	12,100	503,239
Bemis Co., Inc.	11,300	267,584
Pactiv Corp.(a)	15,100	375,688
Sealed Air Corp.	21,800	325,692

		1,472,203

Distributors
Genuine Parts Co.	17,900	677,694

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	12,300	942,426
H&R Block, Inc.	37,300	847,456

		1,789,882

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Diversified Financial Services — 1.5%
Bank of America Corp.	570,477	$8,032,316
CIT Group, Inc.(b)	30,800	139,832
Citigroup, Inc.	619,358	4,155,892
CME Group, Inc.	7,640	1,589,960
IntercontinentalExchange, Inc.(a)	8,800	725,472
JPMorgan Chase & Co.	425,345	13,411,129
Leucadia National Corp.(b)	20,700	409,860
Moody’s Corp.(b)	21,100	423,899
Nasdaq OMX Group, Inc. (The)(a)	12,000	296,520
NYSE Euronext	31,100	851,518

		30,036,398

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	672,068	19,153,939
CenturyTel, Inc.	14,200	388,086
Embarq Corp.	16,943	609,270
Frontier Communications Corp.	39,500	345,230
Qwest Communications International, Inc.(b)	163,057	593,527
Verizon Communications Group, Inc.	323,976	10,982,787
Windstream Corp.	51,857	477,084

		32,549,923

Electric Utilities — 1.1%
Allegheny Energy, Inc.	18,800	636,568
American Electric Power Co., Inc.	45,760	1,522,893
Duke Energy Corp.	143,824	2,158,798
Edison International	37,600	1,207,712
Entergy Corp.	21,800	1,812,234
Exelon Corp.	74,774	4,158,181
FirstEnergy Corp.	34,701	1,685,775
FPL Group, Inc.	46,500	2,340,345
Pepco Holdings, Inc.	27,700	491,952
Pinnacle West Capital Corp.	11,700	375,921
PPL Corp.	42,600	1,307,394
Progress Energy, Inc.	29,483	1,174,898
Southern Co. (The)	85,600	3,167,200

		22,039,871

Electrical Equipment — 0.2%
Cooper Industries Ltd. (Class A Stock)(Bermuda)	20,400	596,292
Emerson Electric Co.	88,300	3,232,663
Rockwell Automation, Inc.	16,200	522,288

		4,351,243

Electronic Equipment & Instruments — 0.1%
Agilent Technologies, Inc.(a)	40,714	636,360
Amphenol Corp., (Class A Stock)	15,200	364,496
Jabil Circuit, Inc.	23,600	159,300
Molex, Inc.	15,000	217,350
Tyco Electronics Ltd. (Bermuda)	56,515	916,108

		2,293,614

Energy Equipment & Services — 0.7%
B.J. Services Co.	31,900	372,273
Baker Hughes, Inc.	36,950	1,184,987
Cameron International Corp.(a)(b)	24,800	508,400
ENSCO International, Inc.	16,800	476,952

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Halliburton Co.	99,700	$1,812,546
Nabors Industries Ltd. (Bermuda)(a)	31,900	381,843
National Oilwell Varco, Inc.(a)	44,400	1,085,136
Noble Corp. (Cayman Islands)	30,600	675,954
Rowan Cos., Inc.	13,200	209,880
Schlumberger Ltd.	136,400	5,773,812
Smith International, Inc.	21,200	485,268
Weatherford International Ltd. (Bermuda)(a)	70,100	758,482

		13,725,533

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	49,500	2,598,750
CVS Caremark Corp.	163,248	4,691,748
Kroger Co. (The)	74,446	1,966,119
Safeway, Inc.	49,500	1,176,615
SUPERVALU, Inc.	24,110	352,006
SYSCO Corp.	68,500	1,571,390
Walgreen Co.(b)	109,600	2,703,832
Wal-Mart Stores, Inc.	254,200	14,250,451
Whole Foods Market, Inc.(b)	14,100	133,104

		29,444,015

Food Products — 0.8%
Archer-Daniels-Midland Co.	73,326	2,113,989
Campbell Soup Co.(b)	23,500	705,235
ConAgra Foods, Inc.	55,000	907,500
Dean Foods Co.(a)(b)	17,300	310,881
General Mills, Inc.	38,200	2,320,650
H.J. Heinz Co.	37,200	1,398,720
Hershey Co. (The)	18,500	642,690
J.M. Smucker Co. (The)	13,300	576,688
Kellogg Co.	29,900	1,311,115
Kraft Foods, Inc.	172,653	4,635,733
McCormick & Co., Inc.	14,400	458,784
Sara Lee Corp.	79,200	775,368
Tyson Foods, Inc. (Class A Stock)	38,000	332,880

		16,490,233

Gas Utilities — 0.1%
Equitable Resources, Inc.(b)	10,900	365,695
Nicor, Inc.	4,600	159,804
Questar Corp.(b)	19,700	643,993

		1,169,492

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	71,400	3,826,326
Becton Dickinson & Co.	28,600	1,955,954
Boston Scientific Corp.(a)	171,767	1,329,477
C.R. Bard, Inc.	13,000	1,095,380
Covidien Ltd. (Bermuda)	57,115	2,069,848
Densply International, Inc.	16,900	477,256
Hospira, Inc.(a)	18,360	492,415
Intuitive Surgical, Inc.(a)(b)	4,400	558,756
Medtronic, Inc.	128,300	4,031,185
St. Jude Medical, Inc.(a)	38,900	1,282,144
Stryker Corp.	28,100	1,122,595
Varian Medical Systems, Inc.(a)(b)	14,200	497,568
Zimmer Holdings, Inc.(a)	25,600	1,034,752

		19,773,656

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 1.0%
Aetna, Inc.	53,600	$1,527,600
AmerisourceBergen Corp.	19,300	688,238
Cardinal Health, Inc.	42,050	1,449,464
Cigna Corp.	37,400	630,190
Coventry Health Care, Inc.(a)	19,150	284,952
DaVita, Inc.(a)	11,900	589,883
Express Scripts, Inc.(a)(b)	28,100	1,544,938
Humana, Inc.(a)(b)	22,900	853,712
Laboratory Corp. of America Holdings(a)(b)	11,200	721,392
McKesson Corp.	31,430	1,217,284
Medco Health Solutions, Inc.(a)	57,498	2,409,741
Patterson Cos., Inc.(a)	11,400	213,750
Quest Diagnostics, Inc.	17,100	887,661
Tenet Healthcare Corp.(a)	44,600	51,290
UnitedHealth Group, Inc.	138,500	3,684,100
WellPoint, Inc.(a)	58,200	2,451,966

		19,206,161

Healthcare Technology
IMS Health, Inc.	22,200	336,552

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	51,500	1,252,480
Darden Restaurants, Inc.	16,950	477,651
International Game Technology	35,200	418,528
Marriott International, Inc. (Class A Stock)	33,600	653,520
McDonald’s Corp.	127,900	7,954,101
Starbucks Corp.(a)	80,200	758,692
Starwood Hotels & Resorts Worldwide, Inc.	19,500	349,050
Wyndham Worldwide Corp.	16,420	107,551
Wynn Resorts Ltd.(a)(b)	6,200	262,012
Yum! Brands, Inc.	53,300	1,678,950

		13,912,535

Household Durables — 0.2%
Black & Decker Corp. (The)(b)	6,900	288,489
Centex Corp.	11,900	126,616
D.R. Horton, Inc.	31,100	219,877
Fortune Brands, Inc.	17,000	701,760
Harman International Industries, Inc.(b)	6,400	107,072
KB Home(b)	8,200	111,684
Leggett & Platt, Inc.	17,600	267,344
Lennar Corp. (Class A Stock)(b)	13,300	115,311
Newell Rubbermaid, Inc.	32,914	321,899
Pulte Homes, Inc.	20,800	227,344
Snap-On, Inc.	7,000	275,660
Stanley Works (The)	10,500	358,050
Whirlpool Corp.(b)	9,626	398,035

		3,519,141

Household Products — 1.5%
Clorox Co.	15,400	855,624
Colgate-Palmolive Co.	57,500	3,941,050
Kimberly-Clark Corp.	47,100	2,484,054
Procter & Gamble Co.	342,925	21,199,624

		28,480,352

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)(b)	75,300	$620,472
Constellation Energy Group, Inc.	17,000	426,530
Dynegy, Inc. (Class A Stock)(a)	48,400	96,800

		1,143,802

Industrial Conglomerates — 1.3%
3M Co.	79,500	4,574,430
General Electric Co.	1,187,800	19,242,360
Textron, Inc.	28,300	392,521
Tyco International Ltd. (Bermuda)	56,415	1,218,564

		25,427,875

Insurance — 1.2%
Aflac, Inc.(b)	54,200	2,484,528
Allstate Corp. (The)	61,600	2,018,016
American International Group, Inc.(b)	295,788	464,387
AON Corp.	30,700	1,402,376
Assurant, Inc.	17,400	522,000
Chubb Corp.	41,000	2,091,000
Cincinnati Financial Corp.	17,837	518,522
Genworth Financial, Inc.	62,800	177,724
Hartford Financial Services Group, Inc.	36,800	604,256
Lincoln National Corp.	28,118	529,743
Loews Corp.	39,775	1,123,644
Marsh & McLennan Cos., Inc.	57,000	1,383,390
MBIA, Inc.(b)	29,800	121,286
MetLife, Inc.	90,700	3,161,802
Principal Financial Group, Inc.	27,400	618,418
Progressive Corp. (The)	75,600	1,119,636
Torchmark Corp.	10,000	447,000
Travelers Cos., Inc. (The)	67,235	3,039,022
Unum Group	40,010	744,186
XL Capital Ltd. (Class A Stock) (Bermuda)	31,000	114,700

		22,685,636

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)	35,300	1,810,184
Expedia, Inc.(a)	23,300	191,992

		2,002,176

Internet Software & Services — 0.6%
Akamai Technologies, Inc.(a)	19,200	289,728
eBay, Inc.(a)	124,300	1,735,228
Google, Inc. (Class A Stock)(a)	27,150	8,352,698
Verisign, Inc.(a)	21,600	412,128
Yahoo!, Inc.(a)	150,600	1,837,320

		12,627,102

IT Services — 0.4%
Affiliated Computer Services, Inc. (Class A Stock)(a)	10,400	477,880
Automatic Data Processing, Inc.	57,900	2,277,786
Cognizant Technology Solutions Corp. (Class A Stock)(a)	32,500	586,950
Computer Sciences Corp.(a)	17,200	604,408
Convergys Corp.(a)	17,800	114,098
Fidelity National Information Services, Inc.	21,600	351,432

COMMON STOCKS
(continued)	Shares	Value (Note 2)
IT Services (continued)
Fiserv, Inc.(a)	18,200	$661,934
Mastercard, Inc. (Class A Stock)	8,200	1,172,026
Paychex, Inc.	38,700	1,017,036
Total System Services, Inc.	25,796	361,144
Western Union Co.	81,210	1,164,551

		8,789,245

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(b)	28,100	184,898
Hasbro, Inc.	15,800	460,886
Mattel, Inc.	41,051	656,816

		1,302,600

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)	19,601	456,899
Millipore Corp.(a)	5,700	293,664
PerkinElmer, Inc.	12,800	178,048
Thermo Fisher Scientific, Inc.(a)	47,700	1,625,139
Waters Corp.(a)	11,300	414,145

		2,967,895

Machinery — 0.8%
Caterpillar, Inc.(b)	67,200	3,001,824
Cummins, Inc.	23,200	620,136
Danaher Corp.	29,000	1,641,690
Deere & Co.	48,600	1,862,352
Dover Corp.	21,400	704,488
Eaton Corp.	20,200	1,004,142
Flowserve Corp.	7,700	396,550
Illinois Tool Works, Inc.	45,500	1,594,775
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	34,455	597,794
ITT Corp.	20,700	951,993
Manitowoc Co., Inc. (The)	14,600	126,436
PACCAR, Inc.(b)	40,343	1,153,810
Pall Corp.	15,300	434,979
Parker Hannifin Corp.	19,065	811,025

		14,901,994

Media — 1.2%
CBS Corp. (Class B Stock)	83,534	684,143
Comcast Corp. (Class A Stock)	331,890	5,602,304
DIRECTV Group, Inc. (The)(a)(b)	64,500	1,477,695
Gannett Co., Inc.(b)	30,700	245,600
Interpublic Group of Cos., Inc.(a)(b)	67,400	266,904
McGraw-Hill Cos., Inc. (The)	38,100	883,539
Meredith Corp.(b)	4,000	68,480
New York Times Co. (The) (Class A Stock)(b)	15,700	115,081
News Corp. (Class A Stock)	261,100	2,373,399
Omnicom Group, Inc.	36,300	977,196
Scripps Networks Interactive, Inc. (Class A Stock)	12,900	283,800
Time Warner, Inc.	400,500	4,029,030
Viacom, Inc. (Class B Stock)(a)	70,634	1,346,284
Walt Disney Co. (The)	213,400	4,842,046
Washington Post Co. (The) (Class B Stock)	800	312,200

		23,507,701

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Metals & Mining — 0.4%
AK Steel Holding Corp.	11,400	$106,248
Alcoa, Inc.(b)	93,040	1,047,630
Allegheny Technologies, Inc.	13,600	347,208
Freeport-McMoRan Copper & Gold, Inc.	42,394	1,036,109
Newmont Mining Corp.	51,900	2,112,331
Nucor Corp.	36,000	1,663,200
Titanium Metals Corp.(b)	8,600	75,766
United States Steel Corp.(b)	13,400	498,480

		6,886,972

Multiline Retail — 0.3%
Big Lots, Inc.(a)	9,200	133,308
Family Dollar Stores, Inc.	15,900	414,513
J.C. Penney Co., Inc.	25,300	498,410
Kohl’s Corp.(a)	34,600	1,252,520
Macy’s, Inc.(b)	47,874	495,496
Nordstrom, Inc.(b)	20,000	266,200
Sears Holding Corp.(a)(b)	6,042	234,853
Target Corp.(b)	85,800	2,962,673

		6,257,973

Multi-Utilities — 0.7%
Ameren Corp.	23,900	794,914
CenterPoint Energy, Inc.	38,200	482,084
CMS Energy Corp.(b)	28,800	291,168
Consolidated Edison, Inc.	32,600	1,269,118
Dominion Resources, Inc.	65,932	2,363,002
DTE Energy Co.	18,600	663,462
Integrys Energy Group, Inc.	8,820	379,084
NiSource, Inc.	36,800	403,696
PG&E Corp.	40,800	1,579,368
Public Service Enterprise Group, Inc.	57,800	1,686,026
Sempra Energy	27,419	1,168,872
TECO Energy, Inc.	27,900	344,565
Wisconsin Energy Corp.	13,000	545,740
Xcel Energy, Inc.	49,410	916,556

		12,887,655

Office Electronics
Xerox Corp.	99,200	790,624

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	53,254	2,052,942
Apache Corp.	38,014	2,833,183
Cabot Oil & Gas Corp.	11,800	306,800
Chesapeake Energy Corp.	58,500	945,945
Chevron Corp.	229,322	16,962,948
ConocoPhillips	172,877	8,955,029
CONSOL Energy, Inc.	20,800	594,464
Devon Energy Corp.	50,300	3,305,213
El Paso Corp.	79,436	621,984
EOG Resources, Inc.	28,300	1,884,214
Exxon Mobil Corp.	579,940	46,296,609
Hess Corp.	32,200	1,727,208
Marathon Oil Corp.	80,282	2,196,516
Massey Energy Corp.	8,800	121,352
Murphy Oil Corp.	21,100	935,785
Noble Energy, Inc.	19,500	959,790
Occidental Petroleum Corp.	90,900	5,453,091

COMMON STOCKS
(continued)	Shares		Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	30,400		$691,600
Pioneer Natural Resources Co.	12,300		199,014
Range Resources Corp.	17,200		591,508
Southwestern Energy Co.(a)	39,000		1,129,830
Spectra Energy Corp.	69,962		1,101,202
Sunoco, Inc.(b)	14,500		630,170
Tesoro Corp.	20,600		271,302
Valero Energy Corp.	59,500		1,287,580
Williams Cos., Inc.	69,500		1,006,360
XTO Energy, Inc.	62,441		2,202,294

			105,263,933

Paper & Forest Products — 0.1%
International Paper Co.	48,373		570,801
MeadWestvaco Corp.	20,514		229,552
Weyerhaeuser Co.	24,100		737,701

			1,538,054

Personal Products — 0.1%
Avon Products, Inc.	47,600		1,143,828
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	13,100		405,576

			1,549,404

Pharmaceuticals — 3.6%
Abbott Laboratories	176,900		9,441,153
Allergan, Inc.	35,000		1,411,200
Bristol-Myers Squibb Co.	225,200		5,235,900
Eli Lilly & Co.	113,800		4,582,726
Forest Laboratories, Inc.(a)	34,100		868,527
Johnson & Johnson	316,648		18,945,050
King Pharmaceuticals, Inc.(a)	33,366		354,347
Merck & Co., Inc.	243,700		7,408,480
Mylan, Inc.(a)(b)	33,000		326,370
Pfizer, Inc.(b)	768,945		13,618,016
Schering-Plough Corp.	184,900		3,148,847
Teva Pharmaceutical Industries Ltd. (ADR)(Israel)	—	(m)	12
Watson Pharmaceuticals, Inc.(a)(b)	12,200		324,154
Wyeth	151,700		5,690,267

			71,355,049

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	5,800		447,760
Equifax, Inc.	13,700		363,324
Monster Worldwide, Inc.(a)(b)	13,100		158,379
Robert Half International, Inc.	20,000		416,400

			1,385,863

Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co. (Class A Stock)	13,611		157,207
AvalonBay Communities, Inc.	8,700		527,046
Boston Properties, Inc.(b)	13,200		726,000
Developers Diversified Realty Corp.(b)	14,200		69,296
Equity Residential	29,600		882,672
HCP, Inc.(b)	29,300		813,661
Host Hotels & Resorts, Inc.(b)	63,700		482,209
Kimco Realty Corp.(b)	25,200		460,656

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Plum Creek Timber Co., Inc.(b)	19,100	$663,534
ProLogis(b)	26,700	370,863
Public Storage	14,200	1,128,900
Simon Property Group, Inc.	25,600	1,360,128
Vornado Realty Trust	15,100	911,285

		8,553,457

Real Estate Management & Development
CB Richard Ellis Group, Inc.(Class A Stock)(a)	21,600	93,312

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	32,100	2,430,291
CSX Corp.	42,100	1,366,987
Norfolk Southern Corp.	42,700	2,009,035
Ryder System, Inc.	6,900	267,582
Union Pacific Corp.(b)	57,900	2,767,620

		8,841,515

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.(a)(b)	59,000	127,440
Altera Corp.(b)	33,500	559,785
Analog Devices, Inc.	33,000	627,660
Applied Materials, Inc.	148,600	1,505,318
Broadcom Corp. (Class A Stock)(a)	51,150	868,016
Intel Corp.(b)	639,500	9,375,069
KLA-Tencor Corp.	19,700	429,263
Linear Technology Corp.(b)	24,500	541,940
LSI Corp.(a)	72,800	239,512
MEMC Electronic Materials, Inc.(a)	29,400	419,832
Microchip Technology, Inc.	19,800	386,694
Micron Technology, Inc.(a)(b)	104,000	274,560
National Semiconductor Corp.	25,900	260,813
Novellus Systems, Inc.(a)	10,400	128,336
NVIDIA Corp.(a)	63,350	511,235
Teradyne, Inc.(a)	23,500	99,170
Texas Instruments, Inc.	149,100	2,314,032
Xilinx, Inc.	31,400	559,548

		19,228,223

Software — 1.7%
Adobe Systems, Inc.(a)	60,300	1,283,787
Autodesk, Inc.(a)	25,600	503,040
BMC Software, Inc.(a)	21,300	573,183
CA, Inc.	43,264	801,682
Citrix Systems, Inc.(a)	20,700	487,899
Compuware Corp.(a)	31,800	214,650
Electronic Arts, Inc.(a)	32,800	526,112
Intuit, Inc.(a)(b)	38,800	923,052
McAfee, Inc.(a)	13,800	477,066
Microsoft Corp.	883,000	17,165,519
Novell, Inc.(a)	34,200	133,038
Oracle Corp.(a)	434,800	7,709,004
Salesforce.com, Inc.(a)(b)	8,700	278,487
Symantec Corp.(a)	95,478	1,290,863

		32,367,382

Specialty Retail — 0.8%
Abercrombie & Fitch Co.(b)	8,700	200,709
AutoNation, Inc.(a)(b)	16,974	167,703

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Specialty Retail (continued)
AutoZone, Inc.(a)	4,400	$613,668
Bed Bath & Beyond, Inc.(a)(b)	29,600	752,432
Best Buy Co., Inc.	38,425	1,080,127
GameStop Corp. (Class A Stock)(a)(b)	19,400	420,204
Gap, Inc. (The)	53,400	715,026
Home Depot, Inc.	193,150	4,446,313
Lowe’s Cos., Inc.	163,700	3,522,824
Limited Brands, Inc.	31,106	312,304
Office Depot, Inc.(a)(b)	27,800	82,844
RadioShack Corp.	18,700	223,278
Sherwin-Williams Co. (The)(b)	11,200	669,200
Staples, Inc.(b)	73,849	1,323,374
Tiffany & Co.	13,200	311,916
TJX Cos., Inc. (The)(b)	46,900	964,733

		15,806,655

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	38,400	797,568
Jones Apparel Group, Inc.	12,600	73,836
NIKE, Inc. (Class B Stock)(b)	42,100	2,147,100
Polo Ralph Lauren Corp.	6,500	295,165
VF Corp.	9,600	525,792

		3,839,461

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	57,500	917,700
People’s United Financial, Inc.	39,500	704,285
Sovereign Bancorp, Inc.	82,655	246,312

		1,868,297

Tobacco — 0.9%
Altria Group, Inc.	234,300	3,528,558
Lorillard, Inc.	20,947	1,180,363
Philip Morris International, Inc.	232,800	10,129,128
Reynolds American, Inc.	19,300	777,983
UST, Inc.	16,800	1,165,584

		16,781,616

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	14,700	512,295
W.W. Grainger, Inc.	8,100	638,604

		1,150,899

Wireless Telecommunication Services — 0.1%
American Tower Corp. (Class A Stock)(a)	44,800	1,313,536
Sprint Nextel Corp.(b)	324,677	594,159

		1,907,695

TOTAL COMMON STOCKS (cost $943,231,701)		894,669,192

PREFERRED STOCK
Banking
JPMorgan Chase Capital XXVI (cost $700,000)	28,000	685,720

	Units
RIGHTS
Diversified Financial Services
Fortis (Belgium)(a) (cost $0)	5,951	—	(n)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS — 46.1%	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Aerospace & Defense — 0.2%
BAE Systems Holding, Inc., Gtd. Notes, 144A	Baa2	4.75%	08/15/10	$2,000	$1,988,232
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.10%	03/01/11	975	987,223
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.80%	07/01/36	811	865,868
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.50%	11/15/12	625	631,793

					4,473,116

Airlines — 0.2%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,420	1,548,800
Continental Airlines, Inc., Pass-thru Certs.	Baa2	6.648%	09/15/17	266	194,431
Continental Airlines, Inc., Pass-thru Certs.(j)	Baa2	6.703%	06/15/21	155	116,402
Delta Air Lines, Inc., Pass-thru Certs.	Baa1	6.821%	08/10/22	467	296,842
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa1	6.50%	03/01/12	965	903,232

					3,059,707

Asset-Backed Securities — 0.9%
American Express Credit Account Master Trust I, Series 2004-4, Class C, 144A(g)	Baa1	1.665%	03/15/12	1,510	1,274,922
American Express Credit Account Master Trust I, Series 2004-C, Class C, 144A(g)	Baa1	1.695%	02/15/12	78	67,163
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(g)	A1	2.121%	12/25/32	2,359	1,270,488
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	1.595%	01/15/16	4,159	1,493,977
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1(g)	Baa2	2.121%	03/25/33	808	482,938
CDC Mortgage Capital Trust, Series 2003-HE1, Class M2(g)	Baa2	3.396%	08/25/33	67	34,777
Centex Home Equity, Series 2005-A, Class M2(g)	Aa2	0.971%	01/25/35	2,250	1,471,265
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1(g)	Baa2	0.908%	02/20/15	1,500	693,941
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	Aaa	5.12%	07/25/35	1,074	993,612
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	1,660	1,166,153
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(g)	A2	0.991%	06/25/36	1,800	782,088
HFC Home Equity Loan Trust, Series 2005-2, Class M2(g)	Aa1	1.00%	01/20/35	558	357,888
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	2,370	2,377,312
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(g)	A2	2.121%	03/25/34	643	448,971
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1(g)	Aa2	1.371%	07/25/32	1,443	797,060
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1(g)	Aaa	1.746%	09/25/32	1,324	786,476
Saxon Asset Securities Trust, Series 2005-2, Class M2(g)	Aa2	0.911%	10/25/35	1,480	659,698
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1(g)	Aa2	0.981%	02/25/34	1,660	974,304
Securitized Asset Backed Receivables LLC, Series 2006-FR3, Class A3(g)	B2	0.721%	05/25/36	1,400	491,251
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	627	524,053

					17,148,337

Automotive — 0.1%
Johnson Controls, Inc., Sr. Unsec’d. Notes	A3	5.50%	01/15/16	235	182,110
Oshkosh Truck Corp., Bank Loan(j)	Ba3	3.425%	12/06/13	1,761	1,019,780

					1,201,890

Banking — 1.4%
Banco Bradesco (Cayman Islands), Sr. Sub Notes	A2	8.75%	10/24/13	1,690	1,859,000
Bank of America Corp., Jr. Sub. Notes(g)	A2	8.00%	12/29/49	2,100	1,510,505
Bank of America NA, Sub. Notes	Aa2	5.30%	03/15/17	850	807,097
Bank of America NA, Sub. Notes	Aa2	6.00%	10/15/36	1,300	1,380,317
Bank One Corp., Sub. Notes	Aa3	7.875%	08/01/10	2,500	2,620,375
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	5.30%	10/30/15	550	529,154
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	6.40%	10/02/17	270	280,578
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	7.25%	02/01/18	1,135	1,243,797
Citigroup, Inc., Jr. Sub. Notes(b)(g)	Baa2	8.40%	04/29/49	2,000	1,320,580
Citigroup, Inc., Sr. Unsec’d. Notes(b)	A2	6.875%	03/05/38	790	898,931
Citigroup, Inc., Sub. Notes	A3	5.625%	08/27/12	1,900	1,781,111
Citigroup, Inc., Sub. Notes	A3	6.125%	08/25/36	725	649,451
DEPFA ACS Bank (Ireland), 144A	Aa1	5.125%	03/16/37	1,325	959,463

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.45%	11/01/12	$580	$553,267
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	657,194
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.45%	05/01/36	1,770	1,374,587
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%	10/01/37	113	91,741
HSBC Bank USA, Sr. Unsec’d. Notes	Aa2	3.875%	09/15/09	250	249,577
ICICI Bank Ltd. (India), 144A(g)	Baa2	5.29%	01/12/10	1,880	1,555,700
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75%	11/16/10	1,670	1,418,949
JPMorgan Chase & Co., Jr. Sub. Notes(g)	A1	7.90%	04/29/49	2,000	1,663,660
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa2	4.60%	01/17/11	175	171,905
JPMorgan Chase & Co., Sub. Notes	Aa3	6.50%	01/15/09	1,100	1,099,780
MUFG Capital Finance Group Ltd. (Cayman Islands)	A2	6.346%	07/25/49	800	557,378
Santander Central Hispano Issuances Ltd. (Cayman Islands), Bank Gtd. Notes	Aa2	7.625%	09/14/10	805	786,271
Wells Fargo Bank, Sub. Notes	Aa2	6.45%	02/01/11	90	93,289
Wells Fargo Capital XIII, Bank Gtd. Notes, M.T.N.(g)	A1	7.70%	12/29/49	1,000	825,311

					26,938,968

Brokerage — 0.3%
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(l)	NR	6.50%	07/19/17	514	51
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(l)	NR	5.25%	02/06/12	1,850	175,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(l)	NR	6.875%	05/02/18	700	66,500
Merrill Lynch & Co., Inc., Notes, M.T.N.(b)	A2	6.875%	04/25/18	1,230	1,286,612
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.79%	08/04/10	375	364,587
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(b)	A2	4.25%	02/08/10	1,470	1,436,840
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.00%	01/15/15	190	183,262
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.77%	07/25/11	355	350,785
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.25%	11/02/12	30	27,284
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.45%	01/09/17	670	552,269
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.(b)	A2	5.75%	10/18/16	1,860	1,562,907
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.95%	12/28/17	600	497,989

					6,504,836

Building Materials & Construction — 0.1%
American Standard, Inc., Gtd. Notes(b)	Baa3	7.625%	02/15/10	1,000	999,991
Hanson PLC (United Kingdom), Gtd. Notes	Ba3	7.875%	09/27/10	1,270	512,905
Lafarge SA (France), Sr. Unsec’d. Notes	Baa2	6.15%	07/15/11	1,100	957,749

					2,470,645

Cable — 0.4%
AT&T Broadband, Gtd. Notes	Baa2	9.455%	11/15/22	115	128,841
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.75%	03/15/11	1,195	1,163,233
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/15/09	1,160	1,140,267
Insight Midwest Holdings LLC, Bank Loan(j)	B1	3.66%	10/06/13	1,216	978,545
Tele-Communications, Inc., Gtd. Notes	Baa2	9.875%	06/15/22	1,440	1,710,054
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	5.40%	07/02/12	2,410	2,250,331

					7,371,271

Capital Goods — 0.3%
Caterpillar Financial Service Corp., Sr. Unsec’d. Notes, M.T.N.	A2	5.50%	03/15/16	780	742,240
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	7.25%	09/15/09	1,000	1,018,197
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	5.80%	10/15/12	460	384,803
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	6.375%	10/15/17	1,198	831,426
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	7.00%	10/15/37	390	214,803
FedEx Corp., Gtd. Notes	Baa2	7.25%	02/15/11	480	487,622
General Electric Co., Sr. Unsec’d. Notes	Aaa	5.25%	12/06/17	320	319,023
Sensata Technologies, Bank Loan(j)	B1	5.258%	04/27/13	1,379	689,394
United Technologies Corp., Sr. Unsec’d. Notes(e)	A2	6.35%	03/01/11	810	856,452
United Technologies Corp., Sr. Unsec’d. Notes(c)(e)	A2	8.875%	11/15/19	375	496,799

					6,040,759

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Chemicals — 0.4%
Dow Chemical Co., Sr. Unsec’d. Notes	Baa1	5.97%	01/15/09	$430	$430,011
Dow Chemical Co., Sr. Unsec’d. Notes	Baa1	6.125%	02/01/11	690	690,936
Huntsman LLC, Sec’d. Notes	Ba1	11.625%	10/15/10	2,000	1,750,000
ICI Wilmington, Inc., Gtd. Notes	A3	5.625%	12/01/13	780	751,996
Lubrizol Corp., Gtd. Notes	Baa2	4.625%	10/01/09	1,090	1,070,641
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75%	03/15/13	3,500	3,461,275
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.50%	06/01/25	500	411,214

					8,566,073

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Aaa	6.00%	01/25/36	3,495	2,723,607
Bank of America Mortgage Securities, Inc., Series 2005-A, Class 2A1(g)	Aaa	4.443%	02/25/35	1,087	721,510
Bank of America Mortgage Securities, Inc., Series 2005-B, Class 2A1(g)	Aaa	4.386%	03/25/35	1,077	658,303
Chase Mortgage Finance Corp., Series 2007-A1, Class 1A5(g)	Aaa	4.884%	02/25/37	2,853	2,178,208
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,566	1,427,916
JPMorgan Chase Commerical Mortgage Securities Corp., Series 2007-A1, Class 4A1(g)	Aaa	4.066%	07/25/35	2,240	1,629,100
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	428	396,293
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(g)	Aaa	5.365%	02/25/34	969	601,941
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A	AAA(d)	5.00%	03/25/20	947	759,611

					11,096,489

Commercial Mortgage Backed Securities — 4.5%
Bank of America Commercial Mortgage, Inc., Series 2003-2, Class A3(g)	AAA(d)	4.873%	03/11/41	3,350	3,063,279
Bank of America Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,377,779
Bank of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(d)	4.967%	11/10/42	975	827,490
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A3A	Aaa	5.60%	07/10/46	2,000	1,423,153
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2(g)	Aaa	5.658%	06/10/49	5,730	4,524,822
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,250	1,783,301
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class AAB(g)	Aaa	5.135%	10/12/42	3,000	2,457,740
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 144A(g)	A-(d)	5.44%	09/15/30	890	790,206
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.020%	12/10/49	2,100	1,658,043
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O, 144A(g)	AAA(d)	0.85%	03/10/39	11,829	175,963
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,367,289
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4(g)	AAA(d)	5.10%	08/15/38	3,000	2,454,909
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4(g)	AAA(d)	5.552%	02/15/39	4,330	3,515,706
CW Capital Cobalt Ltd., Series 2007-C3, Class A3(g)	AAA(d)	5.82%	05/15/46	2,100	1,376,376
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B	AAA(d)	7.62%	06/10/33	3,056	3,058,297
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O, 144A(g)	Aaa	0.53%	03/10/40	22,735	250,676
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,610	2,115,880
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	3,600	2,958,491
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2000-C10, Class A2(g)	Aaa	7.371%	08/15/32	5,832	5,818,766
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,000	3,359,583
JPMorgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,380	5,195,662

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4(g)	Aaa	5.179%	12/15/44	$3,630	$2,909,190
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	1,523,830
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class X2 I/O(g)	Aaa	0.07%	04/15/43	143,712	468,945
Keycorp., Series 2000-C1, Class A2(g)	Aaa	7.727%	05/17/32	9,668	9,668,159
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	2,720	2,513,318
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A5(g)	AAA(d)	4.826%	08/15/29	5,000	4,456,330
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	561,686
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	3,216,352
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3	Aaa	4.615%	08/12/39	1,900	1,693,519
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	5.909%	06/12/46	2,210	1,770,685
Morgan Stanley Capital I, Series 2006-IQ11, Class A4(g)	AAA(d)	5.772%	10/15/42	2,600	2,134,096
Morgan Stanley Capital I, Series 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	3,148,583
Morgan Stanley Capital I, Series 2007-T27, Class AAB(g)	AAA(d)	5.65%	06/11/42	1,040	777,902
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	1,700	1,508,101

					87,904,107

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.75%	03/01/18	1,400	1,317,242
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	04/15/18	1,600	1,287,037
Whirlpool Corp., Sr. Unsec’d. Notes	Baa2	6.125%	06/15/11	1,045	930,542

					3,534,821

Electric — 1.3%
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	4.40%	06/01/10	790	773,050
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/16	170	136,692
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,176,654
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.35%	10/01/36	530	436,180
Carolina Power & Light Co., First Mtge. Bonds	A2	5.25%	12/15/15	660	669,555
CenterPoint Energy Houston Electric LLC, Mtge. Bonds	Baa2	5.70%	03/15/13	1,070	1,018,343
CenterPoint Energy Houston Electric LLC, Mtge. Bonds	Baa2	6.95%	03/15/33	300	275,829
Consolidated Edison, Inc., Sr. Unsec’d. Notes	A1	5.375%	12/15/15	820	804,864
Consolidated Edison, Inc., Sr. Unsec’d. Notes	A1	6.75%	04/01/38	130	138,901
Consumers Energy Co., First Mtge. Bonds, Series D	Baa1	5.375%	04/15/13	435	428,095
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.125%	12/15/09	1,255	1,252,238
Duke Energy Carolinas LLC, First Mtge. Bond	A2	6.05%	04/15/38	530	581,415
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.10%	06/01/37	920	966,474
E.ON International Finance BV, Gtd. Notes, 144A	A2	6.65%	04/30/38	930	863,824
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.00%	05/15/35	845	579,220
Empresa Nacional de Electricidad S.A. (Chile), Unsec’d. Notes	Baa3	8.50%	04/01/09	1,350	1,372,777
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,160	1,254,846
Energy East Corp., Sr. Unsec’d. Notes	Baa2	6.75%	09/15/33	140	112,583
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.90%	06/15/15	195	159,867
Florida Power & Light Co., First Mtge. Bond	Aa3	5.95%	10/01/33	380	420,112
Georgia Power Co., Sr. Unsec’d. Notes, Series B	A2	5.70%	06/01/17	470	469,970
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	5.05%	11/15/14	575	517,971
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.75%	04/01/18	210	204,845
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.95%	05/15/37	325	294,695
Nevada Power Co., Mtge. Bond	Baa3	6.50%	05/15/18	1,210	1,164,823
NiSource Finance Corp., Gtd. Notes	Baa3	5.45%	09/15/20	500	267,796
NRG Energy, Bank Loan(j)	Ba1	1.359%	02/01/13	439	379,414
NRG Energy, Bank Loan(j)	Ba1	2.675%	02/01/13	891	769,995
NSTAR Electric Co., Sr. Unsec’d. Notes	A1	4.875%	04/15/14	730	730,788
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa3	6.375%	01/15/15	465	445,407
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa3	7.00%	09/01/22	545	509,252

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%	03/01/34	$1,610	$1,709,915
PPL Electric Utilities Corp., Sr. Sec’d. Notes	A3	6.25%	08/15/09	1,900	1,910,943
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.95%	05/15/18	135	109,857
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A3	5.80%	05/01/37	515	481,965
Southern California Edison Co., First Mtge. Bond	A2	4.65%	04/01/15	610	608,327
Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)	Ba3	5.582%	10/10/14	988	682,609
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	232,879
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.50%	07/01/36	445	408,564

					25,321,534

Energy — Integrated 0.1%
Phillips Petroleum Co., Sr. Unsec’d. Notes	A1	8.75%	05/25/10	1,900	2,002,475
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.50%	07/18/16	1,365	709,800

					2,712,275

Energy — Other 0.3%
Devon Energy Corp., Gtd. Notes	Baa1	7.875%	09/30/31	280	308,309
Halliburton Co., Sr. Unsec’d. Notes	A2	5.50%	10/15/10	200	204,276
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.40%	05/15/37	195	152,584
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,014,133
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	6.625%	06/15/37	250	183,876
Weatherford International, Inc. (Bermuda), Gtd. Notes	Baa1	6.50%	08/01/36	25	18,767
Weatherford International, Inc., Gtd. Notes	Baa1	6.35%	06/15/17	895	763,825
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00%	11/15/13	1,660	1,661,268
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	565	542,557

					4,849,595

Foods — 0.6%
Aramark Corp. Bank Loan(j)	Ba3	3.334%	01/26/14	1,658	1,359,741
Aramark Corp. Bank Loan(j)	Ba3	5.787%	01/26/14	105	86,384
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.35%	04/15/14	1,000	717,415
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.00%	11/27/17	650	582,819
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	585	605,327
Delhaize Group (Belgium), Sr. Unsec’d. Notes(b)	Baa3	6.50%	06/15/17	460	417,677
Dr Pepper Snapple Group, Inc., Gtd. Notes, 144A	Baa3	6.82%	05/01/18	530	522,767
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.00%	02/15/12	975	1,011,434
Kellogg Co., Sr. Unsec’d. Notes	A3	6.60%	04/01/11	1,285	1,344,880
Kroger Co. (The), Gtd. Notes	Baa2	6.75%	04/15/12	215	217,012
Kroger Co. (The), Gtd. Notes	Baa2	6.80%	04/01/11	575	593,693
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.30%	03/01/38	1,140	1,257,426
Tricon Global Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	238,029
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85%	04/01/16	785	580,900
Whitman Corp., Sr. Unsec’d. Notes	Baa1	6.375%	05/01/09	1,645	1,652,826

					11,188,330

Foreign Government Bonds — 0.2%
DP World Ltd., Bonds, 144A	A1	6.85%	07/02/37	1,610	829,259
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes,144A	Aaa	4.10%	12/17/13	1,495	1,543,528
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	343,420
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	A3	6.299%	05/15/17	2,100	1,197,000

					3,913,207

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes	Caa3	5.50%	07/01/10	970	615,950

Healthcare & Pharmaceutical — 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,191,374
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	856,725

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Healthcare & Pharmaceutical (continued)
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.45%	09/15/37	$480	$545,606
Community Health Systems, Bank Loan(j)	Ba3	3.404%	07/25/14	81	62,955
Community Health Systems, Bank Loan(j)	Ba3	4.445%	07/25/14	1,588	1,230,959
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.00%	10/15/17	1,100	1,085,157
DaVita, Inc., Bank Loan(j)	Ba1	3.295%	10/05/12	1,200	1,043,143
Genentech, Inc., Sr. Unsec’d. Notes	A1	4.75%	07/15/15	270	271,637
GlaxoSmithKline Capital, Inc., Gtd. Notes(c)	A1	5.65%	05/15/18	780	819,256
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	840	949,061
HCA, Inc., Bank Loan(j)	Ba3	3.709%	11/18/13	1,960	1,532,475
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%	11/15/16	1,925	1,766,188
Health Management Associates, Inc. Term B, Bank Loan(j)	B1	3.209%	02/28/14	1,135	694,061
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	560	471,311
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.75%	11/15/36	65	68,447
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.95%	12/01/28	205	218,331
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.55%	12/01/13	695	700,082
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.00%	09/15/17	842	833,503
Schering Plough Corp., Sr. Unsec’d. Notes	Baa1	6.55%	09/15/37	330	332,651
Teva Pharmaceutical Finance LLC (Israel), Gtd. Notes	Baa2	6.15%	02/01/36	115	113,694
Wyeth, Sr. Unsec’d. Notes	A3	5.50%	03/15/13	1,165	1,186,690
Wyeth, Sr. Unsec’d. Notes	A3	5.95%	04/01/37	1,645	1,826,421
Wyeth, Sr. Unsec’d. Notes	A3	6.45%	02/01/24	60	67,663

					17,867,390

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.75%	06/15/11	430	420,033
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	480	399,566
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.15%	11/15/36	640	486,977
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	2,200	1,307,097
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.25%	03/15/11	1,470	1,382,188
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%	06/15/17	115	103,549
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.50%	06/15/37	400	335,741
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	345,605
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	430	376,512
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.00%	12/15/14	1,085	942,446
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.25%	01/15/16	335	296,561

					6,396,275

Insurance — 0.4%
American International Group, Inc., Jr. Sub. Debs., 144A(g)	Baa1	8.175%	05/15/58	860	334,562
American International Group, Inc., Jr. Sub. Notes	Baa1	6.25%	03/15/37	260	97,181
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.25%	05/15/13	1,355	998,616
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%	10/01/15	125	83,821
American International Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A3	5.85%	01/16/18	1,620	1,085,861
AXA SA (France), Sub. Notes	A3	8.60%	12/15/30	230	150,599
Berkshire Hathaway, Inc., Gtd. Notes	Aaa	4.75%	05/15/12	425	436,274
Liberty Mutual Group, Bonds, 144A	Baa2	7.00%	03/15/34	910	540,188
Lincoln National Corp., Sr. Unsec’d. Notes	A3	6.30%	10/09/37	476	289,108
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.15%	09/15/10	335	326,098
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.70%	06/15/35	1,185	964,975
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	435	429,060
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	85	70,364
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.75%	06/20/36	740	770,377
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	5.60%	05/15/15	705	590,687
W.R. Berkley Corp., Sr. Unsub. Notes	Baa2	6.15%	08/15/19	575	521,729
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.25%	09/15/14	110	61,088

					7,750,588

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.25%	02/15/13	$1,585	$1,093,650
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.75%	05/15/18	2,700	1,485,000

					2,578,650

Media & Entertainment — 0.2%
Idearc, Inc., Bank Loan(j)	B2	1.97%	11/17/13	1,000	325,000
Idearc, Inc., Bank Loan(j)	B2	3.575%	11/17/14	473	144,126
News America Holdings, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,268,818
Time Warner, Inc., Gtd. Notes	Baa2	6.75%	04/15/11	725	707,871
Time Warner, Inc., Gtd. Notes	Baa2	7.25%	10/15/17	745	683,772
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.15%	02/01/23	625	666,564
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.75%	10/05/37	290	223,527
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	580	458,361

					4,478,039

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(d)	4.50%	05/15/13	255	186,934
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB(d)	5.00%	06/01/15	755	559,055
Alcoa, Inc., Sr. Unsec’d. Notes	Baa1	5.90%	02/01/27	70	46,045
Rio Tinto Finance USA Ltd., Gtd. Notes	Baa1	5.875%	07/15/13	500	398,257
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.50%	07/27/35	120	89,784
United States Steel Corp., Sub. Notes	Baa3	5.65%	06/01/13	540	403,899

					1,683,974

Mortgage Backed Securities — 19.4%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	6,429	6,598,175
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	11,658	11,998,276
Federal Home Loan Mortgage Corp.		5.00%	TBA 30 YR	2,500	2,554,688
Federal Home Loan Mortgage Corp.(g)		5.222%	12/01/35	3,099	3,147,534
Federal Home Loan Mortgage Corp.(g)		5.525%	06/01/36	2,926	2,979,118
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-05/01/38	13,732	14,081,375
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	36,500	37,355,487
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	3,020	3,128,362
Federal Home Loan Mortgage Corp.		6.50%	12/01/14-09/01/16	387	402,009
Federal Home Loan Mortgage Corp.		7.00%	05/01/31-09/01/33	4,722	4,962,526
Federal National Mortgage Association		4.00%	06/01/19	2,274	2,311,760
Federal National Mortgage Association(g)		4.142%	07/01/33	1,004	1,010,185
Federal National Mortgage Association		4.50%	11/01/18-01/01/35	14,811	15,165,378
Federal National Mortgage Association		5.00%	10/01/18-05/01/38	17,914	18,343,841
Federal National Mortgage Association		5.00%	TBA 30 YR	50,000	51,046,899
Federal National Mortgage Association		5.50%	03/01/16-01/01/38	55,472	57,004,060
Federal National Mortgage Association		5.50%	TBA 15 YR	2,000	2,059,376
Federal National Mortgage Association		5.50%	TBA 30 YR	14,250	14,606,250
Federal National Mortgage Association(g)		5.894%	06/01/37	5,974	6,146,895
Federal National Mortgage Association(g)		5.95%	07/01/37	4,829	4,966,699
Federal National Mortgage Association		6.00%	04/01/13-08/01/38	29,891	30,876,338
Federal National Mortgage Association		6.00%	TBA 30 YR	44,500	45,807,188
Federal National Mortgage Association		6.50%	07/01/17-01/01/37	10,792	11,233,993
Federal National Mortgage Association		7.00%	08/01/11-07/01/32	981	1,035,945
Federal National Mortgage Association		7.50%	05/01/12-05/01/32	759	798,167
Government National Mortgage Association		5.50%	08/15/33-04/15/36	9,849	10,173,378
Government National Mortgage Association		6.00%	11/15/23-03/15/37	5,392	5,573,216
Government National Mortgage Association		6.00%	TBA 30 YR	7,000	7,220,934
Government National Mortgage Association		6.50%	10/15/23-09/15/36	5,940	6,224,617
Government National Mortgage Association		7.00%	09/15/31	146	154,640
Government National Mortgage Association		8.00%	01/15/24-04/15/25	146	155,049

					379,122,358

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Non Captive Finance — 0.6%
Capital One Bank, Sr. Sub. Notes	A3	6.50%	06/13/13	$10	$8,911
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	A3	5.70%	09/15/11	570	531,528
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	4.25%	02/01/10	195	178,771
Countrywide Financial Corp., Gtd. Notes, M.T.N.	Aa2	5.80%	06/07/12	1,160	1,130,597
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(c)	Aaa	5.55%	05/04/20	1,875	1,792,742
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(b)	Aaa	5.875%	01/14/38	970	949,494
Household Finance Corp., Sr. Unsec’d. Notes	Aa3	4.75%	05/15/09	370	369,862
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.70%	06/01/11	585	570,484
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa1	3.50%	04/01/09	750	712,130
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	Baa1	6.375%	03/25/13	1,750	1,188,768
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Baa2	8.45%	06/15/18	4,725	3,735,685

					11,168,972

Paper — 0.1%
Domtar Corp., Bank Loan(j)	Baa3	3.251%	03/05/14	952	636,508
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	515	420,631

					1,057,139

Pipelines & Other — 0.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	4.00%	10/15/09	1,815	1,777,584
Duke Energy Field Services Corp., Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,799,104
Enterprise GP Holdings LP, Bank Loan(j)	Ba2	5.357%	11/08/14	1,000	810,000
Enterprise Products Operating LP, Gtd. Notes	Baa3	4.625%	10/15/09	710	687,664
Enterprise Products Operating LP, Gtd. Notes	Baa3	6.875%	03/01/33	140	107,318
ONEOK Partners LP, Gtd. Notes	Baa2	6.65%	10/01/36	405	313,804
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.00%	02/01/13	80	76,804
Spectra Energy Capital LLC, Gtd. Notes	Baa1	6.20%	04/15/18	3,310	2,872,253
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa1	6.25%	02/15/13	205	195,056
TransCanada Pipelines Ltd., Sr. Unsec’d. Notes	A3	7.25%	08/15/38	420	418,077

					9,057,664

Railroads — 0.2%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.70%	08/01/28	735	719,294
CSX Corp. , Sr. Unsec’d. Notes	Baa3	6.15%	05/01/37	690	552,146
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.59%	05/17/25	630	564,673
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.80%	05/15/27	24	26,173
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	3.625%	06/01/10	1,395	1,382,826
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.65%	01/15/11	760	757,348

					4,002,460

Real Estate Investments Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.75%	04/01/12	1,405	1,053,369
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	Baa2	7.25%	03/15/09	1,595	1,575,799
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.45%	06/01/12	545	444,091
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.30%	06/01/13	650	523,482
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.75%	05/01/12	1,625	1,299,010
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	1,824,396

					6,720,147

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75%	08/15/11	1,240	1,244,288
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75%	06/01/17	1,580	1,487,521
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.35%	03/15/12	815	605,360
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.90%	12/01/16	100	60,711
Home Depot, Inc., Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	246,992
May Department Stores Co., Gtd. Notes	Baa3	6.65%	07/15/24	60	32,934
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.25%	01/15/18	4,500	3,160,732
Target Corp., Sr. Unsec’d. Notes	A2	7.00%	01/15/38	1,475	1,367,023
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.25%	09/01/35	235	233,981

					8,439,542

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Structured Notes — 0.1%
CDX North America High Yield, Sec’d. Notes, Series 10-T, 144A	B3	8.875%	06/29/13	$2,200	$1,980,000

Technology — 0.5%
Computer Sciences Corp., Sr. Unsec’d. Notes, 144A	Baa1	6.50%	03/15/18	1,700	1,464,423
Dell, Inc., Sr. Unsec’d. Notes	A2	4.70%	04/15/13	1,565	1,472,279
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.45%	10/15/29	120	129,998
First Data Corp., Bank Loan(j)	Ba3	3.211%	09/24/14	1,086	694,812
First Data Corp., Bank Loan(j)	Ba3	3.211%	09/24/14	1,481	947,471
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	901,954
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	6.155%	10/01/14	767	480,701
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	7.069%	10/01/14	220	138,133
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.40%	03/15/12	575	522,549
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	1,800	1,646,999
Metavante Corp., Bank Loan(j)	Ba2	4.942%	11/01/14	993	734,450
Motorola, Inc., Sr. Unsec’d. Notes	Baa2	8.00%	11/01/11	48	40,055
Oracle Corp., Sr. Unsec’d. Notes	A2	6.50%	04/15/38	620	682,595

					9,856,419

Telecommunications — 1.4%
America Movil SA de CV (Mexico), Gtd. Notes	A3	6.375%	03/01/35	630	534,247
AT&T Corp., Gtd. Notes(c)	A2	8.00%	11/15/31	1,400	1,758,589
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.125%	05/01/12	800	857,895
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.75%	03/01/31	1,235	1,543,856
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.20%	09/15/09	1,365	1,370,355
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	9.125%	12/15/30	1,415	1,504,063
Cingular Wireless LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	535	562,264
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.75%	06/15/30	345	425,434
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	269,500
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,645	1,110,375
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.50%	03/01/31	360	451,977
PCCW HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00%	11/15/11	2,275	2,222,584
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	2,000	1,960,000
Qwest Capital Funding, Inc., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	1,850,000
Rogers Communications, Inc. , Gtd. Notes	Baa3	6.80%	08/15/18	1,120	1,131,683
Royal KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.00%	10/01/10	645	650,936
SBC Communications, Inc., Sr. Unsec’d. Notes	A2	4.125%	09/15/09	1,335	1,340,470
SBC Communications, Inc., Sr. Unsec’d. Notes	A2	5.30%	11/15/10	1,180	1,199,443
Telecom Italia Capital SA, Gtd. Notes	Baa2	6.999%	06/04/18	1,000	811,250
Telecom Italia Finance (Luxembourg), Gtd. Notes	Baa2	5.25%	11/15/13	170	129,625
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	229,222
TELUS Corp. (Cananda), Sr. Unsec’d. Notes	Baa1	8.00%	06/01/11	1,500	1,491,882
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.70%	12/15/33	255	183,778
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	6.10%	04/15/18	3,500	3,487,368
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.25%	04/01/37	105	108,728
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.75%	02/15/10	950	970,914

					28,156,438

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.70%	11/10/18	1,315	1,421,292
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	832,375
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	6.75%	06/15/17	910	722,345
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.25%	06/15/37	345	232,312

					3,208,324

U.S. Government Agency Obligations — 2.9%
Federal Farm Credit Bank		3.875%	10/07/13	2,480	2,635,878
Federal Farm Credit Bank		4.75%	05/07/10	280	294,637
Federal Farm Credit Bank		4.875%	01/17/17	845	952,274
Federal Home Loan Bank		4.75%	04/24/09	3,655	3,705,406

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank	5.00%	11/17/17	$800	$917,199
Federal Home Loan Bank	5.625%	06/11/21	2,320	2,673,232
Federal Home Loan Bank	5.75%	05/15/12	6,915	7,754,115
Federal Home Loan Mortgage Corp.	4.125%	09/27/13	2,325	2,505,250
Federal Home Loan Mortgage Corp.(b)	4.875%	06/13/18	1,015	1,166,529
Federal Home Loan Mortgage Corp.	5.25%	07/18/11-04/18/16	5,610	6,257,858
Federal National Mortgage Association	2.875%	12/11/13	8,175	8,373,432
Federal National Mortgage Association	3.625%	08/15/11	8,125	8,611,662
Federal National Mortgage Association	4.875%	05/18/12	500	544,485
Federal National Mortgage Association	6.125%	03/15/12	1,220	1,385,638
General Electric Capital Corp., FDIC Gtd. Notes.	3.00%	12/09/11	7,690	7,950,307
Tennessee Valley Authority, Notes	4.50%	04/01/18	1,390	1,533,447
Tennessee Valley Authority, Series B	5.88%	04/01/36	85	109,446

				57,370,795

U.S. Treasury Securities — 5.4%
United States Treasury Bonds(b)	4.375%	02/15/38	1,005	1,346,072
United States Treasury Bonds	4.50%	05/15/38	1,990	2,716,040
United States Treasury Bonds	6.00%	02/15/26	370	516,381
United States Treasury Bonds	6.125%	08/15/29	315	462,361
United States Treasury Bonds(b)	6.25%	08/15/23	10,640	14,511,961
United States Treasury Bonds(b)	7.50%	11/15/16	3,110	4,246,120
United States Treasury Bonds	7.875%	02/15/21	1,900	2,823,875
United States Treasury Bonds(c)	8.125%	05/15/21-08/15/21	2,395	3,634,765
United States Treasury Bonds(b)	8.875%	08/15/17	3,350	4,987,051
United States Treasury Inflation Index	0.63%	04/15/13	430	411,586
United States Treasury Inflation Index	0.88%	04/15/10	1,475	1,386,463
United States Treasury Inflation Index	1.375%	07/15/18	1,678	1,569,119
United States Treasury Inflation Index	1.625%	01/15/15-01/15/18	1,835	1,715,745
United States Treasury Inflation Index	1.75%	01/15/28	626	578,035
United States Treasury Inflation Index(b)	1.875%	07/15/13-07/15/15	4,282	4,034,291
United States Treasury Inflation Index(b)	2.00%	04/15/12-01/15/26	11,151	10,584,098
United States Treasury Inflation Index	2.375%	04/15/11-01/15/27	3,504	3,460,683
United States Treasury Inflation Index	2.50%	07/15/16	858	851,428
United States Treasury Inflation Index	2.625%	07/15/17	674	690,916
United States Treasury Inflation Index	3.00%	07/15/12	1,379	1,352,003
United States Treasury Inflation Index	3.375%	01/15/12-04/15/32	604	655,550
United States Treasury Inflation Index	3.50%	01/15/11	492	482,576
United States Treasury Inflation Index	3.625%	04/15/28	830	989,356
United States Treasury Inflation Index	3.875%	04/15/29	922	1,139,345
United States Treasury Inflation Index	4.25%	01/15/10	522	512,176
United States Treasury Notes	1.50%	12/31/13	11,100	11,074,847
United States Treasury Notes	3.75%	11/15/18	509	575,637
United States Treasury Notes	4.00%	09/30/09	405	415,916
United States Treasury Strips(b)(f)	3.01%	02/15/19	2,345	1,737,019
United States Treasury Strips(f)	3.13%	08/15/19	1,630	1,175,031
United States Treasury Strips(b)(f)	3.81%	02/15/20	10,100	7,062,051
United States Treasury Strips(b)(f)	3.94%	05/15/20	17,395	11,961,881
United States Treasury Strips(f)	4.18%	02/15/23	1,495	935,148
United States Treasury Strips(b)(f)	4.21%	11/15/21	4,775	3,095,809
United States Treasury Strips(f)	4.25%	08/15/29	4,455	2,358,000

				106,049,335

TOTAL LONG-TERM BONDS (cost $950,120,223)				901,856,419

TOTAL LONG-TERM INVESTMENTS (cost $1,894,051,924)				1,797,211,331

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

SHORT-TERM INVESTMENTS — 23.0%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Treasury Security — 0.5%
United States Treasury Bill(k) (cost $9,045,953)	0.10%	06/11/09	$9,050	$9,044,688

			Shares
Affiliated Mutual Funds — 22.5%
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(i)			14,895,019	109,627,339
Dryden Core Investment Fund — Taxable Money Market Series (includes $143,440,658 of cash collateral received for securities on loan) (Note 4)(h)(i)			331,002,077	331,002,077

TOTAL AFFILIATED MUTUAL FUNDS (cost $478,766,482)				440,629,416

TOTAL SHORT-TERM INVESTMENTS (cost $487,812,435)				449,674,104

TOTAL INVESTMENTS(o) — 114.8% (cost $2,381,864,359)				2,246,885,435
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (14.8)%				(289,359,804)

NET ASSETS — 100.0%				$1,957,525,631

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor
TBA	To Be Announced

*	The ratings reflected are as of December 31, 2008. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $138,390,357; cash collateral of $143,440,658 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2008.

(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and Dryden Core Investment Fund—Short-Term Bond Series.

(j)	Indicates a security that has been deemed illiquid.

(k)	Rate quoted represents yield-to-maturity as of purchase date.

(l)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.

(m)	Fractional shares.

(n)	Less than $0.50.

(o)	As of December 31, 2008, 2 securities representing $298 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

(p)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, credit default swaps and interest rate swaps as follows:

Open futures contracts outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2008	Unrealized Appreciation
Long Positions:
344	S&P 500 Index	Mar. 2009	$77,098,250	$77,408,600	$310,350
45	U.S. Treasury 2 Yr. Notes	Mar. 2009	9,754,958	9,812,813	57,855
447	U.S. Treasury 5 Yr. Notes	Mar. 2009	52,174,324	53,217,445	1,043,121
126	U.S. Treasury 10 Yr. Notes	Mar. 2009	14,834,137	15,844,500	1,010,363
87	U.S. Treasury 30 Yr. Bond	Mar. 2009	11,358,183	12,010,078	651,895

					$3,073,584

Credit default swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):
Citibank NA	09/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$114,248
Barclays Bank PLC	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	129,315
Deutsche Bank AG	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	343,295
JPMorgan Chase Bank	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	248,050
Merrill Lynch Capital Services	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	113,682
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	30,340
Barclays Bank PLC	03/20/2018	1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	(22,171)
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	101,088
Citibank NA	03/25/2035	523	3.00%	Centex Home Equity, 6.215%, 03/25/35	250,826
Citibank NA	01/25/2035	506	3.00%	Morgan Stanley ABS Capital I, 6.765%, 01/25/35	316,016
Barclays Bank PLC	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	935,634
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 3/25/36	959,705
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 8/27/12	333,711
Goldman Sachs International	09/20/2013	1,200	1.02%	Anheuser-Busch Cos., Inc. 5.525%, 10/1/10	53,475
Deutsche Bank AG	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 3/15/26	995,637
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/1/18	807,789
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18	714,680
Credit Suisse International	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 9/15/15	120,215
Deutsche Bank AG	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 2/15/13	164,388

					$6,709,923

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

Credit default swap agreements outstanding at December 31, 2008 (continued):

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues-Sell Protection(2):
Merrill Lynch Capital Services, Inc.	03/25/2036	$1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	$(950,949)	$—	$(950,949)

							$5,758,974

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG(a)	8/15/2015	$1,235	3.712%	3 month LIBOR	$(103,475)
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	2,465	4.397%	3 month LIBOR	(331,387)
Deutsche Bank AG(a)	5/15/2016	445	4.490%	3 month LIBOR	(62,639)
Merrill Lynch Capital Services, Inc.(b)	10/10/2013	2,465	3.784%	3 month LIBOR	179,554
Citibank, NA(b)	10/20/2013	2,465	4.059%	3 month LIBOR	210,962

					$(106,985)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,335,984,030	$3,073,584
Level 2—Other Significant Observable Inputs	910,901,405	4,140,757
Level 3—Significant Unobservable Inputs	—	1,511,232

Total	$2,246,885,435	$8,725,573

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$—	$1,609,091
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	(74,090)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	(23,769)

Balance as of 12/31/08	$—	$1,511,232

*	The realized gain earned during the period for other financial instruments was $1,437,589.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 were as follows:

Affiliated Mutual Funds (including 7.3% of collateral received for securities on loan)	22.5%
Mortgage Backed Securities	19.4
U.S. Treasury Securities	5.9
Oil, Gas & Consumable Fuels	5.3
Commercial Mortgage Backed Securities	4.5
Pharmaceuticals	3.6
U.S. Government Agency Obligations	2.9
Computers & Peripherals	1.9
Diversified Telecommunication Services	1.7
Software	1.7
Insurance	1.6
Aerospace & Defense	1.5
Diversified Financial Services	1.5
Food & Staples Retailing	1.5
Household Products	1.5
Banking	1.4
Commercial Banks	1.4
Telecommunications	1.4
Electric	1.3
Industrial Conglomerates	1.3
Beverages	1.2
Chemicals	1.2
Media	1.2
Capital Markets	1.1
Communications Equipment	1.1
Electric Utilities	1.1
Tobacco	1.1
Biotechnology	1.0
Healthcare Equipment & Supplies	1.0
Healthcare Providers & Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Asset Backed Securities	0.9
Healthcare & Pharmaceutical	0.9
Food Products	0.8
Machinery	0.8
Specialty Retail	0.8
Energy Equipment & Services	0.7
Hotels, Restaurants & Leisure	0.7
Multi-Utilities	0.7
Real Estate Investment Trust	0.7
Collateralized Mortgage Obligations	0.6
Foods	0.6
Internet Software & Services	0.6
Non Captive Finance	0.6
Air Freight & Logistics	0.5
Pipelines & Other	0.5
Road & Rail	0.5

Technology	0.5%
Cable	0.4
IT Services	0.4
Metals & Mining	0.4
Retailers	0.4
Brokerage	0.3
Capital Goods	0.3
Healthcare Insurance	0.3
Multiline Retail	0.3
Energy – Other	0.3
Commercial Services & Supplies	0.2
Consumer Finance	0.2
Airlines	0.2
Consumer	0.2
Electrical Equipment	0.2
Foreign Government Bonds	0.2
Household Durables	0.2
Life Sciences Tools & Services	0.2
Media & Entertainment	0.2
Railroads	0.2
Textiles, Apparel & Luxury Goods	0.2
Auto Components	0.1
Automobiles	0.1
Automotive	0.1
Building Materials & Construction	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Electronic Equipment & Instruments	0.1
Energy – Integrated	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Internet & Catalog Retail	0.1
Leisure Equipment & Products	0.1
Lodging	0.1
Metals	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Professional Services	0.1
Structured Notes	0.1
Thrifts & Mortgage Finance	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

114.8
Liabilities in excess of other assets	(14.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments, at value including securities on loan of $138,390,357:
Unaffiliated investments (cost $1,903,097,877)	$1,806,256,019
Affiliated investments (cost $478,766,482)	440,629,416
Foreign currency, at value (cost $61,269)	62,568
Receivable for investments sold	35,171,192
Dividends and interest receivable	9,472,789
Unrealized appreciation on swaps	7,122,610
Due from broker—variation margin	361,641
Foreign tax reclaim receivable	322,148
Premium for swaps purchased	308,734
Prepaid expenses	30,023
Receivable for Series shares sold	7,663

Total Assets	2,299,744,803

LIABILITIES
Payable for investments purchased	186,224,372
Collateral for securities on loan	143,440,658
Payable to custodian	9,237,323
Unrealized depreciation on swaps	1,470,621
Management fee payable	898,815
Payable for Series shares repurchased	638,831
Accrued expenses and other liabilities	307,850
Affiliated transfer agent fee payable	702

Total Liabilities	342,219,172

NET ASSETS	$1,957,525,631

Net assets were comprised of:
Paid-in capital	$2,113,267,984
Retained earnings	(155,742,353)

Net assets, December 31, 2008	$1,957,525,631

Net asset value and redemption price per share, $1,957,525,631 / 154,295,785 outstanding shares of beneficial interest	$12.69

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Interest	$44,422,711
Unaffiliated dividend income (net of foreign withholding taxes of $333,574)	28,834,754
Affiliated dividend income	13,212,691
Affiliated income from securities loaned, net	1,778,072

88,248,228

EXPENSES
Management fee	13,051,807
Custodian’s fees and expenses	474,000
Shareholders’ reports	349,000
Trustees’ fees	40,000
Interest expense (Note 8)	38,023
Audit fee	36,000
Insurance expenses	30,000
Legal fees and expenses	17,000
Commitment fee on syndicated credit agreement	13,000
Transfer agent’s fee and expenses (including affiliated expense of $4,000) (Note 4)	4,000
Miscellaneous	43,544

Total expenses	14,096,374

NET INVESTMENT INCOME	74,151,854

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(2,193,469))	(37,651,704)
Short sale transactions	(233,023)
Futures transactions	(29,870,404)
Swap agreement transactions	2,841,502
Foreign currency transactions	(151,699)

(65,065,328)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(29,774,501))	(570,712,515)
Futures	3,643,456
Swaps	3,356,506
Foreign currencies	(4,217)

(563,716,770)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(628,782,098)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(554,630,244)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$74,151,854	$81,811,715
Net realized gain (loss) on investment, swap agreement and foreign currency transactions	(65,065,328)	91,118,299
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(563,716,770)	(8,785,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(554,630,244)	164,144,821

DISTRIBUTIONS	(81,811,715)	(80,805,076)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,194,754 and 894,544 shares, respectively]	16,824,187	14,946,386
Series shares issued in reinvestment of distributions [5,295,257 and 4,870,710 shares, respectively]	81,811,715	80,805,076
Series shares repurchased [15,304,061 and 13,534,553 shares, respectively]	(226,520,392)	(227,819,116)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(127,884,490)	(132,067,654)

TOTAL DECREASE IN NET ASSETS	(764,326,449)	(48,727,909)
NET ASSETS:
Beginning of year	2,721,852,080	2,770,579,989

End of year	$1,957,525,631	$2,721,852,080

SEE NOTES TO FINANCIAL STATEMENTS.

A21

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 98.7% LONG-TERM BONDS — 95.3%	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines — 1.1%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1	B1	6.817%	05/23/11	$2,750	$1,760,000
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373%	12/15/15	1,067	618,920
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1(h)	Baa2	6.703%	06/15/21	3	2,196
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1(h)	Baa2	7.487%	10/02/10	7,954	7,158,600
Continental Airlines, Inc., Pass-Thru Certificates, Series A(a)	Baa1	5.983%	04/19/22	1,850	1,239,500
Delta Air Lines, Inc., Pass-Thru Certificates	Baa1	6.821%	08/10/22	1,734	1,101,284
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Ba1	6.636%	07/02/22	1,237	729,769

					12,610,269

Asset-Backed Securities — 2.5%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(f)	Baa1	1.695%	02/15/12	98	84,820
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(f)	Baa2	3.396%	10/25/31	725	479,388
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(f)(h)	Baa3	6.5005%	10/25/33	1,600	235,202
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(f)	CCC(e)	1.821%	10/25/32	134	13,216
Argent Securities, Inc. Series 2003-W2, Class M4(f)	Baa1	6.776%	09/25/33	2,400	2,077,368
Asset Backed Funding Certificates, Series 2004-OPT1, Class M1(f)	Aa2	1.171%	08/25/33	2,592	1,269,628
Asset Backed Securities Corp. Home Equity, Series 2003-HE3, Class M1(f)	Aa1	2.44%	06/15/33	2,346	1,388,552
Bank of America Credit Card Trust, Series 2006-C5, Class C5(f)	Baa2	1.595%	01/15/16	5,750	2,065,487
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(f)	Ba3	3.846%	03/25/33	355	23,596
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15	6,500	3,505,096
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(f)	Aa3	1.551%	11/25/34	890	756,946
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(f)	Aa3	1.131%	03/25/35	2,670	1,207,382
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(f)	Baa3	2.7213%	08/25/32	174	22,042
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	1,475,254
FBR Securitization Trust, Series 2005-2, Class M1(f)	Aa1	.95%	09/25/35	3,600	2,509,670
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(f)	Aa2	.91%	05/25/36	2,575	1,314,411
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa1	5.68%	06/15/12	2,100	1,590,689
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa1	1.521%	12/25/33	435	210,751
HFC Household Home Equity Loan Trust Asset-Backed Certificates, Series 2006-2, Class A1(f)	Aaa	.66%	03/20/36	400	280,908
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(f)	Baa3	.77%	03/25/36	3,200	1,806,359
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(f)	Ba2	3.621%	11/25/32	174	29,487
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(f)	Aa2	1.671%	05/25/33	2,187	1,249,322
New Century Home Equity Loan Trust, Series 2004-4, Class M1(f)	Aa1	.98%	02/25/35	3,680	1,441,626
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(f)(h)	Aa3	1.271%	12/25/34	2,100	1,672,135
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	Aaa	5.221%	02/25/34	1,000	526,575
Saxon Asset Securities Trust, Series 2002-3, Class M1(f)	Aaa	1.596%	12/25/32	1,155	797,375
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(f)	Baa2	.87%	11/25/35	2,000	235,252
Structured Asset Securities Corp., Series 2002-HF2, Class M3(f)(h)	B(e)	3.471%	07/25/32	1,345	579,462

					28,847,999

Banking — 3.2%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A	Ba1	8.20%	06/25/12	1,500	870,000
Banc of America Corp., Notes	A1	8.00%	12/29/49	3,500	2,517,508
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65%	05/01/18	1,420	1,428,426
Bank of America Corp., Sub. Notes	Aa2	5.30%	03/15/17	790	750,126
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	7.25%	02/01/18	1,575	1,725,973
Chuo Mitsui Trust & Banking Co. Ltd., Jr. Sub. Notes (Japan), 144A(f)	A2	5.506%	12/29/49	3,050	2,098,812
Citigroup, Inc., Jr. Sub. Notes(a)(f)	Baa2	8.40%	04/29/49	5,150	3,400,494

SEE NOTES TO FINANCIAL STATEMENTS.

A22

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
Credit Suisse, Sub. Notes (Switzerland)	Aa2	6.00%	02/15/18	$610	$560,178
Depfa ACS Bank (Ireland), 144A	Aa1	5.125%	03/16/37	3,065	2,219,437
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%	09/15/37	2,255	2,290,144
HSBC Holdings PLC, Sub. Notes (United Kingdom),	Aa3	6.80%	06/01/38	1,970	2,081,778
HSBK Europe BV, Gtd. Notes (Netherlands), 144A	Baa3	7.25%	05/03/17	2,230	1,204,200
ICICI Bank Ltd., Jr. Sub. Notes (India), 144A(a)(f)	Baa2	7.25%	12/31/49	2,380	1,144,656
ICICI Bank Ltd., Notes (Singapore), 144A	Baa2	5.75%	11/16/10	2,500	2,124,175
JPMorgan Chase & Co., Jr. Sub. Notes(f)	A1	7.90%	04/29/49	2,180	1,813,389
KBC Bank Funding Trust III, Gtd. Notes 144A(f)	A1	9.86%	11/29/49	5,000	2,289,255
Krung Thai Bank PCL, Sub. Notes (Thailand)(f)	Baa3	7.378%	10/29/49	1,590	738,965
Northern Rock PLC, Sub. Notes (United Kingdom), 144A(f)	B3	6.594%	06/29/49	920	349,600
Resona Bank Ltd., Notes, 144A(f)	A2	5.85%	09/29/49	2,900	1,643,943
Sumitomo Mitsui Banking Corp., Sub. Notes (Japan), 144A(f)	Aa3	5.625%	07/29/49	6,380	4,724,850

					35,975,909

Brokerage — 1.0%
Goldman Sachs Group, Inc., Sr. Unsec’d Notes	A1	6.15%	04/01/18	3,105	2,983,784
Goldman Sachs Group, Inc., Sub. Notes	A2	6.75%	10/01/37	440	357,222
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%	07/19/17	1,210	121
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%	05/02/18	2,740	260,300
Merrill Lynch & Co., Inc., Notes, MTN(a)	Aa3	6.875%	04/25/18	2,860	2,991,634
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	6.05%	08/15/12	1,500	1,479,869
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.11%	01/29/37	275	247,204
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.45%	01/09/17	4,035	3,325,978

					11,646,112

Building Materials & Construction — 0.3%
American Standard, Inc., Gtd. Notes(a)	Baa3	7.625%	02/15/10	3,800	3,799,966

Cable — 0.3%
AT&T Broadband, Gtd. Notes	Baa2	9.455%	11/15/22	1,065	1,193,181
TCI Communications, Inc., Gtd. Notes	Baa2	7.875%	02/15/26	750	778,238
Time Warner Cable ,Inc., Gtd. Notes(a)	Baa2	8.25%	02/14/14	1,100	1,115,913

					3,087,332

Capital Goods — 0.7%
Rockwell International Co., Sr. Unsec’d Notes	A2	5.20%	01/15/98	6,500	5,851,722
Waste Management, Inc., Sr. Unsec’d Notes	Baa3	7.65%	03/15/11	2,100	2,095,901

					7,947,623

Chemicals — 1.1%
Huntsman International LLC, Sec’d. Notes	Ba1	11.625%	10/15/10	2,100	1,837,500
Lubrizol Corp., Gtd. Notes	Baa2	4.625%	10/01/09	5,600	5,500,539
Potash Corp. of Saskatchewan, Sr. Unsec’d. Notes (Canada)	Baa1	5.875%	12/01/36	3,180	2,800,874
Union Carbide Chemical & Plastics Co., Gtd Notes	Ba2	7.875%	04/01/23	3,058	2,734,861

					12,873,774

Collateralized Mortgage Obligations — 0.5%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,937	1,766,106
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	428	396,292
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(f)	Aaa	5.3648%	02/25/34	2,714	1,685,437
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(e)	5.00%	03/25/20	1,453	1,165,312

					5,013,147

Commercial Mortgage-Backed Securities — 7.8%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(f)	AAA(e)	4.9667%	11/10/42	5,275	4,475,969
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3(f)	AAA(e)	5.8117%	02/10/51	3,805	2,487,671

SEE NOTES TO FINANCIAL STATEMENTS.

A23

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(f)	Aaa	4.823%	02/13/42	$2,475	$1,961,631
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(f)	Aaa	5.135%	10/12/42	3,400	2,785,439
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,216,457
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(f)	Aaa	6.0197%	12/10/49	3,000	2,368,632
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(f)	AAA(e)	5.10%	08/15/38	2,400	1,963,927
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	7,681,435
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,034,164
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(f)	Aaa	5.224%	04/10/37	2,400	1,972,327
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,610	2,845,615
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,389,857
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	7,573,614
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	1,520	949,623
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,118,547
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(f)	Aaa	4.799%	12/15/29	4,200	3,473,526
LB-UBS Commerical Mortgage Trust, Series 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	5,355,076
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(f)	Aaa	5.909%	06/12/46	2,325	1,862,825
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(e)	5.59%	09/12/49	2,400	1,841,797
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	774	767,585
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,217,796
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867%	02/15/35	7,330	6,525,716
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(e)	4.608%	12/15/35	4,401	4,091,838
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,218,032
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	2,767,539

					88,946,638

Consumer
Realogy Corp., Gtd. Notes, PIK	Ca	11.00%	04/15/14	2,118	243,513

Electric — 2.1%
CenterPoint Energy Houston Electric LLC, Series J2	Baa2	5.70%	03/15/13	2,950	2,807,580
Consumers Energy Co., Series D	Baa1	5.375%	04/15/13	1,000	984,127
EDP Finance BV (Netherlands), 144A	A2	6.00%	02/02/18	600	498,088
El Paso Electric Co., Sr. Unsec’d Notes	Baa2	6.00%	05/15/35	2,325	1,593,713
Empresa Nacional de Electricidad SA, Unsub. Notes (Chile)	Baa3	8.35%	08/01/13	625	660,029
Energy East Corp., Sr. Unsec’d. Notes	Baa2	6.75%	09/15/33	1,150	924,792
Energy East Corp., Sr. Unsub. Notes	Baa2	6.75%	06/15/12	750	751,616
Enersis SA, Sr. Unsec’d. Notes (Chile)	Baa3	7.375%	01/15/14	3,700	3,853,332
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.90%	06/15/15	500	409,915
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.20%	10/01/17	1,930	1,659,823
Korea East-West Power Co. Ltd., Sr. Unsub. Notes (South Korea), 144A	A1	4.875%	04/21/11	1,700	1,624,064
NiSource Finance Corp., Gtd. Notes	Baa3	5.45%	09/15/20	1,345	720,370
Northern States Power Co., Series B	A2	8.00%	08/28/12	2,800	2,952,849
Orion Power Holdings, Inc., Sr. Unsec’d Notes	Ba3	12.00%	05/01/10	1,920	1,920,000
Sierra Pacific Power Co., Series P	Baa3	6.75%	07/01/37	125	111,538
Southern California Edison Co., Sr. Unsec’d. Notes	A3	7.625%	01/15/10	1,100	1,125,563
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	1,724,010

					24,321,409

SEE NOTES TO FINANCIAL STATEMENTS.

A24

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Emerging Markets — 0.1%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(f)	Ba1	3.596%	03/15/11	$1,717	$1,115,888

Energy – Integrated — 0.1%
Shell International Finance BV, Gtd. Notes (Netherlands)	Aa1	6.375%	12/15/38	1,400	1,574,985

Energy – Other — 1.0%
EnCana Corp., Sr. Unsec’d. Notes (Canada)	Baa2	5.90%	12/01/17	2,500	2,085,763
GS Caltex Corp., Sr. Unsec’d. Notes (South Korea), 144A	Baa1	7.75%	07/25/11	3,250	3,000,253
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	320	254,400
Nexen, Inc., Sr. Unsec’d. Notes (Canada)	Baa2	6.40%	05/15/37	1,890	1,478,891
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,223,954
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)	Baa2	6.80%	03/15/38	1,200	1,070,336
Western Oil Sand, Inc., Sr. Sec’d. Notes (Canada)	Baa1	8.375%	05/01/12	1,900	1,813,820

					10,927,417

Foods — 1.0%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	03/17/15	1,880	1,837,542
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	11/01/11	860	878,737
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	2,714,314
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa2	7.90%	11/01/18	1,100	1,348,212
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85%	04/01/16	1,000	740,000
Tyson Foods, Inc., Sr. Unsec’d. Notes	B2	8.25%	10/01/11	2,050	1,824,500
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,726,974

					11,070,279

Foreign Government Bonds — 0.3%
Pemex Project Funding Master Trust, Gtd. Notes, 144A(f)	Baa1	6.5525%	10/15/09	3,190	3,126,200

Gaming — 0.2%
Harrah’s Operating Co., Inc., Gtd. Notes	Caa3	5.625%	06/01/15	665	113,050
Harrah’s Operating Co., Inc., Gtd. Notes, 144A	NR	10.00%	12/15/18	134	48,910
MGM Mirage, Inc., Gtd. Notes	Ba3	6.875%	04/01/16	3,000	1,897,500

					2,059,460

Health Care & Pharmaceutical — 1.4%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,500	1,275,000
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.875%	09/15/15	2,325	2,032,013
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.80%	10/15/16	265	239,740
GlaxoSmithKline Capital, Inc., Gtd. Notes(d)	A1	5.65%	05/15/18	4,000	4,201,311
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	8.70%	02/10/10	1,700	1,620,381
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.55%	03/30/12	2,500	2,368,670
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.55%	12/01/13	2,735	2,754,998
Wyeth, Sr. Unsec’d. Notes	A3	5.50%	02/15/16	1,630	1,659,803

					16,151,916

Health Care Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.75%	12/15/37	1,900	1,600,592
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	1,786,022
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	2,391,394
Health Net, Inc., Sr. Unsec’d. Notes(a)	Ba3	6.375%	06/01/17	1,315	526,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%	06/15/17	2,610	2,350,109
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.50%	06/15/37	760	637,908
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.875%	02/15/38	180	157,610

					9,449,635

Insurance — 1.1%
Ace INA Holdings, Inc., Gtd. Notes	A3	5.70%	02/15/17	1,135	1,017,691
Allied World Insurance Holdings Ltd., Sr. Unsec’d. Notes (Bermuda)	Baa1	7.50%	08/01/16	1,700	1,198,475
American International Group, Inc., Jr. Sub. Notes, 144A(f)	Baa1	8.175%	05/15/58	2,600	1,011,465
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.25%	05/15/13	1,820	1,341,316
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%	10/01/15	315	211,230

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Insurance (continued)
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes (Bermuda)	Baa1	5.75%	12/01/14	$3,350	$2,212,688
Chubb Corp., Sr. Notes	A2	5.75%	05/15/18	2,950	2,832,493
Travelers Cos, Inc., Sr. Unsec’d. Notes, MTN	A2	6.25%	06/15/37	1,890	1,817,180
XL Capital Ltd., Jr. Sub. Notes, Class E (Cayman Islands)(f)	Ba1	6.50%	12/31/49	1,880	432,400
XL Capital Ltd., Sr. Unsec’d. Notes, Class A (Cayman Islands)	Baa2	5.25%	09/15/14	140	77,748

					12,152,686

Lodging — 0.3%
Felcore Lodging LP, Sr. Sec’d. Notes(f)	Ba3	4.442%	12/01/11	1,800	1,116,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia), Sr. Notes	Ba1	8.00%	05/15/10	1,730	1,479,150
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	6.25%	02/15/13	980	676,200

					3,271,350

Media & Entertainment — 0.6%
British Sky Broadcasting Group PLC (United Kingdom), 144A	Baa2	6.10%	02/15/18	210	172,431
Dex Media West LLC, Sr. Sub. Notes, Series B	B2	9.875%	08/15/13	950	225,625
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,419,270
Time Warner, Inc., Gtd. Notes,	Baa2	7.25%	10/15/17	1,440	1,321,654
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36	740	584,805
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.75%	10/05/37	1,075	828,593
Vivendi, Notes (France), 144A	Baa2	5.75%	04/04/13	2,000	1,755,476

					6,307,854

Metals — 0.5%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	1,717,900
United States Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00%	02/01/18	2,000	1,363,080
Xstrata Finance Canada Ltd., Gtd. Notes (Canada), 144A	Baa2	5.50%	11/16/11	3,430	2,680,041

					5,761,021

Non-Captive Finance — 1.7%
Bosphorus Financial Services Ltd., Sr. Sec’d. Notes (Cayman Islands), 144A(f)(h)	Baa2	3.949%	02/15/12	1,808	1,538,268
Capital One Financial Corp., Sub. Notes	Baa1	6.15%	09/01/16	700	492,588
CITGroup, Inc., Sub. Notes, 144A	Baa2	12.00%	12/18/18	2,628	2,023,560
CitiGroup, Inc., Sr. Unsec’d. Notes	Baa1	5.65%	02/13/17	1,708	1,187,660
Countrywide Financial Corp., Gtd. Notes, MTN	Aa2	5.80%	06/07/12	3,670	3,576,976
General Electric Capital Australia Funding Pty Ltd., Gtd. Notes (Australia), MTN	Aaa	6.00%	04/15/15	AUD 4,440	2,447,184
Nelnet, Inc., Sub. Notes(f)	Ba2	7.40%	09/29/36	6,500	1,948,986
Preferred Term Securities X, Sr. Notes, Class A-1 (Cayman Islands), 144A(f)	Aa1	4.196%	07/03/33	3,280	1,485,554
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	8.45%	06/15/18	6,170	4,878,131

					19,578,907

Non-Corporate Foreign Agency — 1.4%
Credit Suisse First Boston International for CJSC, Sec’d. Notes (The) (United Kingdom)	Ba3	6.80%	10/04/12	1,400	560,000
Dresdner Kleinwort Wasserstein for CJSC, Sec’d. Notes (The) (Germany)	Ba3	7.75%	09/23/09	1,400	980,000
Gazprom International SA, Gtd. Notes (Luxembourg), 144A	BBB+(e)	7.201%	02/01/20	1,932	1,410,374
Gazprom OAO (Russia)	A3	10.50%	10/21/09	1,685	1,693,617
Macquarie Group Ltd. Gov’t. Liquid Gtd. Notes (Australia), 144A	Aaa	4.10%	12/17/13	1,955	2,018,459
National Power Corp., Gov’t. Gtd. Notes (Philippines), 144A(f)	BB-(e)	6.403%	08/23/11	1,530	1,422,900
Petronas Capital, Ltd., Gtd. Notes (Malaysia), 144A	A1	7.00%	05/22/12	7,300	7,737,125

					15,822,475

Non-Corporate Sovereign — 2.3%
Federal Republic of Brazil (Brazil)	Ba1	12.50%	01/05/16	BRL 250	112,564
Federal Republic of Brazil, Unsec’d. Notes (Brazil)	Ba1	9.25%	10/22/10	5,325	5,836,201
Government of Hungary, Bonds (Hungary)	A3	8.00%	02/12/15	HUF 693,400	3,479,052

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Corporate Sovereign (continued)
Government of Jamaica, Sr. Unsec’d. Notes (Jamaica)	B1	11.00%	07/27/12	EUR 995	$1,137,597
Japan Government CPI Linked Bonds, Series 16 (Japan)	Aa3	1.40%	06/10/18	JPY 248,148	2,389,502
Peru Government International Bond, Sr. Sec’d. (Peru), 144A(g)	Ba1	6.857%	05/31/18	$1,779	942,993
Republic of Panama, Unsub. Notes (Panama)	Ba1	9.375%	07/23/12	1,295	1,405,075
Republic of Poland, Bonds (Poland)	A2	6.25%	10/24/15	PLN 9,910	3,486,745
Republic of Uruguay, Unsub. Notes (Uruguay)	B1	7.25%	02/15/11	660	666,600
Russian Government International Bond, Unsub. Notes (Russia), 144A(a)	Baa1	8.25%	03/31/10	1,730	1,790,748
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	7.50%	01/14/12	4,250	4,568,750

					25,815,827

Paper — 0.5%
Graphic Packaging International, Inc., Gtd. Notes	B3	8.50%	08/15/11	2,970	2,479,950
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.00%	04/01/10	2,815	2,708,897
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75%	06/01/13	1,400	630,000

					5,818,847

Pipelines & Other — 0.8%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	4.00%	10/15/09	5,300	5,190,741
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	7.50%	07/01/38	1,945	1,518,668
Transcanada Pipelines Ltd., Sr. Unsec’d. Notes (Cananda)	A3	7.25%	08/15/38	2,200	2,189,928

					8,899,337

Railroads — 0.2%
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.75%	03/15/13	2,600	2,443,015

Real Estate Investments Trusts — 0.4%
Equity One, Inc., Gtd. Notes	Baa3	3.875%	04/15/09	1,450	1,414,202
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.45%	06/01/12	2,300	1,874,144
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.75%	08/15/19	1,545	894,115

					4,182,461

Retailers — 0.6%
CVS/Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.25%	06/01/27	3,020	2,808,002
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B3	9.00%	10/15/15	1,250	550,000
Target Corp., Sr. Unsec’d. Notes	A2	6.50%	10/15/37	800	686,937
Target Corp., Sr. Unsec’d. Notes	A2	7.00%	01/15/38	1,870	1,733,107
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50%	08/15/37	545	647,086
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	Aa2	6.20%	04/15/38	200	228,891

					6,654,023

Structured Notes — 1.6%
Dow Jones CDX High Yield, 144A	Caa2	8.25%	12/29/10	8,298	8,349,475
Dow Jones CDX High Yield, 144A(a)	B3	8.625%	06/29/11	9,555	9,494,784

					17,844,259

Technology — 1.0%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70%	06/01/10	3,000	2,790,000
Dell, Inc., Sr. Unsec’d Notes	A2	4.70%	04/15/13	1,800	1,693,357
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,503,256
International Business Machines Corp., Sr. Unsec’d. Notes	A1	8.00%	10/15/38	640	851,995
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875%	07/15/10	2,000	1,830,000
Motorola, Inc., Sr. Unsec’d. Notes	Baa2	8.00%	11/01/11	121	100,971
Oracle Corp., Sr. Unsec’d. Notes	A2	5.75%	04/15/18	1,265	1,323,150
SunGard Data Systems, Inc., Gtd. Notes	B3	3.75%	01/15/09	720	716,016
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.50%	05/15/12	870	729,104

					11,537,849

Telecommunications — 2.4%
AT&T Corp., Gtd. Notes	A2	8.00%	11/15/31	2,475	3,108,934
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	5,600	4,311,999
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.125%	05/01/12	1,810	1,940,988

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (continued)
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.75%	03/01/31	$2,375	$2,968,954
Qwest Corp.	Ba1	8.875%	03/15/12	3,300	3,052,500
Rogers Communications, Inc. (Canada)	Baa3	6.80%	08/15/18	2,600	2,627,121
Telecom Italia Capital (Luxembourg)	Baa2	4.875%	10/01/10	3,400	3,077,000
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	5	5,458
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.25%	04/15/13	2,420	2,429,257
Verizon Wireless, Sr. Unsec’d. Notes, 144A	A2	7.375%	11/15/13	3,500	3,692,780

					27,214,991

Tobacco — 1.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.95%	11/10/38	4,100	4,464,125
Altria Group, Inc., Gtd. Notes	Baa1	9.70%	11/10/18	500	540,415
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%	05/16/18	3,000	2,973,999
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	6.50%	07/15/10	4,000	3,974,640

					11,953,179

U.S. Government Agency Obligations — 2.6%
Federal Farm Credit Bank	Aaa	4.875%	01/17/17	580	653,632
Federal Home Loan Bank	Aaa	5.125%	10/19/16	120	137,265
Federal Home Loan Mortgage Corp.	Aaa	4.125%	09/27/13	17,455	18,808,233
Federal National Mortgage Association	Aaa	2.875%	12/11/13	9,750	9,986,662
Federal National Mortgage Association	Aaa	5.625%	07/15/37	165	212,879

					29,798,671

U.S. Government Mortgage-Backed Securities — 45.8%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	12,891	13,235,245
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	6,552	6,739,157
Federal Home Loan Mortgage Corp.	Aaa	5.00%	TBA 30 YR	9,500	9,707,813
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-05/01/37	15,535	15,939,987
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA 30 YR	29,500	30,191,421
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-04/01/34	5,562	5,744,662
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32	2,566	2,677,179
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	4,763	5,005,918
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	6,245	6,347,310
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	18,985	19,448,115
Federal National Mortgage Association	Aaa	5.00%	01/01/19-05/01/38	21,408	21,951,877
Federal National Mortgage Association	Aaa	5.00%	TBA 30 YR	71,500	72,997,066
Federal National Mortgage Association	Aaa	5.195%	10/01/37	9,719	9,807,908
Federal National Mortgage Association	Aaa	5.307%	01/01/36	2,864	2,915,030
Federal National Mortgage Association	Aaa	5.50%	12/01/16-02/01/38	109,137	112,088,919
Federal National Mortgage Association	Aaa	5.50%	TBA 30 YR	2,250	2,306,250
Federal National Mortgage Association	Aaa	5.894%	06/01/37	3,414	3,512,512
Federal National Mortgage Association	Aaa	6.00%	09/01/17-06/01/38	28,628	29,572,465
Federal National Mortgage Association	Aaa	6.00%	TBA 30 YR	80,500	82,864,687
Federal National Mortgage Association	Aaa	6.036%	09/01/37	9,098	9,351,248
Federal National Mortgage Association	Aaa	6.50%	11/01/09-10/01/37	20,667	21,514,978
Federal National Mortgage Association	Aaa	7.00%	05/01/32	428	452,912
Government National Mortgage Association	Aaa	5.50%	01/15/33-01/15/35	8,919	9,216,391
Government National Mortgage Association	Aaa	5.50%	TBA 30 YR	5,600	5,748,781
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	8,197	8,472,433
Government National Mortgage Association	Aaa	6.00%	TBA 30 YR	7,000	7,220,934
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	4,578	4,799,550
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	157	166,196

					519,996,944

U.S. Government Treasury Securities — 4.9%
U.S. Treasury Bonds(a)	Aaa	4.375%	02/15/38	330	441,994
U.S. Treasury Bonds(j)	Aaa	4.50%	05/15/38	5,420	7,397,454
U.S. Treasury Inflation Indexed Bonds(a)	Aaa	1.875%	07/15/13	6,287	5,919,212

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities (continued)
U.S. Treasury Inflation Indexed Bonds(a)(j)	Aaa	2.00%	01/15/14	$12,065	$11,431,416
U.S. Treasury Inflation Indexed Bonds	Aaa	1.375%	07/15/18	8,590	8,033,513
U.S. Treasury Notes	Aaa	1.50%	12/31/13	11,485	11,458,974
U.S. Treasury Strips(a)(g)	Aaa	4.21%	11/15/21	8,545	5,540,040
U.S. Treasury Strips(g)	Aaa	4.25%	08/15/29	10,165	5,380,263

					55,602,866

TOTAL LONG-TERM BONDS (cost $1,168,010,451)					1,081,446,033

BANK LOANS — 3.4%
Automotive — 0.1%
Oshkosh Truck Corp.(h)	Ba3	3.4248%	12/06/13	1,414	818,855

Cable — 0.2%
Insight Midwest Holding LLC(h)	B1	3.66%	10/06/13	3,208	2,582,273

Capital Goods — 0.1%
Capital Safety Group Ltd.(h)	B2	2.711%	07/20/15	409	315,121
Capital Safety Group Ltd.(h)	B2	3.211%	07/20/16	1,091	839,879

					1,155,000

Consumer — 0.2%
Huish Detergents, Inc.(h)	Ba3	2.48%	04/26/14	2,955	2,078,349

Electric — 0.5%
NRG Energy, Inc.(h)	Ba1	1.3588%	02/01/13	1,171	1,011,770
NRG Energy, Inc.(h)	Ba1	2.675%	02/01/13	2,377	2,053,319
Reliant Energy, Inc.(h)	Ba3	1.88%	06/30/14	2,500	1,790,000
Texas Competitive Electric Holdings Co. LLC(h)	Ba3	5.582%	10/10/14	1,975	1,365,219

					6,220,308

Foods — 0.1%
Supervalu, Inc.(h)	Ba3	2.3138%	06/02/11	2,077	1,692,692

Gaming — 0.1%
Las Vegas Sands LLC Term B(h)	B2	2.22%	05/23/14	2,167	972,742
Las Vegas Sands LLC Term DD(h)	B2	2.22%	05/23/14	547	245,655

					1,218,397

Health Care & Pharmaceutical — 1.2%
Community Health Systems, Inc.(h)	Ba3	3.4038%	07/25/14	135	104,326
Community Health Systems, Inc.(h)	Ba3	4.445%	07/25/14	2,631	2,039,874
HCA, Inc.(h)	Ba3	3.7088%	11/18/13	2,450	1,915,594
Health Management Associates Term B(h)	B1	3.2088%	02/28/14	1,933	1,181,999
Inverness Medical Innovations(h)	B1	3.723%	06/26/14	2,955	1,942,913
PTS Acquisition Corp.(h)	Ba3	3.7088%	04/10/14	3,842	2,285,692
Royalty Pharma Finance Trust(h)	Baa3	6.5688%	05/15/15	4,000	3,513,331

					12,983,729

Media & Entertainment — 0.1%
Idearc, Inc.(h)	B2	1.97%	11/17/13	1,000	325,000
Idearc, Inc.(h)	B2	3.5745%	11/17/14	1,715	523,075

					848,075

Paper — 0.1%
Domtar, Inc.(h)	Baa3	3.251%	03/05/14	1,530	1,023,188

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(h)	Ba2	5.3568%	11/08/14	1,520	1,230,917

Technology — 0.5%
First Data Corp.(h)	Ba3	3.211%	09/24/14-09/24/14	3,012	1,926,525
Flextronics International Ltd. Term A (Singapore)(h)	Ba1	6.155%	10/01/14	2,301	1,442,103

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

BANK LOANS (continued)	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Flextronics International Ltd. Term A-1-A (Singapore)(h)	Ba1	7.0688%	10/01/14	$661	$414,398
Metavante Corp.(h)	Ba2	4.942%	11/01/14	2,481	1,836,125

					5,619,151

Telecommunications — 0.1%
Alltel Communications, Inc.(h)	Ba3	3.9388%	05/15/15	1,580	1,550,375

TOTAL BANK LOANS (cost $55,200,855)					39,021,310

TOTAL LONG-TERM INVESTMENTS (cost $1,223,211,306)					1,120,467,342

				Shares
SHORT-TERM INVESTMENTS — 22.9%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series (cost $164,222,330) (Note 4)(c)				16,575,018	121,992,132
Dryden Core Investment Fund — Taxable Money Market Fund Series (cost $137,331,502; includes $44,158,988 of cash collateral received for securities on loan) (Note 4)(b)(c)				137,331,502	137,331,502

TOTAL AFFILIATED MUTUAL FUNDS (cost $301,553,832)					259,323,634

TOTAL INVESTMENTS(k) — 121.6% (cost $1,524,765,138)					1,379,790,976
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (21.6)%					(244,955,264)

NET ASSETS — 100.0%					$1,134,835,712

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of December 31, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $42,538,539; cash collateral of $44,158,988 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2008.

(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

(h)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default of interest payments; non-income producing security.

(j)	Security segregated as collateral for swap contracts.

(k)	As of December 31, 2008, 1 security representing $2,023,560 and 0.18% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Long Positions:
661	10 Yr. U.S. Treasury Notes	Mar. 2009	$78,061,253	$83,120,750	$5,059,497
11	10 Yr. Euro Bonds	Mar. 2009	1,897,774	1,908,869	11,095
8	2 Yr. Euro British Pound	Mar. 2009	1,335,397	1,420,154	84,757
272	5 Yr. U.S. Treasury Notes	Mar. 2009	32,327,939	32,382,875	54,936
167	30 Yr. U.S. Treasury Bonds	Mar. 2009	21,219,857	23,053,828	1,833,971

					7,044,256

Short Positions:
20	Australian 10 Yr. Bonds	Mar. 2009	1,334,313	1,338,692	(4,379)
251	2 Yr.U.S. Treasury Notes	Mar. 2009	54,218,848	54,733,688	(514,840)

					(519,219)

					$6,525,037

Forward foreign currency exchange contracts outstanding at December 31, 2008:

Foreign Currency Contract	Notional Amount (000)	Value at Settlement Date	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased:
Euro, Expiring 01/23/09	EUR 908	$1,262,630	$1,261,119	$(1,511)
Mexican Nuevo Peso, Expiring 01/20/09	MXN 71,035	5,306,098	5,092,266	(213,832)
Polish Zloty, Expiring 01/22/09	PLN 1,936	681,400	651,332	(30,068)

		7,250,128	7,004,717	(245,411)

Sold:
Australian Dollar, Expiring 01/21/09	AUD 1,981	1,374,992	1,377,740	(2,748)
Hungarian Forint, Expiring 01/22/09	HUF 636,108	3,395,113	3,313,654	81,459
Japanese Yen, Expiring 01/23/09	JPY 219,267	2,449,757	2,420,000	29,757
Mexican Nuevo Peso, Expiring 01/20/09	MXN 71,035	5,287,339	5,092,265	195,074
Polish Zloty, Expiring 01/22/09	PLN 10,371	3,602,679	3,489,903	112,776

		16,109,880	15,693,562	416,318

				$170,907

Interest rate swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG(b)	8/15/2015	$2,990	3.71%	3 month LIBOR	$(250,518)
Deutsche Bank AG(b)	5/15/2016	1,080	4.49%	3 month LIBOR	(152,023)
Citibank, N.A.(a)	10/20/2013	5,955	4.06%	3 month LIBOR	509,646
Merrill Lynch Capital Services, Inc.(a)	10/10/2013	5,955	3.78%	3 month LIBOR	433,770
Merrill Lynch Capital Services, Inc.(b)	5/15/2016	5,955	4.40%	3 month LIBOR	(800,570)

					$(259,695)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

Credit default swap agreements outstanding as of December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation
Buy protection(1):
Morgan Stanley Capital Services, Inc.	9/20/2012	$5,600	1.70%	CIT Group, Inc. 7.75%, due 04/02/12	$951,740
Morgan Stanley Capital Services, Inc.	6/20/2013	3,700	1.65%	Itraxx Euro zero, due 06/20/13	164,252
Merrill Lynch Capital Services, Inc.	9/20/2016	1,000	1.73%	Tyson Foods, Inc. 6.6%, due 04/01/16	144,818
Barclays Bank PLC	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9 7.02%, 09/25/35	935,634
Citibank, N.A.	1/25/2035	512	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, 01/25/35	281,374
Citibank, N.A.	1/25/2035	506	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	316,016
Citibank, N.A.	3/25/2035	523	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	250,826
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	959,705
Morgan Stanley Capital Services, Inc.	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	991,770

					$4,996,135

Counterparty	Termination Date	Implied Credit Spread at December 31, 2008(4)	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Morgan Stanley Capital Services, Inc.	6/20/2009	1.50%	$1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$(3,887)	$3,798	$(7,685)
Morgan Stanley Capital Services, Inc.	6/20/2009	1.50%	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	(3,886)	3,798	(7,684)
Morgan Stanley Capital Services, Inc.	6/20/2009	1.50%	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	(3,888)	3,799	(7,687)
Morgan Stanley Capital Services, Inc.	6/20/2009	12.76%	3,000	1.90%	Texas Competitive Electric Holdings Co., LLC 6.21287%, due 10/10/14	(143,356)	—	(143,356)
JPMorgan Chanse Bank	6/20/2009	31.40%	1,750	5.00%	Harrah’s Operating Co., Inc. 5.625%, due 06/01/15	(198,358)	(44,199)	(154,159)
Barclays Bank PLC	6/20/2013	87.70%	1,930	5.00%	Station Casinos, Inc., 6.00%, 04/01/12	(1,508,484)	(300,231)	(1,208,253)
Morgan Stanley Capital Services, Inc.	12/20/2014	18.70%	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(1,165,784)	—	(1,165,784)

						$(3,027,643)	$(333,035)	$(2,694,608)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Credit Default Swaps on Asset-Backed Issues-Sell Protection(2):
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$(950,949)	$—	$(950,949)

					$(950,949)	$—	$(950,949)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$259,323,634	$6,525,037
Level 2—Other Significant Observable Inputs	1,118,443,782	(1,379,231)
Level 3—Significant Unobservable Inputs	2,023,560	2,641,021

Total	$1,379,790,976	$7,786,827

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$—	$2,173,171
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	(578,234)	986,780
Net purchases (sales)	2,601,794	—
Transfers in and/or out of Level 3	—	(518,930)

Balance as of 12/31/08	$2,023,560	$2,641,021

*	The realized loss incurred during the period for other financial instruments was $494,272.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 was as follows:

U.S. Government Mortgage-Backed Securities	45.8%
Affiliated Money Market Mutual Funds (including 3.9% of collateral received for securities on loan)	22.9
Commercial Mortgage-Backed Securities	7.8
U.S. Government Treasury Securities	4.9
Banking	3.2
Electric	2.6
U.S. Government Agency Obligations	2.6
Health Care & Pharmaceutical	2.6
Asset-Backed Securities	2.5
Telecommunications	2.5
Non-Corporate Sovereign	2.3
Non-Captive Finance	1.7
Structured Notes	1.6
Technology	1.5
Non-Corporate Foreign Agency	1.4
Airlines	1.1
Chemicals	1.1
Foods	1.1
Insurance	1.1
Tobacco	1.1
Brokerage	1.0
Energy – Other	1.0
Pipelines & Other	0.9
Capital Goods	0.8
Health Care Insurance	0.8
Media & Entertainment	0.7
Paper	0.6
Retailers	0.6
Cable	0.5
Collateralized Mortgage Obligations	0.5
Metals	0.5
Real Estate Investment Trusts	0.4
Gaming	0.3
Building Materials & Construction	0.3
Foreign Government Bonds	0.3
Lodging	0.3
Consumer	0.2
Railroads	0.2
Automotive	0.1
Emerging Markets	0.1
Enery – Integrated	0.1

121.6
Liabilities in excess of other assets	(21.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments, at value including securities on loan of $42,538,539:
Unaffiliated investments (cost $1,223,211,306)	$1,120,467,342
Affiliated investments (cost $301,553,832)	259,323,634
Foreign currency, at value (cost $309)	309
Receivable for investments sold	53,992,213
Interest receivable	9,629,246
Unrealized appreciation on swaps	5,939,551
Premium for swaps purchased	448,162
Unrealized appreciation on forward foreign currency exchange contracts	419,066
Receivable for Series shares sold	16,109
Prepaid expenses	14,562

Total Assets	1,450,250,194

LIABILITIES
Payable for investments purchased	256,536,806
Collateral for securities on loan	44,158,988
Payable to custodian	6,606,289
Unrealized depreciation on swaps	4,848,668
Due to broker-variation margin	1,740,484
Premium for swaps written	480,772
Management fee payable	381,914
Unrealized depreciation on forward foreign currency exchange contracts	248,159
Payable for Series shares repurchased	223,751
Accrued expenses and other liabilities	181,079
Deferred trustees’ fees	6,785
Affiliated transfer agent fee payable	787

Total Liabilities	315,414,482

NET ASSETS	$1,134,835,712

Net assets were comprised of:
Paid-in capital	$1,247,564,086
Retained earnings	(112,728,374)

Net assets, December 31, 2008	$1,134,835,712

Net asset value and redemption price per share, $1,134,835,712 / 114,800,544 outstanding shares of beneficial interest	$9.89

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Interest	$56,912,144
Affiliated dividend income	8,289,602
Affiliated income from securities loaned, net	524,003

65,725,749

EXPENSES
Management fee	4,766,674
Custodian’s fees and expenses	309,000
Shareholders’ reports	73,000
Audit fee	33,000
Interest expense (Note 8)	31,313
Trustees’ fees	23,000
Insurance expenses	12,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $4,000) (Note 4)	4,000
Miscellaneous	10,948

Total expenses	5,277,935

NET INVESTMENT INCOME	60,447,814

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	2,354,434
Short sale transactions	94,551
Futures transactions	11,455,174
Swap transactions	5,656,697
Foreign currency transactions	1,392,152

20,953,008

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(33,944,971))	(125,445,660)
Securities sold short	41,247
Futures	5,767,689
Swaps	(3,439,766)
Foreign currencies	(915,197)

(123,991,687)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(103,038,679)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,590,865)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$60,447,814	$63,095,081
Net realized gain on investment, swap and foreign currency transactions	20,953,008	22,075,622
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(123,991,687)	(19,462,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,590,865)	65,707,842

DISTRIBUTIONS	(72,614,494)	(59,479,872)

SERIES SHARE TRANSACTIONS:
Series shares sold [9,801,318 and 12,326,563 shares, respectively]	102,899,591	133,636,466
Series shares issued in reinvestment of distributions [7,018,378 and 5,514,681 shares, respectively]	72,614,494	59,479,872
Series shares repurchased [13,831,055 and 12,074,002 shares, respectively]	(143,763,704)	(131,418,698)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	31,750,381	61,697,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,454,978)	67,925,610
NET ASSETS:
Beginning of year	1,218,290,690	1,150,365,080

End of year	$1,134,835,712	$1,218,290,690

SEE NOTES TO FINANCIAL STATEMENTS.

A35

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace & Defense — 1.4%
Lockheed Martin Corp.	152,006	$12,780,665
Orbital Sciences Corp.*(a)	1,203,380	23,502,011

		36,282,676

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.(a)	435,800	14,499,066

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)*(a)	660,500	3,943,185

Beverages — 2.0%
PepsiCo, Inc.	920,828	50,433,750

Biotechnology — 5.6%
BioMarin Pharmaceutical, Inc.*(a)	254,300	4,526,540
Celgene Corp.*	372,500	20,591,800
Genentech, Inc.*	414,300	34,349,613
Genzyme Corp.*(a)	471,550	31,296,773
Gilead Sciences, Inc.*(a)	996,500	50,961,010

		141,725,736

Building Materials — 0.9%
Masco Corp.	2,019,632	22,478,504

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	452,078	12,807,370
Goldman Sachs Group, Inc. (The)(a)	247,731	20,906,019
Morgan Stanley(a)	604,900	9,702,596
Schwab, (Charles) Corp. (The)	1,398,150	22,608,085

		66,024,070

Chemicals — 1.1%
Air Products & Chemicals, Inc.	890	44,740
Monsanto Co.	409,990	28,842,797

		28,887,537

Commercial Banks — 1.4%
Wells Fargo & Co.(a)	1,193,724	35,190,984

Commercial Services — 0.4%
Moody’s Corp.(a)	445,460	8,949,291

Commercial Services & Supplies — 1.1%
McKesson Corp.	279,070	10,808,381
Waste Management, Inc.	515,600	17,086,984

		27,895,365

Communication Equipment — 5.9%
Cisco Systems, Inc.*	3,140,649	51,192,579
Corning, Inc.	1,805,915	17,210,370
QUALCOMM, Inc.(a)	1,767,300	63,322,359
Research In Motion Ltd. (Canada)*(a)	409,600	16,621,568

		148,346,876

Computers & Peripherals — 3.2%
Apple, Inc.*(a)	390,006	33,287,012
Hewlett-Packard Co.	1,274,760	46,261,041

		79,548,053

COMMON STOCKS (continued)	Shares	Value (Note 2)

Construction — 2.2%
Centex Corp.(a)	1,148,640	$12,221,529
Toll Brothers, Inc.*(a)	2,033,760	43,583,477

		55,805,006

Consumer Finance — 1.0%
American Express Co.(a)	634,888	11,777,172
SLM Corp.*(a)	1,575,400	14,021,060

		25,798,232

Diversified Consumer Services — 1.4%
Career Education Corp.*(a)	797,600	14,308,944
H&R Block, Inc.	878,100	19,950,432

		34,259,376

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	1,160,202	36,581,169

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	532,210	18,041,919

Electric Utilities — 1.1%
Dominion Resources, Inc.	239,080	8,568,627
Exelon Corp.	363,830	20,232,587

		28,801,214

Electronic Components — 1.0%
Dolby Laboratories, Inc. (Class A Stock)*(a)	762,398	24,976,158

Energy – Alternate Sources — 0.5%
First Solar, Inc.*(a)	85,710	11,824,552

Energy Equipment & Services — 3.3%
Diamond Offshore Drilling, Inc.(a)	336,460	19,830,952
Halliburton Co.	1,477,980	26,869,677
National Oilwell Varco, Inc.*	881,920	21,554,125
Schlumberger Ltd. (Netherlands)(a)	326,900	13,837,677

		82,092,431

Financial – Bank & Trust — 0.7%
Hudson City Bancorp, Inc.(a)	564,650	9,011,814
State Street Corp.	226,830	8,921,224

		17,933,038

Food & Staples Retailing — 4.6%
Costco Wholesale Corp.(a)	257,500	13,518,750
CVS/Caremark Corp.	651,700	18,729,858
Kroger Co. (The)	614,800	16,236,868
Wal-Mart Stores, Inc.(a)	1,215,862	68,161,224

		116,646,700

Food Products — 3.9%
Cadbury PLC (United Kingdom)	398,000	3,464,825
Cadbury PLC, ADR (United Kingdom)(a)	546,564	19,495,938
ConAgra Foods, Inc.	1,040,600	17,169,900
Kellogg Co.(a)	521,405	22,863,609
McCormick & Co., Inc.	565,143	18,005,456
Tyson Foods, Inc. (Class A Stock)	1,869,900	16,380,324

		97,380,052

SEE NOTES TO FINANCIAL STATEMENTS.

A36

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies — 2.3%
Alcon, Inc. (Switzerland)(a)	235,700	$21,022,083
Baxter International, Inc.	538,100	28,836,779
Medtronic, Inc.	301,646	9,477,717

		59,336,579

Healthcare Providers & Services — 2.4%
Aetna, Inc.	595,400	16,968,900
Medco Health Solutions, Inc.*	560,400	23,486,364
Omnicare, Inc.(a)	471,700	13,094,392
UnitedHealth Group, Inc.	244,200	6,495,720

		60,045,376

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	235,455	14,642,946

Household Products — 2.5%
Colgate-Palmolive Co.(a)	309,700	21,226,838
Kimberly-Clark Corp.	203,500	10,732,590
Procter & Gamble Co.	489,148	30,239,129

		62,198,557

Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc.*	954,900	22,277,817

Industrial Conglomerates — 1.7%
Eaton Corp.	201,400	10,011,594
General Electric Co.	2,020,603	32,733,769

		42,745,363

Insurance — 3.7%
Aflac, Inc.(a)	334,030	15,311,935
Allstate Corp. (The)	255,700	8,376,732
Berkshire Hathaway, Inc. (Class A Stock)*	204	19,706,400
Berkshire Hathaway, Inc. (Class B Stock)*(a)	3,005	9,658,070
Loews Corp.	505,100	14,269,075
Progressive Corp. (The)(a)	1,320,420	19,555,420
XL Capital Ltd. (Class A Stock) (Cayman Islands)	1,649,300	6,102,410

		92,980,042

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*(a)	363,400	18,635,152
HSN, Inc.*	152,860	1,111,292

		19,746,444

Internet Software & Services — 2.1%
Google, Inc. (Class A Stock)*	109,100	33,564,615
IAC/InterActiveCorp*(a)	1,171,050	18,420,617

		51,985,232

IT Services — 1.4%
Infosys Technologies Ltd., ADR (India)(a)	310,600	7,631,442
Visa, Inc. (Class A Stock)	538,400	28,239,080

		35,870,522

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*(a)	512,300	17,454,061

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media — 3.1%
Comcast Corp. (Class A Stock)	1,056,490	$17,833,551
Liberty Global, Inc. (Class C Stock)*	860,350	13,060,113
News Corp. (Class B Stock)(a)	2,025,768	19,406,857
Sirius XM Radio, Inc.*(a)	20,187,800	2,422,536
Walt Disney Co. (The)	1,076,830	24,433,273

		77,156,330

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.(a)	571,900	13,977,236
Kinross Gold Corp. (Canada)(a)	1,019,200	18,773,664

		32,750,900

Multi-Line Retail — 1.7%
Lowe’s Cos., Inc.(a)	516,950	11,124,764
Staples, Inc.(a)	1,837,393	32,926,083

		44,050,847

Multi-Utilities — 1.3%
Sempra Energy	797,626	34,002,796

Oil, Gas & Consumable Fuels — 9.2%
Apache Corp.	121,400	9,047,942
ConocoPhillips	294,526	15,256,447
EOG Resources, Inc.(a)	190,400	12,676,832
Exxon Mobil Corp.	411,898	32,881,817
Hess Corp.(a)	125,700	6,742,548
Newfield Exploration Co.*(a)	778,450	15,374,387
Occidental Petroleum Corp.	606,900	36,407,931
Petroleo Brasileiro SA, ADR (Brazil)	554,600	13,582,154
Suncor Energy, Inc. (Canada)	582,939	11,200,740
Total SA, ADR (France)(a)	628,466	34,754,170
Williams Cos., Inc.	968,900	14,029,672
XTO Energy, Inc.	826,200	29,140,074

		231,094,714

Pharmaceuticals — 6.9%
Abbott Laboratories	920,765	49,141,228
Novartis AG, ADR (Switzerland)(a)	635,100	31,602,576
Schering-Plough Corp.(a)	2,819,460	48,015,404
Shire PLC, ADR (United Kingdom)	110,200	4,934,756
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	508,800	21,659,616
Wyeth	486,600	18,252,366

		173,605,946

Semiconductors & Semiconductor Equipment — 0.9%
ASML Holding NV (Netherlands)(a)	1,211,308	21,888,336
Spansion, Inc. (Class A Stock)*(a)	2,861,500	541,682

		22,430,018

Software — 3.2%
Adobe Systems, Inc.*	546,600	11,637,114
CA, Inc.(a)	1,000,900	18,546,677
Microsoft Corp.(a)	1,203,124	23,388,731

SEE NOTES TO FINANCIAL STATEMENTS.

A37

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Oracle Corp.*	405,300	$7,185,969
Symantec Corp.*(a)	1,553,900	21,008,728

		81,767,219

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. (Class B Stock)	246,800	12,586,800

Tobacco — 1.0%
Philip Morris International, Inc.	597,560	25,999,836

Transportation — 0.5%
Norfolk Southern Corp.	288,040	13,552,282

Wireless Telecommunication Services — 0.9%
American Tower Corp. (Class A Stock)*	94,780	2,778,949
NII Holdings, Inc.*(a)	815,500	14,825,790
Sprint Nextel Corp.*(a)	2,622,836	4,799,790

		22,404,529

TOTAL LONG-TERM INVESTMENTS (cost $2,910,669,945)		2,465,030,096

SHORT-TERM INVESTMENT — 25.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $648,452,738; includes $596,704,279 of cash collateral for securities on loan)(b)(w)(Note 4)	648,452,738	648,452,738

TOTAL INVESTMENTS — 123.5% (cost $3,559,122,683)		3,113,482,834
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.5)%		(592,127,124)

NET ASSETS — 100.0%		$2,521,355,710

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $565,214,365; cash collateral of $596,704,279 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,113,482,834	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$3,113,482,834	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$23,529,912
Realized gain (loss)	(28,385,420)
Change in unrealized appreciation (depreciation)	8,236,728
Net purchases (sales)	(3,381,220)
Transfers in and/or out of Level 3	—

Balance as of 12/31/08	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A38

EQUITY PORTFOLIO (continued)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (23.7% represents investments purchased with collateral from securities on loan)	25.7%
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	6.9
Communication Equipment	5.9
Biotechnology	5.6
Food & Staples Retailing	4.6
Food Products	3.9
Insurance	3.7
Energy Equipment & Services	3.3
Software	3.2
Computers & Peripherals	3.2
Media	3.1
Capital Markets	2.6
Household Products	2.5
Healthcare Providers & Services	2.4
Healthcare Equipment & Supplies	2.3
Construction	2.2
Internet Software & Services	2.1
Beverages	2.0
Multi-line Retail	1.7
Industrial Conglomerates	1.7
Diversified Financial Services	1.4
Aerospace & Defense	1.4
IT Services	1.4
Commercial Banks	1.4
Diversified Consumer Services	1.4
Multi-Utilities	1.3
Metals & Mining	1.3
Chemicals	1.1
Electric Utilities	1.1
Commercial Services & Supplies	1.1
Tobacco	1.0
Consumer Finance	1.0
Electronic Components	1.0
Building Materials	0.9
Semiconductors & Semiconductor Equipment	0.9
Wireless Telecommunication Services	0.9
Independent Power Producers & Energy Traders	0.9
Internet & Catalog Retail	0.8
Diversified Telecommunication Services	0.7
Financial – Bank & Trust	0.7
Life Science Tools & Services	0.7
Hotels, Restaurants & Leisure	0.6
Air Freight & Logistics	0.6
Transportation	0.5
Textiles, Apparel & Luxury Goods	0.5
Energy – Alternate Sources	0.5
Commercial Services	0.4
Auto Components	0.2

123.5
Liabilities in excess of other assets	(23.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A39

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments at value, including securities on loan of $565,214,365:
Unaffiliated investments (cost $2,910,669,945)	$2,465,030,096
Affiliated investments (cost $648,452,738)	648,452,738
Receivable for investments sold	6,852,551
Dividends and interest receivable	4,552,066
Receivable for Series shares sold	26,136
Prepaid expenses	35,852

Total Assets	3,124,949,439

LIABILITIES
Collateral for securities on loan	596,704,279
Payable for investments purchased	2,691,535
Payable to custodian	1,670,136
Payable for Series shares repurchased	1,240,172
Management fee payable	932,920
Accrued expenses and other liabilities	351,859
Deferred trustees’ fees	1,770
Affiliated transfer agent fees payable	933
Distribution fee payable	78
Administration fee payable	47

Total Liabilities	603,593,729

NET ASSETS	$2,521,355,710

Net assets were comprised of:
Paid-in capital	$3,420,816,845
Retained earnings	(899,461,135)

Net assets, December 31, 2008	$2,521,355,710

Class I:
Net asset value and redemption price per share, $2,520,985,725 / 153,673,372 outstanding shares of beneficial interest	$16.40

Class II:
Net asset value and redemption price per share, $369,985 / 22,466 outstanding shares of beneficial interest	$16.47

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $897,280 foreign withholding tax)	$55,161,588
Affiliated income from securities lending, net	3,427,623
Affiliated dividend income	2,139,421

60,728,632

EXPENSES
Management fee	16,189,920
Distribution fee—Class II	1,612
Administration fee—Class II	967
Custodian’s fees and expenses	577,000
Shareholders’ reports	356,000
Insurance expenses	62,000
Trustees’ fees	59,000
Legal fees and expenses	20,000
Audit fee	19,000
Commitment fee on syndicated credit agreement	18,000
Transfer agent’s fees and expenses (including affiliated expense of $5,000) (Note 4)	5,000
Miscellaneous	6,522

Total expenses	17,315,021

NET INVESTMENT INCOME	43,413,611

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(413,215,126)
Foreign currency transactions	(145,726)

(413,360,852)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,236,224,567)
Foreign currencies	9,114

(1,236,215,453)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,649,576,305)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,606,162,694)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$43,413,611	$51,836,584
Net realized gain (loss) on investment and foreign currency transactions	(413,360,852)	385,190,299
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,236,215,453)	(37,720,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,606,162,694)	399,306,294

DISTRIBUTIONS
Class I	(436,963,357)	(49,976,890)
Class II	(63,526)	(9,549)

TOTAL DISTRIBUTIONS	(437,026,883)	(49,986,439)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	31,235,697	29,826,206
Series shares issued in reinvestment of distributions	437,026,883	49,986,439
Series shares repurchased	(328,918,685)	(408,578,092)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	139,343,895	(328,765,447)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,903,845,682)	20,554,408
NET ASSETS:
Beginning of year	4,425,201,392	4,404,646,984

End of year	$2,521,355,710	$4,425,201,392

SEE NOTES TO FINANCIAL STATEMENTS.

A40

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 93.7%
COMMON STOCKS — 56.7%	Shares	Value (Note 2)

Aerospace & Defense — 2.0%
Boeing Co. (The)	176,000	$7,509,920
General Dynamics Corp.	206,000	11,863,540
Honeywell International, Inc.	17,300	567,959
Lockheed Martin Corp.	58,400	4,910,272
Northrop Grumman Corp.	236,700	10,660,968
Raytheon Co.	214,800	10,963,392
United Technologies Corp.	129,500	6,941,200

		53,417,251

Air Freight & Logistics — 0.2%
FedEx Corp.	21,700	1,392,055
Pacer International, Inc.	105,800	1,103,494
United Parcel Service, Inc. (Class B Stock)	70,200	3,872,232

		6,367,781

Airlines — 0.1%
Allegiant Travel Co.(a)	18,700	908,259
Continental Airlines, Inc. (Class B Stock)(a)(b)	148,800	2,687,328

		3,595,587

Auto Components — 0.3%
Fuel Systems Solutions, Inc.(a)(b)	95,800	3,138,408
Johnson Controls, Inc.	199,300	3,619,288

		6,757,696

Beverages — 1.3%
Coca-Cola Co. (The)(b)	383,400	17,356,518
Coca-Cola Enterprises, Inc.	162,600	1,956,078
Constellation Brands, Inc. (Class A Stock)(a)	67,500	1,064,475
Dr. Pepper Snapple Group, Inc.(a)	31,000	503,750
Pepsi Bottling Group, Inc.	64,200	1,445,142
PepsiAmericas, Inc.	16,900	344,084
PepsiCo, Inc.	225,920	12,373,638

		35,043,685

Biotechnology — 1.0%
Amgen, Inc.(a)(b)	325,408	18,792,312
Biogen Idec, Inc.(a)	129,800	6,182,374
Cubist Pharmaceuticals, Inc.(a)(b)	15,500	374,480

		25,349,166

Building Products
NCI Buildings Systems, Inc.(a)(b)	27,300	444,990

Capital Markets — 1.2%
Ameriprise Financial, Inc.	121,200	2,831,232
Bank of New York Mellon Corp. (The)	152,100	4,308,993
Charles Schwab Corp. (The)	121,000	1,956,570
Goldman Sachs Group, Inc. (The)	114,600	9,671,094
Morgan Stanley(b)	612,990	9,832,360
State Street Corp.	104,700	4,117,851

		32,718,100

Chemicals — 0.6%
Air Products and Chemicals, Inc.	61,900	3,111,713
Ashland, Inc.	203,000	2,133,530
Dow Chemical Co. (The)	432,200	6,521,898
Eastman Chemical Co.	15,200	481,992

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
Mosaic Co. (The)	75,100	$2,598,460
Nalco Holdings Co.	94,100	1,085,914
Rockwood Holdings, Inc.(a)	29,700	320,760
Solutia, Inc.(a)	24,500	110,250
Terra Industries, Inc.	36,900	615,123

		16,979,640

Commercial Banks — 1.6%
Bank of Hawaii Corp.	6,900	311,673
First Midwest Bancorp, Inc.	26,800	535,196
Huntington Bancshares, Inc.(b)	315,600	2,417,496
Oriental Financial Group, Inc. (Puerto Rico)	18,100	109,505
PNC Financial Services Corp.(b)	156,300	7,658,700
Regions Financial Corp.	137,300	1,092,908
SunTrust Banks, Inc.	70,000	2,067,800
Susquehanna Bancshares, Inc.	33,900	539,349
U.S. Bancorp	400,932	10,027,309
Wachovia Corp.	119,600	662,584
Webster Financial Corp.	53,600	738,608
Wells Fargo & Co.(b)	565,900	16,682,732

		42,843,860

Commercial Services & Supplies
Deluxe Corp.	51,000	762,960

Communications Equipment — 1.5%
Cisco Systems, Inc.(a)	1,249,300	20,363,590
Corning, Inc.	977,700	9,317,481
F5 Networks, Inc.(a)(b)	164,100	3,751,326
Harris Corp.	24,100	917,005
InterDigital, Inc.(a)(b)	23,800	654,500
QUALCOMM, Inc.	90,800	3,253,364

		38,257,266

Computers & Peripherals — 2.8%
Apple, Inc.(a)	84,300	7,195,005
Dell, Inc.(a)	982,300	10,058,752
Hewlett-Packard Co.	679,065	24,643,269
International Business Machines Corp.	314,400	26,459,904
Lexmark International, Inc. (Class A Stock)(a)	23,600	634,840
NCR Corp.(a)	20,700	292,698
QLogic Corp.(a)(b)	75,800	1,018,752
Synaptics, Inc.(a)	93,500	1,548,360
Western Digital Corp.(a)	163,200	1,868,640

		73,720,220

Construction & Engineering — 0.3%
Fluor Corp.	91,300	4,096,631
Jacobs Engineering Group, Inc.(a)	58,900	2,833,090

		6,929,721

Construction Materials
Headwaters, Inc.(a)(b)	82,900	559,575

Consumer Finance — 0.1%
American Express Co.	100,700	1,867,985
Capital One Financial Corp.(b)	23,200	739,848

		2,607,833

SEE NOTES TO FINANCIAL STATEMENTS.

A41

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)(a)	51,200	$3,922,944
H&R Block, Inc.	62,900	1,429,088
ITT Educational Services, Inc.(a)(b)	18,300	1,738,134
Jackson Hewitt Tax Service, Inc.	20,300	318,507
Regis Corp.	18,900	274,617
Weight Watchers International, Inc.	12,400	364,808

		8,048,098

Diversified Financial Services — 2.0%
Bank of America Corp.(b)	1,470,482	20,704,386
CIT Group, Inc.(b)	138,900	630,606
Citigroup, Inc.	1,833,762	12,304,543
Interactive Brokers Group, Inc. (Class A Stock)(a)(b)	30,400	543,856
JPMorgan Chase & Co.	590,194	18,608,817

		52,792,208

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	1,139,147	32,465,690
CenturyTel, Inc.	94,000	2,569,020
Embarq Corp.	26,900	967,324
Frontier Communications Corp.	64,500	563,730
Verizon Communications, Inc.	479,388	16,251,253
Windstream Corp.	732,000	6,734,400

		59,551,417

Electrical Equipment — 0.6%
Acuity Brands, Inc.	69,400	2,422,754
Emerson Electric Co.	338,100	12,377,841
Energy Conversion Devices, Inc.(a)(b)	27,300	688,233
Polypore International, Inc.(a)	42,000	317,520

		15,806,348

Electrical Utilities — 1.7%
American Electric Power Co., Inc.	311,100	10,353,408
DPL, Inc.	23,200	529,888
Duke Energy Corp.	62,000	930,620
Edison International	295,800	9,501,096
Entergy Corp.	61,400	5,104,182
Exelon Corp.	123,700	6,878,957
FirstEnergy Corp.	125,900	6,116,222
Pepco Holdings, Inc.	111,200	1,974,912
PPL Corp.	135,400	4,155,426

		45,544,711

Electronic Equipment & Instruments — 0.1%
Daktronics, Inc.(b)	32,000	299,520
Tyco Electronics Ltd. (Bermuda)	199,600	3,235,516

		3,535,036

Energy Equipment & Services — 1.0%
Complete Production Services, Inc.(a)	112,100	913,615
ENSCO International, Inc.	156,200	4,434,518
Halliburton Co.	239,800	4,359,564
Noble Corp.	220,300	4,866,427
Schlumberger Ltd. (Netherlands)	239,800	10,150,734
Superior Energy Services, Inc.(a)	45,200	720,036
Willbros Group, Inc. (Panama)(a)(b)	38,900	329,483

		25,774,377

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	18,100	$950,250
CVS Caremark Corp.	21,700	623,658
Kroger Co. (The)	350,900	9,267,269
Safeway, Inc.	386,100	9,177,597
SUPERVALU, Inc.	145,300	2,121,380
Sysco Corp.	174,600	4,005,324
Wal-Mart Stores, Inc.	355,300	19,918,118

		46,063,596

Food Products — 1.4%
Archer-Daniels-Midland Co.(b)	325,600	9,387,048
Bunge Ltd.	48,100	2,490,137
ConAgra Foods, Inc.	407,300	6,720,450
General Mills, Inc.	134,600	8,176,950
Kellogg Co.	54,500	2,389,825
Kraft Foods, Inc. (Class A Stock)	253,700	6,811,845

		35,976,255

Gas Utilities — 0.1%
ONEOK, Inc.	79,000	2,300,480

Healthcare Equipment & Supplies — 1.5%
American Medical Systems Holdings, Inc.(a)	84,100	756,059
Becton, Dickinson & Co.	155,900	10,662,001
Boston Scientific Corp.(a)	790,300	6,116,922
Covidien Ltd. (Bermuda)	203,900	7,389,336
Haemonetics Corp.(a)	3,900	220,350
Invacare Corp.	12,500	194,000
Medtronic, Inc.	442,300	13,897,066
Varian Medical Systems, Inc.(a)(b)	24,300	851,472

		40,087,206

Healthcare Providers & Services — 1.3%
Coventry Health Care, Inc.(a)	198,200	2,949,216
Express Scripts, Inc.(a)	214,000	11,765,720
Humana, Inc.(a)(b)	259,100	9,659,248
McKesson Corp.	5,100	197,523
UnitedHealth Group, Inc.	106,400	2,830,240
WellPoint, Inc.(a)(b)	133,600	5,628,568

		33,030,515

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	204,600	4,975,872
Domino’s Pizza, Inc.(a)	13,400	63,114
International Speedway Corp. (Class A Stock)	14,200	407,966
McDonald’s Corp.	111,300	6,921,747
Royal Caribbean Cruises Ltd.	336,500	4,626,875
WMS Industries, Inc.(a)	27,800	747,820
Wyndham Worldwide Corp.	75,400	493,870
Yum! Brands, Inc.	132,600	4,176,900

		22,414,164

Household Durables — 0.4%
Harman International Industries, Inc.(b)	115,800	1,937,334
Jarden Corp.(a)(b)	192,800	2,217,200
Leggett & Platt, Inc.	344,200	5,228,398

		9,382,932

SEE NOTES TO FINANCIAL STATEMENTS.

A42

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.2%
Colgate-Palmolive Co.	193,300	$13,248,782
Kimberly-Clark Corp.	197,900	10,437,246
Procter & Gamble Co.	557,005	34,434,049

		58,120,077

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)(b)	551,900	4,547,656

Industrial Conglomerates — 1.4%
3M Co.	71,500	4,114,110
General Electric Co.	1,496,200	24,238,440
Tyco International Ltd. (Bermuda)	354,700	7,661,520

		36,014,070

Insurance — 1.8%
Aflac, Inc.(b)	240,100	11,006,184
Allstate Corp. (The)	306,900	10,054,044
American Financial Group, Inc.	118,500	2,711,280
Assurant, Inc.(b)	171,200	5,136,000
Chubb Corp. (The)	13,500	688,500
CNA Financial Corp.	20,600	338,664
Delphi Financial Group, Inc. (Class A Stock)	22,100	407,524
Loews Corp.	126,900	3,584,925
MBIA, Inc.(b)	451,900	1,839,233
MetLife, Inc.	67,200	2,342,592
Platinum Underwriters Holdings Ltd. (Bermuda)	83,000	2,994,640
Travelers Cos, Inc. (The)	94,900	4,289,480
XL Capital Ltd. (Class A Stock)	143,800	532,060

		45,925,126

Internet & Catalog Retail — 0.1%
Expedia, Inc.(a)	285,000	2,348,400
PetMed Express, Inc.(a)	32,400	571,212

		2,919,612

Internet Software & Services — 0.9%
EarthLink, Inc.(a)(b)	377,800	2,553,928
eBay, Inc.(a)	593,900	8,290,844
Google, Inc. (Class A Stock)(a)	40,400	12,429,060

		23,273,832

IT Services — 0.3%
Accenture Ltd. (Class A Stock) (Bermuda)	132,100	4,331,559
Automatic Data Processing, Inc.	85,000	3,343,900
Convergys Corp.(a)	151,200	969,192

		8,644,651

Leisure Equipment & Products
Jakks Pacific, Inc.(a)	15,000	309,450

Life Sciences, Tools & Services
Life Technologies Corp.(a)	52,536	1,224,614

Machinery — 0.5%
AGCO Corp.(a)	59,800	1,410,682
Bucyrus International, Inc.	125,300	2,320,556
Crane Co.	14,200	244,808
Cummins, Inc.	57,000	1,523,610
Deere & Co.	109,700	4,203,704
Flowserve Corp.	44,500	2,291,750

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Illinois Tool Works, Inc.	9,800	$343,490
Titan International, Inc.	63,700	525,525

		12,864,125

Media — 1.3%
CBS Corp. (Class B Stock)	362,019	2,964,936
Comcast Corp. (Class A Stock)	40,673	686,560
DIRECTV Group, Inc.(a)(b)	362,700	8,309,457
DISH Network Corp. (Class A Stock)(a)	180,300	1,999,527
Gannett Co., Inc.(b)	689,800	5,518,400
Liberty Media Corp. (Class A Stock)(a)	161,300	2,819,524
Meredith Corp.(b)	43,400	743,008
Time Warner, Inc.	409,800	4,122,588
Walt Disney Co. (The)	272,500	6,183,025

		33,347,025

Metals & Mining — 0.7%
AK Steel Holding Corp.	512,000	4,771,840
Century Aluminum Co.(a)	203,000	2,030,000
Cliffs Natural Resources, Inc.(b)	23,100	591,591
Newmont Mining Corp.	154,800	6,300,360
Reliance Steel & Aluminum Co.	13,700	273,178
United States Steel Corp.(b)	126,200	4,694,640

		18,661,609

Multiline Retail — 0.1%
Big Lots, Inc.(a)(b)	103,100	1,493,919

Multi-Utilities — 0.8%
Centerpoint Energy, Inc.	153,800	1,940,956
CMS Energy Corp.(b)	188,300	1,903,713
Dominion Resources, Inc.	30,500	1,093,120
NiSource, Inc.	147,900	1,622,463
Public Service Enterprise Group, Inc.	337,400	9,841,958
Sempra Energy	79,500	3,389,085

		19,791,295

Office Electronics — 0.2%
Xerox Corp.	630,100	5,021,897

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	36,700	2,735,251
Chevron Corp.	348,256	25,760,496
ConocoPhillips (Class B Stock)	399,634	20,701,041
CONSOL Energy, Inc.	35,900	1,026,022
Devon Energy Corp.	57,700	3,791,467
Encore Acquisition Co.(a)	7,000	178,640
EOG Resources, Inc.	7,900	525,982
Exxon Mobil Corp.	837,416	66,850,920
Forest Oil Corp.(a)	105,900	1,746,291
Foundation Coal Holdings, Inc.	42,100	590,242
Marathon Oil Corp.	249,400	6,823,584
Mariner Energy, Inc.(a)	64,100	653,820
McMoRan Exploration Co.(a)	144,500	1,416,100
Murphy Oil Corp.	120,200	5,330,870
Newfield Exploration Co.(a)	45,900	906,525
Occidental Petroleum Corp.	34,000	2,039,660
Overseas Shipholding Group, Inc.	15,300	644,283

SEE NOTES TO FINANCIAL STATEMENTS.

A43

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	344,100	$7,828,275
Southwestern Energy Co.(a)	248,600	7,201,942
Tesoro Petroleum Corporation	84,300	1,110,231
Valero Energy Corp.	272,300	5,892,572
Western Refining, Inc.(b)	106,100	823,336

		164,577,550

Paper & Forest Products
MeadWestvaco Corp.	37,200	416,268

Pharmaceuticals — 5.0%
Abbott Laboratories	273,600	14,602,032
Allergan, Inc.	72,200	2,911,104
Bristol-Myers Squibb Co.	435,200	10,118,400
Eli Lilly & Co.	395,400	15,922,758
Forest Laboratories, Inc.(a)	179,600	4,574,412
Johnson & Johnson	408,498	24,440,435
Medicines Co. (The)(a)(b)	56,600	833,718
Merck & Co., Inc.	632,300	19,221,920
Pfizer, Inc.(b)	1,556,165	27,559,682
Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	42,800	620,600
Wyeth	263,400	9,880,134

		130,685,195

Real Estate Investment Trusts — 0.3%
Brandywine Realty Trust	278,400	2,146,464
CBL & Associates Properties, Inc.(b)	203,900	1,325,350
Colonial Properties Trust	87,300	727,209
First Industrial Realty Trust, Inc.	58,200	439,410
Host Hotels & Resorts, Inc.	248,500	1,881,145
Pennsylvania Real Estate Investment Trust(b)	105,800	788,210
Sunstone Hotel Investors, Inc.	152,200	942,118

		8,249,906

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)	165,600	715,392

Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.(b)	79,800	6,041,658
Norfolk Southern Corp.(b)	226,000	10,633,300
Ryder System, Inc.	69,100	2,679,698
Union Pacific Corp.(b)	105,500	5,042,900

		24,397,556

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	37,900	720,858
Broadcom Corp. (Class A Stock)(a)	73,600	1,248,992
Integrated Device Technology, Inc.(a)	35,000	196,350
Intel Corp.(b)	1,192,500	17,482,050
Silicon Laboratories, Inc.(a)(b)	90,800	2,250,024
Texas Instruments, Inc.	25,900	401,968
Volterra Semiconductor Corp.(a)(b)	48,500	346,775

		22,647,017

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — 2.2%
Adobe Systems, Inc.(a)	208,700	$4,443,223
Factset Research Systems, Inc.(b)	43,300	1,915,592
Microsoft Corp.	1,858,200	36,123,408
Oracle Corp.(a)	233,300	4,136,409
Quest Software, Inc.(a)	42,000	528,780
Symantec Corp.(a)(b)	719,300	9,724,936

		56,872,348

Specialty Retail — 0.6%
Aeropostale, Inc.(a)	18,900	304,290
Gap, Inc. (The)	241,500	3,233,685
Gymboree Corp.(a)(b)	52,000	1,356,680
Home Depot, Inc.	286,950	6,605,589
Ltd. Brands, Inc.	111,300	1,117,452
Rent-A-Center, Inc.(a)	82,600	1,457,890
TJX Cos., Inc.(b)	75,600	1,555,092
Tractor Supply Co.(a)	35,400	1,279,356

		16,910,034

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(a)	455,600	9,462,812
Jones Apparel Group, Inc.	262,700	1,539,422
Polo Ralph Lauren Corp.	47,100	2,138,811

		13,141,045

Tobacco — 1.1%
Altria Group, Inc.	706,100	10,633,866
Philip Morris International, Inc.	251,200	10,929,712
Reynolds American, Inc.	148,500	5,986,035

		27,549,613

Trading Companies & Distributors — 0.1%
WESCO International, Inc.(a)	100,800	1,938,384

TOTAL COMMON STOCKS (cost $1,745,160,944)		1,486,921,940

PREFERRED STOCK
Banking
JPMorgan Chase Capital XXVI (cost $700,000)	28,000	685,720

	Units
RIGHTS
Diversified Financial Services
Fortis (cost $0)	8,208	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS — 36.4%	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.75%	08/15/10	$2,150	$2,137,350
Boeing Capital Corp., Sr. Unsec. Notes	A2	6.10%	03/01/11	925	936,596
Goodrich Corp., Sr. Unsec. Notes	Baa2	6.80%	07/01/36	848	905,371
Raytheon Co., Sr. Unsec. Notes	Baa1	5.50%	11/15/12	595	601,467

					4,580,784

Airlines — 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B1	6.817%	05/23/11	2,520	1,612,800
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	292	213,047
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	486	308,716
Southwest Airlines Co., Sr. Unsec. Notes	Baa1	6.50%	03/01/12	1,005	940,672

					3,075,235

Asset Backed Securities — 0.5%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(g)	Baa1	1.665%	03/15/12	1,170	987,854
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(g)	Baa1	1.695%	02/15/12	60	51,584
Amortizing Residential Collateral Trust, Ser. 2002-BC7 M2(g)	CCC(f)	1.8213%	10/25/32	107	10,534
Amortizing Residential Collateral Trust, Ser. 2002-BC9 M1(g)	A1	2.1212%	12/25/32	2,212	1,191,083
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(g)	Baa2	1.595%	01/15/16	3,209	1,152,721
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(g)	Baa2	2.1212%	03/25/33	642	383,332
Centex Home Equity, Ser. 2005-A, Class M2(g)	Aa2	0.971%	01/25/35	1,790	1,170,473
Citibank Credit Card Insurance Trust, Ser. 2006-C1, Class C1(g)	Baa2	0.908%	02/20/15	1,350	624,547
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	Aaa	5.12%	07/25/35	864	799,458
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.70%	07/25/34	1,280	899,203
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(g)	A2	.991%	06/25/36	1,450	630,016
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(g)	Aa1	0.998%	01/20/35	451	289,064
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.00%	02/15/12	1,830	1,835,645
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(g)	A2	2.1212%	03/25/34	522	364,165
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(g)	Aa2	1.3713%	07/25/32	1,329	734,134
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(g)	B(f)	2.7962%	04/25/32	361	207,428
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(g)	Aaa	1.7462%	09/25/32	1,009	599,220
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(g)	Aa2	0.911%	10/25/35	1,170	521,518
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(g)	Aa2	0.981%	02/25/34	1,325	777,223
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(g)	B2	0.721%	05/25/36	1,100	385,983
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	502	419,242

					14,034,427

Automotive
Johnson Controls, Inc., Sr. Unsec. Notes	A3	5.50%	01/15/16	245	189,860

Banking — 1.4%
Banco Bradesco (Cayman Islands), Sr. Sub. Notes	A2	8.75%	10/24/13	1,760	1,936,000
Bank of America Corp., Jr. Sub. Notes(g)	A1	8.00%	12/29/49	2,200	1,582,434
Bank of America Corp., Sub. Notes	A1	5.75%	08/15/16	1,775	1,658,947
Bank of America NA, Sub. Notes	Aa1	5.30%	03/15/17	930	883,059
Bank of America NA, Sub. Notes	Aa1	6.00%	10/15/36	410	435,331
Bank One Corp., Sub. Notes	Aa3	7.875%	08/01/10	2,250	2,358,337
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa2	5.30%	10/30/15	515	495,481
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa2	6.40%	10/02/17	330	342,929
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa2	7.25%	02/01/18	1,175	1,287,631
Capital One Bank Corp., Sr. Sub. Notes	A3	6.50%	06/13/13	20	17,822
Capital One Financial Corp., Sr. Unsec. Notes, M.T.N.	A3	5.70%	09/15/11	600	559,504

SEE NOTES TO FINANCIAL STATEMENTS.

A45

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Citigroup, Inc., Jr. Sub. Notes(b)(g)	Baa2	8.40%	04/29/49	$1,900	$1,254,551
Citigroup, Inc., Sr. Unsec. Notes(b)	A2	6.875%	03/05/38	520	591,701
Citigroup, Inc., Sub. Notes	A3	5.00%	09/15/14	454	399,330
Citigroup, Inc., Sub. Notes	A3	6.125%	08/25/36	570	510,603
Citigroup, Inc., Sub. Notes	A3	5.625%	08/27/12	2,800	2,624,795
Countrywide Financial Corp., Gtd. Notes, M.T.N.	Aa2	5.80%	06/07/12	1,190	1,159,837
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa1	5.125%	03/16/37	1,380	999,290
First Union National Bank, Sub. Notes	Aa3	7.80%	08/18/10	2,100	2,084,266
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes	A1	5.45%	11/01/12	600	572,345
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,022,302
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.45%	05/01/36	1,615	1,254,214
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%	10/01/37	104	84,434
HSBC Bank USA, Sr. Unsec. Notes	Aa2	3.875%	09/15/09	250	249,577
ICICI Bank Ltd. (India), Notes, 144A(g)	Baa2	5.29%	01/12/10	2,385	1,973,588
ICICI Bank Ltd. (Singapore), Bonds, 144A	Baa2	5.75%	11/16/10	1,410	1,198,035
JPMorgan Chase & Co., Sub. Notes	Aa3	6.50%	01/15/09	1,100	1,099,780
JPMorgan Chase & Co., Jr. Sub. Notes(b)(g)	A1	7.90%	04/29/49	2,000	1,663,660
Morgan Stanley, Sr. Unsec. Notes	A2	5.30%	03/01/13	265	240,326
Morgan Stanley, Sr. Unsec. Notes	A2	5.45%	01/09/17	1,045	861,375
Morgan Stanley, Sr. Unsec. Notes, M.T.N.(b)	A2	5.75%	10/18/16	1,300	1,092,355
Morgan Stanley, Sr. Unsec. Notes, M.T.N.	A2	5.95%	12/28/17	620	514,588
MUFG Capital Finance 1 Ltd., (Cayman Islands), Gtd. Notes(g)	A2	6.346%	07/25/49	800	557,378
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes	Aa2	7.625%	09/14/10	695	678,830
Wells Fargo Bank, Sub. Notes	Aa1	4.75%	02/09/15	585	592,131
Wells Fargo Bank, Sub. Notes	Aa1	6.45%	02/01/11	65	67,375
Wells Fargo Capital XIII, Bank Gtd. Notes, M.T.N.(g)	Aa2	7.70%	12/26/49	1,000	825,311

					35,729,452

Brokerage — 0.2%
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.(k)	NR	6.875%	05/02/18	700	66,500
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.(k)	NR	5.25%	02/06/12	1,715	162,925
Lehman Brothers Holdings, Inc., Sub. Notes(k)	NR	6.50%	07/19/17	582	58
Merrill Lynch & Co., Inc., Notes, M.T.N.(b)	A2	6.875%	04/25/18	980	1,025,105
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, M.T.N.(b)	A2	4.25%	02/08/10	1,170	1,143,608
Merrill Lynch & Co., Inc., Sr. Unsec. Notes	A2	4.79%	08/04/10	295	286,808
Merrill Lynch & Co., Inc., Sr. Unsec. Notes	A2	6.40%	08/28/17	35	35,065
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, M.T.N.	A2	5.00%	01/15/15	615	593,189
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, M.T.N	A2	5.77%	07/25/11	520	513,826

					3,827,084

Building Materials & Construction
Hanson PLC (United Kingdom), Gtd. Notes	Ba3	7.875%	09/27/10	1,000	403,862
Lafarge SA (France), Sr. Unsec. Notes	Baa2	6.15%	07/15/11	910	792,320

					1,196,182

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes	Baa2	9.455%	11/15/22	255	285,691
Comcast Corp., Gtd. Notes	Baa2	6.50%	11/15/35	450	447,858
Comcast Corp., Gtd. Notes	Baa2	6.95%	08/15/37	65	68,448
Comcast Corp., Gtd. Notes	Baa2	6.45%	03/15/37	155	154,243
Cox Communications, Inc., Sr. Unsec. Notes, Class A	Baa3	6.75%	03/15/11	950	924,746
Cox Communications, Inc., Sr. Unsec. Notes, Class A	Baa3	7.875%	08/15/09	1,275	1,253,311
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	5.40%	07/02/12	2,510	2,343,706

					5,478,003

Capital Goods — 0.2%
American Standard, Inc., Gtd. Notes(b)	Baa3	7.625%	02/15/10	770	769,993
Caterpillar Financial Services Corp., Sr. Unsec. Notes, M.T.N.	A2	5.50%	03/15/16	825	785,062

SEE NOTES TO FINANCIAL STATEMENTS.

A46

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods (continued)
Caterpillar, Inc., Sr. Unsec. Notes	A2	7.25%	09/15/09	$700	$712,737
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	5.80%	10/15/12	460	384,803
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	6.375%	10/15/17	1,302	903,604
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	7.00%	10/15/37	380	209,295
FedEx Corp., Gtd. Notes	Baa2	7.25%	02/15/11	400	406,352
General Electric Co., Sr. Unsec. Notes	Aaa	5.25%	12/06/17	200	199,389
United Technologies Corp., Sr. Unsec. Notes	A2	6.35%	03/01/11	825	872,312

					5,243,547

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec. Notes	Baa1	5.97%	01/15/09	390	390,010
Dow Chemical Co. (The), Sr. Unsec. Notes	Baa1	6.125%	02/01/11	685	685,930
Huntsman LLC, Sec. Notes	Ba1	11.625%	10/15/10	2,000	1,749,999
ICI Wilmington, Inc., Gtd. Notes	A3	5.625%	12/01/13	720	694,150
Lubrizol Corp., Gtd. Notes	Baa2	4.625%	10/01/09	860	844,726
Monsanto Co., Sr. Unsec. Notes	A2	5.875%	04/15/38	605	648,841
PPG Industries, Inc., Sr. Unsec. Notes	A3	5.75%	03/15/13	3,500	3,461,275
Union Carbide Corp., Sr. Unsec. Notes	Ba2	7.50%	06/01/25	460	378,317

					8,853,248

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(g)	Aaa	4.443%	02/25/35	1,189	788,851
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(g)	Aaa	4.386%	03/25/35	890	544,197
Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Aaa	6.00%	01/25/36	3,495	2,723,606
Chase Mortgage Finance Corp., Ser. 2007-A1 Class 1A5(g)	Aaa	4.884%	02/25/37	2,968	2,265,336
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,236	1,127,302
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(g)	Aaa	4.066%	07/25/35	2,317	1,685,276
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.00%	04/25/19	428	396,292
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(g)	Aaa	5.365%	02/25/34	775	481,553
Washington Mutual Alternative Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	484	388,438

					10,400,851

Commercial Mortgage Backed Securities — 3.6%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(g)	AAA(f)	4.873%	03/11/41	2,500	2,286,029
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,570,049
Banc of America Commercial Mortgage, Inc, Ser. 2005-1, Class ASB(g)	AAA(f)	4.967%	11/10/42	798	677,037
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.60%	07/10/46	3,700	2,632,833
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(g)	Aaa	5.658%	06/10/49	5,900	4,659,066
Bear Stearns Commercial Mortgage Securities, Ser.2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	1,775	1,406,826
Bear Stearns Commercial Mortgage Securities, Ser.2005-T20, Class AAB, I/O(g)	Aaa	5.135%	10/12/42	2,400	1,966,192
Commercial Mortgage Load Trust, Ser. 2008-LS1, Class A2(g)	Aaa	6.0197%	12/10/49	2,200	1,736,997
Commercial Mortgage Pass-Through Certificates, I/O, Ser. 2004-LB2A, Class X2, 144A(g)	AAA(f)	0.852%	03/10/39	9,090	135,208
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(g)	A-(f)	5.44%	09/15/30	890	790,206
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	800,940
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,276,137
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(g)	AAA(f)	5.10%	08/15/38	6,800	5,564,461
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(g)	AAA(f)	5.552%	02/15/39	2,700	2,192,242
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(g)	AAA(f)	5.82%	05/15/46	2,200	1,441,918
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(f)	7.62%	06/10/33	2,588	2,589,995
General Electric Capital Commercial Mortgage Corp., I/O Ser. 2004-C2, Class X2, 144A(g)	Aaa	0.532%	03/10/40	17,687	195,015
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	2,720	2,205,055

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Mortgage Backed Securities (continued)
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	$9,550	$7,848,220
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(g)	AAA(f)	5.587%	04/10/38	6,650	5,157,541
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,200	3,527,562
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	5,171,231
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	2,971,468
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(g)	Aaa	0.066%	04/15/43	130,647	426,314
JPMorgan Commercial Mortgage Finance Corp., Ser. 2000-C10, Class A2(g)	Aaa	7.371%	08/15/32	7,402	7,385,356
JPMorgan Commercial Mortgage Finance Corp., Ser. 2003-CB6, Class A2(g)	Aaa	5.255%	07/12/37	2,100	1,903,536
KeyCorp., Ser. 2000-C1, Class A2(g)	Aaa	7.727%	05/17/32	7,783	7,782,954
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.83%	11/15/27	1,460	1,349,060
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(g)	AAA(f)	4.826%	08/15/29	3,910	3,484,850
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	2,690,313
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,782,652
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)	Aaa	5.9093%	06/12/46	1,795	1,438,181
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(g)	AAA(f)	5.772%	10/15/42	2,600	2,134,096
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	3,291,701
Morgan Stanley Capital I, Ser. 2007-T27, AAB(g)	AAA(f)	5.65%	06/11/42	1,105	826,521

					94,297,762

Consumer — 0.1%
Avon Products, Inc., Sr. Unsec. Notes	A2	5.75%	03/01/18	1,500	1,411,330
Newell Rubbermaid, Inc., Sr. Unsec. Notes	Baa2	6.25%	04/15/18	1,700	1,367,477
Whirlpool Corp., Sr. Unsec. Notes	Baa2	6.125%	06/15/11	965	859,305

					3,638,112

Electric — 0.8%
Appalachian Power Co., Sr. Unsec. Notes, Ser. J	Baa2	4.40%	06/01/10	620	606,697
Arizona Public Service Co., Sr. Unsec. Notes	Baa2	6.25%	08/01/16	175	140,713
Arizona Public Service Co., Sr. Unsec. Notes	Baa2	6.375%	10/15/11	1,305	1,228,427
Baltimore Gas & Electric Co., Sr. Unsec. Notes	Baa2	6.35%	10/01/36	550	452,640
Carolina Power & Light Co., First Mtge. Bonds	A2	5.25%	12/15/15	525	532,601
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2	Baa2	5.70%	03/15/13	740	704,274
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. K2	Baa2	6.95%	03/15/33	590	542,463
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	5.375%	12/15/15	730	716,526
Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes	A1	6.75%	04/01/38	200	213,693
Consumers Energy Co., First Mtge. Bonds, Ser. B	Baa1	5.375%	04/15/13	325	319,841
Dominion Resources, Inc., Sr. Unsec. Notes, Ser. D	Baa2	5.125%	12/15/09	970	967,865
Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.05%	04/15/38	550	603,356
Duke Energy Carolinas LLC, Sr. Unsec. Notes	A3	6.10%	06/01/37	960	1,008,494
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.65%	04/30/38	890	826,670
El Paso Electric Co., Sr. Unsec. Notes	Baa2	6.00%	05/15/35	670	459,264
Empresa Nacional de Electricidad S.A. (Chile), Unsec. Notes, Ser. B	Baa3	8.50%	04/01/09	1,070	1,088,053
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,295	1,400,884
Energy East Corp., Sr. Unsec. Notes	Baa2	6.75%	09/15/33	145	116,604
Exelon Corp., Sr. Unsec. Notes	Baa1	4.90%	06/15/15	155	127,074
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.95%	10/01/33	295	326,139
Georgia Power Co., Sr. Unsec. Notes	A2	5.70%	06/01/17	495	494,969
Indiana Michigan Power Co., Sr. Unsec. Notes	Baa2	5.05%	11/15/14	460	414,377
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.75%	04/01/18	205	199,968
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.95%	05/15/37	300	272,026

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
National Rural Utilities Cooperative Finance Corp., Sr. Unsec. Notes, Ser. C, M.T.N.	A2	7.25%	03/01/12	$185	$190,480
Nevada Power Co., Mtge. Bonds, Ser. O	Baa3	6.50%	05/15/18	1,260	1,212,957
NiSource Finance Corp., Gtd. Notes	Baa3	5.25%	09/15/17	245	148,513
NiSource Finance Corp., Gtd. Notes	Baa3	5.45%	09/15/20	350	187,457
NSTAR Electric Co., Sr. Unsec. Notes	A1	4.875%	04/15/14	565	565,610
Oncor Electric Delivery Co., Sr. Sec. Notes	Baa3	6.375%	01/15/15	345	330,463
Oncor Electric Delivery Co., Sr. Sec. Notes	Baa3	7.00%	09/01/22	475	443,844
Pacific Gas & Electric Co., Sr. Unsec. Notes	A3	6.05%	03/01/34	1,550	1,646,190
PPL Electric Utilities Corp., Sr. Sec. Notes	A3	6.25%	08/15/09	1,500	1,508,639
Public Service Co. of New Mexico, Sr. Unsec. Notes	Baa3	7.95%	05/15/18	140	113,926
Public Service Electric & Gas Co., Sec. Notes M.T.N.	A3	5.80%	05/01/37	535	500,682
Southern California Edison Co., First Mtge. Bonds	A2	4.65%	04/01/15	470	468,711
Xcel Energy, Inc., Sr. Unsec. Notes	Baa1	5.613%	04/01/17	199	176,209
Xcel Energy, Inc., Sr. Unsec. Notes	Baa1	6.50%	07/01/36	445	408,564

					21,665,863

Energy - Integrated — 0.1%
ConocoPhillips, Sr. Unsec. Notes	A1	8.75%	05/25/10	1,505	1,586,171
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.50%	07/18/16	1,425	741,000

					2,327,171

Energy - Other — 0.2%
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	247,748
Halliburton Co., Sr. Unsec. Notes	A2	5.50%	10/15/10	150	153,207
Nexen, Inc. (Canada), Sr. Unsec. Notes	Baa2	6.40%	05/15/37	200	156,496
Pioneer Natural Resources Co., Sr. Unsec. Notes	Ba1	6.875%	05/01/18	1,500	1,049,103
Valero Energy Corp., Sr. Unsec. Notes	Baa2	6.625%	06/15/37	255	187,553
Weatherford International, Inc., Gtd. Notes	Baa1	6.35%	06/15/17	970	827,833
Western Oil Sands, Inc. (Canada), Sr. Sec. Notes	Baa1	8.375%	05/01/12	360	343,671
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00%	11/15/13	1,315	1,316,006
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	6.25%	08/01/17	585	561,762

					4,843,379

Foods — 0.5%
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.35%	04/15/14	1,040	746,112
Cargill, Inc., Sr. Unsec. Notes, 144A	A2	3.625%	03/04/09	1,875	1,872,746
Cargill, Inc., Sr. Unsec. Notes, 144A	A2	6.00%	11/27/17	670	600,752
ConAgra Foods, Inc., Sr. Unsec. Notes	Baa2	7.875%	09/15/10	430	444,941
Delhaize Group (Belgium), Sr. Unsec. Notes(b)	Baa3	6.50%	06/15/17	480	435,837
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.75%	10/23/17	1,005	972,439
Dr Pepper Snapple Group, Inc., Gtd. Notes, 144A	Baa3	6.82%	05/01/18	510	503,040
General Mills, Inc., Sr. Unsec. Notes	Baa1	6.00%	02/15/12	1,050	1,089,236
Kellogg Co., Sr. Unsec. Notes, Ser. B	A3	6.60%	04/01/11	1,875	1,962,373
Kroger Co. (The), Gtd. Notes	Baa2	6.75%	04/15/12	45	45,421
Kroger Co. (The), Gtd. Notes	Baa2	6.80%	04/01/11	670	691,782
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.	A3	6.30%	03/01/38	1,185	1,307,061
Tricon Global Restaurants, Sr. Unsec. Notes.	Baa3	8.875%	04/15/11	180	182,320
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85%	04/01/16	735	543,900
Whitman Corp., Sr. Unsec. Notes	Baa1	6.375%	05/01/09	1,530	1,537,280

					12,935,240

Foreign Government Bonds — 0.2%
DP World Ltd., Bonds, 144A	A1	6.85%	07/02/37	1,680	865,314
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A	Aaa	4.10%	12/17/13	2,345	2,421,119
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625%	12/01/23	350	343,420

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foreign Government Bonds (continued)
Quebec Province (Canada), Sr. Unsec. Notes	Aa2	5.75%	02/15/09	$500	$501,123
RSHB Capital SA for OJSC Russian Agricultural Bank, (Russia) Sr. Sec. Notes, 144A	A3	6.299%	05/15/17	2,190	1,248,300

					5,379,276

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes	Caa3	5.50%	07/01/10	625	396,875

Healthcare & Pharmaceutical 0.5%
Abbott Laboratories, Sr. Unsec. Notes(e)	A1	5.875%	05/15/16	1,145	1,240,112
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	856,725
AstraZeneca PLC (United Kingdom), Sr. Unsec. Notes	A1	6.45%	09/15/37	495	562,657
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.00%	10/15/17	1,150	1,134,482
Genentech, Inc., Sr. Unsec. Notes	A1	4.75%	07/15/15	280	281,698
GlaxoSmithKline Capital, Inc., Gtd. Notes(e)	A1	5.65%	05/15/18	810	850,766
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	982,956
HCA, Inc., Sr. Sec. Notes	B2	9.25%	11/15/16	1,925	1,766,187
Laboratory Corp. of America Holdings, Sr. Unsec. Notes	Baa3	5.625%	12/15/15	580	488,143
Merck & Co., Inc., Sr. Unsec. Notes	Aa3	5.75%	11/15/36	110	115,833
Merck & Co., Inc., Sr. Unsec. Notes	Aa3	5.95%	12/01/28	165	175,730
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	5.55%	12/01/13	720	725,265
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.00%	09/15/17	884	875,080
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.55%	09/15/37	340	342,731
Teva Pharmaceutical Finance LLC, Gtd. Notes	Baa2	6.15%	02/01/36	120	118,637
Wyeth, Sr. Unsec. Notes	A3	5.95%	04/01/37	1,715	1,904,141
Wyeth, Sr. Unsec. Notes	A3	5.50%	03/15/13	1,210	1,232,528
Wyeth, Sr. Unsec. Notes	A3	6.45%	02/01/24	60	67,663

					13,721,334

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec. Notes	A3	5.75%	06/15/11	390	380,960
Aetna, Inc., Sr. Unsec. Notes	A3	6.625%	06/15/36	515	428,701
Cigna Corp., Sr. Unsec. Notes	Baa2	6.15%	11/15/36	670	509,804
Coventry Health Care, Inc., Sr. Unsec. Notes	Ba1	6.125%	01/15/15	2,290	1,360,570
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	5.25%	03/15/11	1,350	1,269,356
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.00%	06/15/17	195	175,583
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.50%	06/15/37	420	352,528
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.625%	11/15/37	420	354,034
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	6.875%	02/15/38	445	389,646
Wellpoint, Inc., Sr. Unsec. Notes	Baa1	5.00%	12/15/14	860	747,008

					5,968,190

Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs., 144A(b)(g)	Baa1	8.175%	05/15/58	890	346,232
American International Group, Inc., Jr. Sub. Notes	Baa1	6.25%	03/15/37	420	156,984
American International Group, Inc., Sr. Unsec. Notes	A3	4.25%	05/15/13	1,080	795,946
American International Group, Inc., Sr. Unsec. Notes	A3	5.05%	10/01/15	180	120,703
American International Group, Inc., Sr. Unsec. Notes, M.T.N.	A3	5.85%	01/16/18	1,660	1,112,672
AXA SA (France), Sub. Notes	A3	8.60%	12/15/30	155	101,491
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	4.75%	05/15/12	440	451,672
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.00%	03/15/34	850	504,571
Lincoln National Corp., Sr. Unsec. Notes	A3	6.30%	10/09/37	492	298,826
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes	Baa2	5.15%	09/15/10	265	257,958
MetLife, Inc., Sr. Unsec. Notes	A2	5.70%	06/15/35	1,020	830,612
MetLife, Inc., Sr. Unsec. Notes	A2	6.125%	12/01/11	335	330,425
MetLife, Inc., Sr. Unsec. Notes	A2	6.375%	06/15/34	400	331,124
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes	A2	6.75%	06/20/36	685	713,119

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Insurance (continued)
W.R. Berkley Corp., Sr. Unsec. Notes	Baa2	5.60%	05/15/15	$555	$465,009
W.R. Berkley Corp., Sr. Unsec. Notes	Baa2	6.15%	08/15/19	460	417,383
XL Capital Ltd. (Cayman Islands), Sr. Unsec. Notes	Baa2	5.25%	09/15/14	85	47,204

					7,281,931

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes	Baa3	6.25%	02/15/13	1,645	1,135,050
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes	Baa3	6.75%	05/15/18	2,800	1,540,000

					2,675,050

Media & Entertainment — 0.1%
Time Warner, Inc., Gtd. Notes	Baa2	6.75%	04/15/11	640	624,879
Time Warner, Inc., Gtd. Notes	Baa2	7.25%	10/15/17	790	725,074
Time Warner, Inc., Sr. Unsec. Notes	Baa2	9.15%	02/01/23	505	538,584
Viacom, Inc., Sr. Unsec. Notes	Baa3	6.75%	10/05/37	295	227,381
Viacom, Inc., Sr. Unsec. Notes	Baa3	6.875%	04/30/36	605	478,118

					2,594,036

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec. Notes	BBB(f)	4.50%	05/15/13	115	84,303
Alcan, Inc. (Canada), Sr. Unsec. Notes	BBB(f)	5.00%	06/01/15	600	444,283
Alcoa, Inc., Sr. Unsec. Notes	Baa1	5.90%	02/01/27	70	46,045
Rio Tinto Finance USA Ltd. (Luxembourg), Gtd. Notes	Baa1	5.875%	07/15/13	1,000	796,514
Southern Copper Corp., Sr. Unsec. Notes	Baa2	7.50%	07/27/35	125	93,525
United States Steel Corp., Sr. Unsec. Notes	Baa3	5.65%	06/01/13	580	433,817

					1,898,487

Mortgage Backed Securities — 15.5%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	5,488	5,630,720
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	9,396	9,670,393
Federal Home Loan Mortgage Corp.		5.00%	TBA 30 YR	3,500	3,576,563
Federal Home Loan Mortgage Corp.(g)		5.222%	12/01/35	2,878	2,923,711
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-05/01/38	12,880	13,204,485
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	44,000	45,031,272
Federal Home Loan Mortgage Corp.(g)		5.525%	06/01/36	4,389	4,468,678
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	3,020	3,128,361
Federal Home Loan Mortgage Corp.		6.50%	12/01/14	290	300,848
Federal Home Loan Mortgage Corp.		7.00%	02/01/31-11/01/33	3,495	3,672,601
Federal National Mortgage Assn.		4.00%	06/01/19	1,706	1,733,820
Federal National Mortgage Assn.(g)		4.142%	07/01/33	823	827,737
Federal National Mortgage Assn.		4.50%	11/01/18-01/01/35	11,916	12,196,999
Federal National Mortgage Assn.		4.50%	TBA 15 YR	3,500	3,576,563
Federal National Mortgage Assn.		5.00%	10/01/18-05/01/38	21,267	21,763,440
Federal National Mortgage Assn.		5.00%	TBA 15 YR	250	256,562
Federal National Mortgage Assn.		5.00%	TBA 30 YR	48,000	49,005,024
Federal National Mortgage Assn.		5.50%	03/01/16-08/01/38	55,276	56,790,492
Federal National Mortgage Assn.		5.50%	TBA 15 YR	7,000	7,207,816
Federal National Mortgage Assn.		5.50%	TBA 30 YR	31,750	32,543,750
Federal National Mortgage Assn.(g)		5.894%	06/01/37	11,110	11,431,480
Federal National Mortgage Assn.		6.00%	04/01/13-01/01/38	26,508	27,380,241
Federal National Mortgage Assn.		6.00%	TBA 30 YR	40,200	41,380,874
Federal National Mortgage Assn.		6.50%	07/01/17-09/01/37	12,000	12,486,512
Federal National Mortgage Assn.		7.00%	08/01/11-06/01/32	904	954,980
Federal National Mortgage Assn.		7.50%	06/01/12-06/01/32	650	682,423
Government National Mortgage Assn.		5.50%	11/15/32-02/15/36	12,140	12,541,778
Government National Mortgage Assn.		6.00%	09/15/33-08/15/37	7,019	7,256,412
Government National Mortgage Assn.		6.00%	TBA 30 YR	8,000	8,252,496

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (continued)
Government National Mortgage Assn.		6.50%	02/15/24-07/15/35	$5,058	$5,303,530
Government National Mortgage Assn.		8.00%	01/15/24-04/15/25	172	183,000

					405,363,561

Non-Captive Finance — 0.5%
CIT Group Funding Co. (Canada), Gtd. Notes	Baa1	5.20%	06/01/15	680	477,396
General Electric Capital Corp., Sr. Unsec. Notes(b)	Aaa	5.625%	05/01/18	500	503,625
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.(b)	Aaa	5.875%	01/14/38	720	704,779
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aaa	5.55%	05/04/20	1,190	1,137,794
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aaa	4.375%	11/21/11	2,525	2,466,271
General Electric Capital Corp., Sr. Unsec. Notes, Ser. A, M.T.N	Aaa	6.125%	02/22/11	950	983,248
Household Finance Corp., Sr. Unsec. Notes	Aa3	4.75%	05/15/09	370	369,862
HSBC Finance Corp., Sr. Unsec. Notes	Aa3	5.70%	06/01/11	440	429,082
International Lease Finance Corp., Sr. Unsec. Notes	Baa1	3.50%	04/01/09	580	550,713
International Lease Finance Corp., Sr. Unsec. Notes(b)	Baa1	6.375%	03/25/13	1,850	1,256,698
SLM Corp., Sr. Unsec. Notes, M.T.N.	Baa2	8.45%	06/15/18	4,840	3,826,605

					12,706,073

Non-Corporate
Republic of Italy (Italy), Sr. Unsec. Notes, M.T.N.	A+(f)	5.375%	06/15/33	800	898,384

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	535	436,966

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec. Notes	Baa3	4.00%	10/15/09	1,680	1,645,367
Duke Energy Field Services LLC, Sr. Unsec. Notes	Baa2	7.875%	08/16/10	1,760	1,730,286
Enterprise Products Operating LP, Gtd. Notes	Baa3	4.625%	10/15/09	740	716,720
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	6.875%	03/01/33	140	107,318
Oneok Partners LP, Gtd. Notes	Baa2	6.65%	10/01/36	420	325,427
Sempra Energy, Sr. Unsec. Notes	Baa1	6.00%	02/01/13	90	86,405
Spectra Energy Capital LLC, Gtd. Notes	Baa1	6.20%	04/15/18	3,190	2,768,122
Spectra Energy Capital LLC, Sr. Unsec. Notes	Baa1	6.25%	02/15/13	235	223,601
TransCanada Pipelines Ltd. (Canada), Sr. Unsec. Notes	A3	7.25%	08/15/38	450	447,940

					8,051,186

Railroads — 0.2%
Burlington Northern Santa Fe Corp., Sr. Unsec. Notes	Baa1	6.70%	08/01/28	670	655,683
CSX Corp., Sr. Unsec. Notes	Baa3	6.15%	05/01/37	715	572,151
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	5.59%	05/17/25	525	470,561
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	7.80%	05/15/27	18	19,630
Union Pacific Corp., Sr. Unsec. Notes	Baa2	3.625%	06/01/10	1,375	1,363,000
Union Pacific Corp., Sr. Unsec. Notes	Baa2	6.65%	01/15/11	750	747,383

					3,828,408

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP, Gtd. Notes	Baa3	5.75%	04/01/12	1,295	970,899
Mack-Cali Realty LP, Sr. Unsec. Notes	Baa2	7.25%	03/15/09	1,270	1,254,711
Post Apartment Homes LP, Sr. Unsec. Notes	Baa3	5.45%	06/01/12	435	354,458
Post Apartment Homes LP, Sr. Unsec. Notes	Baa3	6.30%	06/01/13	660	531,536
Simon Property Group LP, Sr. Unsec. Notes	A3	5.75%	05/01/12	1,500	1,199,087
Simon Property Group LP, Sr. Unsec. Notes(b)	A3	6.125%	05/30/18	2,800	1,891,965

					6,202,656

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	06/01/17	1,640	1,544,009
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	08/15/11	1,000	1,003,458
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.35%	03/15/12	850	631,357
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.90%	12/01/16	5	3,036

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Retailers (continued)
Home Depot, Inc., (The), Sr. Unsec. Notes	Baa1	5.875%	12/16/36	$325	$254,833
May Department Stores Co. (The), Notes	Baa3	6.65%	07/15/24	135	74,103
Nordstrom, Inc., Sr. Unsec. Notes(b)	Baa1	6.25%	01/15/18	4,500	3,160,733
Target Corp., Sr. Unsec. Notes	A2	7.00%	01/15/38	1,525	1,413,362
Wal-Mart Stores, Inc., (The) Sr. Unsec. Notes	Aa2	5.25%	09/01/35	245	243,937
Wal-Mart Stores, Inc., (The) Sr. Unsec. Notes	Aa2	6.20%	04/15/38	1,045	1,195,955

					9,524,783

Structured Note — 0.1%
CDX North America High Yield, Sec. Notes, Ser. 10-T, 144A	B3	8.875%	06/29/13	2,300	2,070,000

Technology — 0.3%
Computer Sciences Corp., Sr. Unsec. Notes, 144A	Baa1	6.50%	03/15/18	1,800	1,550,565
Dell, Inc., Sr. Unsec. Notes	A2	4.70%	04/15/13	1,625	1,528,725
Electronic Data Systems Corp., Sr. Unsec. Notes	A2	7.45%	10/15/29	120	129,998
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	939,535
Intuit, Inc., Sr. Unsec. Notes.	Baa2	5.40%	03/15/12	600	545,268
Jabil Circuit, Inc., Sr. Unsec. Notes	Ba1	5.875%	07/15/10	1,875	1,715,626
Motorola, Inc., Sr. Unsec. Notes	Baa2	8.00%	11/01/11	49	40,889
Oracle Corp., Sr. Unsec. Notes	A2	6.50%	04/15/38	600	660,575

					7,111,181

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A3	6.375%	03/01/35	580	491,846
AT&T Corp., Gtd. Notes(e)	A2	8.00%	11/15/31	1,530	1,921,887
AT&T, Inc., Sr. Unsec. Notes(b)	A2	4.125%	09/15/09	1,070	1,074,384
AT&T, Inc., Sr. Unsec. Notes	A2	5.30%	11/15/10	1,260	1,280,761
AT&T Wireless Services, Inc., Sr. Unsec. Notes	A2	8.125%	05/01/12	640	686,316
AT&T Wireless Services, Inc., Sr. Unsec. Notes	A2	8.75%	03/01/31	1,339	1,673,865
BellSouth Corp., Sr. Unsec. Notes	A2	4.20%	09/15/09	1,175	1,179,610
British Telecom PLC (United Kingdom), Sr. Unsec. Notes	Baa1	9.125%	12/15/30	1,475	1,567,839
Cingular Wireless LLC, Sr. Unsec. Notes	A2	7.125%	12/15/31	505	530,735
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.75%	06/15/30	295	363,777
Embarq Corp., Sr. Unsec. Notes	Baa3	7.082%	06/01/16	350	269,500
Embarq Corp., Sr. Unsec. Notes	Baa3	7.995%	06/01/36	1,600	1,080,000
France Telecom SA (France), Sr. Unsec. Notes	A3	8.50%	03/01/31	375	470,810
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec. Notes	Baa2	8.00%	10/01/10	530	534,878
PCCW-HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00%	11/15/11	2,370	2,315,395
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	2,000	1,960,000
Qwest Corp., Sr. Unsec. Notes	Ba1	8.875%	03/15/12	2,000	1,850,000
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa3	6.80%	08/15/18	1,220	1,232,726
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.25%	11/15/13	320	244,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%	06/04/18	1,000	811,250
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	229,222
TELUS Corp. (Canada), Sr. Unsec. Notes	Baa1	8.00%	06/01/11	1,255	1,248,208
U.S. Cellular Corp., Sr. Unsec. Notes	Baa2	6.70%	12/15/33	275	198,192
Verizon Communications, Inc., Sr. Unsec. Notes(b)	A3	6.10%	04/15/18	3,400	3,387,728
Vodafone Group PLC (United Kingdom), Sr. Unsec. Notes	Baa1	7.75%	02/15/10	800	817,612

					27,420,541

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.70%	11/10/18	1,440	1,556,395
Philip Morris International, Inc., Sr. Unsec. Notes	A2	4.875%	05/16/13	860	862,461
Reynolds American, Inc., Sr. Sec. Notes	Baa3	6.75%	06/15/17	950	754,097
Reynolds American, Inc., Sr. Sec. Notes	Baa3	7.25%	06/15/37	390	262,614

					3,435,567

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Agency Obligations — 2.6%
Federal Farm Credit Bank	3.875%	10/07/13	$3,070	$3,262,962
Federal Farm Credit Bank	4.75%	05/07/10	415	436,695
Federal Farm Credit Bank	4.875%	01/17/17	855	963,543
Federal Home Loan Bank	4.50%	05/13/11	160	171,861
Federal Home Loan Bank	4.75%	04/24/09	4,470	4,531,646
Federal Home Loan Bank	5.00%	11/17/17	1,225	1,404,461
Federal Home Loan Bank	5.625%	06/11/21	2,390	2,753,889
Federal Home Loan Bank	5.75%	05/15/12	7,835	8,785,754
Federal Home Loan Mortgage Corp.	4.125%	09/27/13	3,635	3,916,811
Federal Home Loan Mortgage Corp.(b)	4.875%	06/13/18	1,420	1,631,992
Federal Home Loan Mortgage Corp.	5.25%	07/18/11	4,300	4,715,724
Federal Home Loan Mortgage Corp.	5.25%	04/18/16	3,935	4,480,804
Federal National Mortgage Assn.	2.875%	12/11/13	8,135	8,332,461
Federal National Mortgage Assn.	3.625%	08/15/11	9,240	9,793,448
Federal National Mortgage Assn.	4.875%	05/18/12	600	653,382
Federal National Mortgage Assn.	6.125%	03/15/12	1,275	1,448,105
General Electric Capital Corp., FDIC Gtd. Notes(b)	3.00%	12/09/11	7,785	8,048,522
Tennessee Valley Authority	4.50%	04/01/18	1,445	1,594,123

				66,926,183

U.S. Government Treasury Obligations — 4.8%
United States Treasury Bonds(b)	4.375%	02/15/38	3,405	4,560,572
United States Treasury Bonds	4.50%	05/15/38	1,825	2,490,840
United States Treasury Bonds	5.50%	08/15/28	540	729,844
United States Treasury Bonds	6.00%	02/15/26	385	537,316
United States Treasury Bonds	6.125%	08/15/29	325	477,039
United States Treasury Bonds(b)	6.25%	08/15/23	10,495	14,314,193
United States Treasury Bonds(b)	7.50%	11/15/16	4,395	6,000,546
United States Treasury Bonds	7.875%	02/15/21	2,290	3,403,513
United States Treasury Bonds	8.125%	08/15/21	3,665	5,574,238
United States Treasury Bonds	8.75%	08/15/20	2,830	4,417,896
United States Treasury Bonds(b)	8.875%	08/15/17	5,505	8,195,139
United States Treasury Inflation Index Bonds	2.375%	01/15/25	1,718	1,688,715
United States Treasury Inflation Index Bonds	3.625%	04/15/28	1,085	1,292,546
United States Treasury Inflation Index Bonds	3.375%	01/15/12-04/15/32	787	854,473
United States Treasury Inflation Index Note	0.625%	04/15/13	564	538,982
United States Treasury Inflation Index Note	0.875%	04/15/10	1,990	1,870,113
United States Treasury Inflation Index Note	1.375%	07/15/18	1,909	1,785,225
United States Treasury Inflation Index Note	1.625%	01/15/15-01/15/18	2,382	2,228,050
United States Treasury Inflation Index Note	1.75%	01/15/28	812	750,012
United States Treasury Inflation Index Note(b)	1.875%	07/15/13-07/15/15	4,474	4,215,304
United States Treasury Inflation Index Note(b)	2.00%	04/15/12-01/15/26	11,833	11,238,189
United States Treasury Inflation Index Note	2.375%	04/15/11-01/15/27	2,890	2,862,237
United States Treasury Inflation Index Note	2.50%	07/15/16	1,116	1,106,856
United States Treasury Inflation Index Note	2.625%	07/15/17	878	899,798
United States Treasury Inflation Index Note	3.00%	07/15/12	1,711	1,676,788
United States Treasury Inflation Index Note	3.50%	01/15/11	635	623,073
United States Treasury Inflation Index Note	3.875%	04/15/29	1,114	1,375,352
United States Treasury Inflation Index Note	4.25%	01/15/10	676	663,932
United States Treasury Notes	1.50%	12/31/13	17,085	17,046,284
United States Treasury Notes	3.75%	11/15/18	312	352,627
United States Treasury Strips(b)(i)	3.01%	02/15/19	11,340	8,399,912
United States Treasury Strips(b)(i)	4.21%	11/15/21	1,545	1,001,681
United States Treasury Strips(i)	4.25%	08/15/29	4,545	2,405,637
United States Treasury Strips, I/O(i)	2.99%	11/15/18	1,230	917,166

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM BONDS (continued)	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Treasury Obligations (continued)
United States Treasury Strips, I/O(b)(i)		3.81%	02/15/20	$8,090	$5,656,633
United States Treasury Strips, I/O(b)(i)		3.94%	05/15/20	5,865	4,033,138

					126,183,859

TOTAL LONG-TERM BONDS (cost $991,754,732)					952,390,727

BANK LOANS — 0.6%
Automotive
Oshkosh Truck Corp., Bank Loan(h)	Ba3	3.4248%	12/06/13	1,761	1,019,779

Cable
Insight Midwest Holdings LLC, Bank Loan(h)	B1	3.66%	10/06/13	1,216	978,545

Electric — 0.1%
NRG Energy, Bank Loan(h)	Ba1	1.359%	02/01/13	439	379,414
NRG Energy, Bank Loan(h)	Ba1	2.675%	02/01/13	891	769,995
Texas Competitive Electric Holdings Co. LLC, Bank Loan(h)	Ba3	5.5822%	10/10/14	988	682,609

					1,832,018

Foods — 0.1%
Aramark Corp., Bank Loan(h)	Ba3	3.3338%	01/26/14	1,658	1,359,741
Aramark Corp., Bank Loan(h)	Ba3	5.787%	01/26/14	105	86,384

					1,446,125

Healthcare & Pharmaceutical — 0.1%
Community Health Systems, Bank Loan(h)	Ba3	3.4037%	07/25/14	81	62,955
Community Health Systems, Bank Loan(h)	Ba3	4.445%	07/25/14	1,588	1,230,959
DaVita, Inc., Bank Loan(h)	Ba1	3.295%	10/05/12	1,200	1,043,143
HCA, Inc. Bank Loan(h)	Ba3	3.7088%	11/17/13	1,960	1,532,476
Health Management Association, Bank Loan(h)	B1	3.209%	02/28/14	1,135	694,061

					4,563,594

Media & Entertainment
Idearc, Inc., Bank Loan(h)	B2	1.97%	11/17/13	516	167,814
Idearc, Inc., Bank Loan(h)	B2	3.5745%	11/17/14	955	291,264

					459,078

Paper — 0.1%
Domtar Corp., Bank Loan(h)	Baa3	3.2513%	03/05/14	952	636,509
Georgia Pacific, Bank Loan(h)	Baa3	4.1079%	12/20/12	886	719,186

					1,355,695

Pipelines & Other
Enterprise GP Holdings LP, Bank Loan(h)	Ba2	5.3568%	11/08/14	990	801,150

Technology — 0.2%
First Data Corp., Bank Loan(h)	Ba3	3.2113%	09/24/14	1,481	947,471
First Data Corp., Bank Loan(h)	Ba3	3.2113%	09/24/14	1,185	757,977
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	6.1554%	10/01/14	997	624,912
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	7.0688%	10/01/14	287	179,572
Metavante Corp., Bank Loan(h)	Ba2	4.9425%	11/01/14	993	734,450
Sensata Technologies, Bank Loan(h)	B1	5.2575%	04/27/13	1,379	689,394

					3,933,776

TOTAL BANK LOANS (cost $23,010,473)					16,389,760

TOTAL LONG-TERM INVESTMENTS (cost $2,760,626,149)					2,456,388,147

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

SHORT-TERM INVESTMENTS — 23.5%	Interest Rate	Maturity Date	Shares	Value (Note 2)

AFFILIATED MUTUAL FUNDS — 23.3%
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(d)			17,428,295	$128,272,254
Dryden Core Investment Fund — Taxable Money Market Series (includes $279,029,312 of cash collateral for securities on loan) (Note 4)(c)(d)			484,007,395	484,007,395

TOTAL AFFILIATED MUTUAL FUNDS (cost $656,927,612)				612,279,649

			Principal Amount (000)
U.S. Government Treasury Obligation — 0.2%
United States Treasury Bill (cost $4,597,943)(e)(j)	0.10%	06/11/09	$4,600	4,597,300

TOTAL SHORT-TERM INVESTMENTS (cost $661,525,555)				616,876,949

TOTAL INVESTMENTS(l) — 117.2% (cost $3,422,151,704)				3,073,265,096
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (17.2%)				(451,657,713)

NET ASSETS — 100.0%				$2,621,607,383

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

*	The rating reflected is as of December 31, 2008. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $270,420,154; cash collateral of $279,029,312 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2008.

(h)	Indicates a security that has been deemed illiquid.

(i)	Represents zero-coupon bond. Rate shown reflects effective yield at December 31, 2008.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.

(l)	As of December 31, 2008, one security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(m)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

Open futures contracts outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2008	Unrealized Appreciation
Long Positions:
27	2-Yr. U.S. T-Notes	Mar. 2009	$5,883,502	$5,887,688	$4,186
437	5-Yr. U.S. T-Notes	Mar. 2009	51,192,493	52,026,899	834,406
95	10-Yr. U.S. T-Notes	Mar. 2009	11,174,960	11,946,250	771,290
175	S&P 500 Index	Mar. 2009	39,296,275	39,379,375	83,100
94	U.S. Long Bond	Mar. 2009	11,914,031	12,976,406	1,062,375

					$2,755,357

Interest rate swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(b)	10/10/2013	$2,660	3.784%	3 Month LIBOR	$193,758
Citibank NA(b)	10/20/2013	2,660	4.059%	3 Month LIBOR	227,650
Deutsche Bank AG(a)	8/15/2015	1,335	3.712%	3 Month LIBOR	(111,853)
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	2,660	4.397%	3 Month LIBOR	(357,602)
Deutsche Bank AG(a)	5/15/2016	485	4.490%	3 Month LIBOR	(68,270)

					$(116,317)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy protection(1):
Citibank NA	9/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$114,248
Barclays Bank PLC	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	133,934
Deutsche Bank AG	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	362,912
Goldman Sachs International	9/20/2013	1,300	1.02%	Anheuser Busch Cos., Inc., 5.625%, 10/01/10	57,931
JPMorgan Chase Bank	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	256,989
Credit Suisse International	6/20/2018	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	116,780
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	106,441
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	32,507
Barclays Bank PLC	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(23,475)
Deutsche Bank AG	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	995,637
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	30,111
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	107,406
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.05%	SLM Corp., 5.125%, 06/27/12	333,711
Deutsche Bank AG	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	129,162
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	837,707
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	741,150
Citibank NA	3/25/2035	523	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	250,826

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

Credit default swap agreements outstanding at December 31, 2008 (continued)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy protection(1): (continued)
Citibank NA	1/25/2035	$506	3.00%	Morgan Stanley ABS Capital I, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	316,016
Barclays Bank PLC	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	935,634
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	959,705

					6,795,332

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues — Sell protection(2):
Merrill Lynch Capital Services, Inc.	3/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$(950,949)	$—	$(950,949)

							$5,844,383

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,099,887,309	$2,755,357
Level 2—Other Significant Observable Inputs-Long	973,377,787	4,216,834
Level 3—Significant Unobservable Inputs	—	1,511,232

Total	$3,073,265,096	$8,483,423

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 12/31/07	$1,651,223
Realized gain (loss)	— *
Change in unrealized appreciation (depreciation)	(115,323)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(24,668)

Balance as of 12/31/08	$1,511,232

*	The realized gain earned during the period for other financial instruments was $1,516,997.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 was as follows:

Affiliated Mutual Funds (including 10.6% of collateral received for securities on loan	23.3%
Mortgage Backed Securities	15.5
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	5.0
U.S. Government Treasury Obligations	5.0
Commercial Mortgage Backed Securities	3.6
Computers & Peripherals	2.8
U.S. Government Agency Obligations	2.6
Diversified Telecommunication Services	2.3
Software	2.2
Aerospace/Defense	2.2
Household Products	2.2
Insurance	2.1
Diversified Financial Services	2.0
Food & Staples Retailing	1.8
Electrical Utilities	1.7
Commercial Banks	1.6
Communications Equipment	1.5
Healthcare Equipment & Supplies	1.5
Industrial Conglomerates	1.4
Food Products	1.4
Banking	1.4
Media	1.3
Beverages	1.3
Healthcare Providers & Services	1.3
Tobacco	1.2
Capital Markets	1.2
Energy Equipment & Services	1.0
Telecommunications	1.0
Biotechnology	1.0
Semiconductors & Semiconductor Equipment	0.9
Hotels, Restaurants & Leisure	0.9
Internet Software & Services	0.9
Road & Rail	0.9
Electric	0.9
Chemicals	0.9
Multi-Utilities	0.8
Metals & Mining	0.7
Electrical Equipment	0.6
Foods	0.6
Specialty Retail	0.6
Healthcare & Pharmaceutical	0.6

Machinery	0.5%
Real Estate Investment Trusts	0.5
Textiles, Apparel & Luxury Goods	0.5
Asset Backed Securities	0.5
Non-Captive Finance	0.5
Technology	0.5
Collateralized Mortgage Obligations	0.4
Retailers	0.4
Household Durables	0.4
Diversified Consumer Services	0.3
Construction & Engineering	0.3
IT Services	0.3
Auto Components	0.3
Pipelines & Other	0.3
Brokerage	0.2
Foreign Government Bonds	0.2
Office Electronics	0.2
Air Freight & Logistics	0.2
Cable	0.2
Capital Goods	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Independent Power Producers & Energy Traders	0.2
Airlines	0.2
Railroads	0.2
Gas Utilities	0.1
Paper	0.1
Consumer	0.1
Consumer Finance	0.1
Electronic Equipment & Instruments	0.1
Energy – Integrated	0.1
Internet & Catalog Retail	0.1
Lodging	0.1
Media & Entertainment	0.1
Metals	0.1
Multiline Retail	0.1
Structured Note	0.1
Trading Companies & Distributors	0.1

117.2
Liabilities in excess of other assets	(17.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments, at value including securities on loan of $270,420,154:
Unaffiliated investments (cost $2,765,224,092)	$2,460,985,447
Affiliated investments (cost $656,927,612)	612,279,649
Cash	162,655
Foreign currency, at value (cost $86,310)	88,192
Receivable for investments sold	33,161,731
Dividends and interest receivable	12,458,829
Unrealized appreciation on swaps	7,240,215
Foreign tax reclaim receivable	500,105
Premium for swaps purchased	308,734
Receivable for Series shares sold	1,191
Prepaid expenses	40,799

Total Assets	3,127,227,547

LIABILITIES
Collateral for securities on loan	279,029,312
Payable for investments purchased	222,062,318
Unrealized depreciation on swaps	1,512,149
Management fee payable	1,306,483
Payable for Series shares repurchased	1,252,375
Accrued expenses and other liabilities	336,399
Due to broker—variation margin	120,428
Affiliated transfer agent fee payable	700

Total Liabilities	505,620,164

NET ASSETS	$2,621,607,383

Net assets were comprised of:
Paid-in capital	$3,247,175,333
Retained earnings	(625,567,950)

Net assets, December 31, 2008	$2,621,607,383

Net asset value and redemption price per share, $2,621,607,383 / 212,370,808 outstanding shares of beneficial interest	$12.34

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $390,530)	$51,904,035
Unaffiliated interest income	45,297,744
Affiliated dividend income	12,527,169
Affiliated income from securities loaned, net	2,270,054

111,999,002

EXPENSES
Management fee	19,251,536
Custodian’s fees and expenses	574,000
Shareholders’ reports	350,000
Trustees’ fees	52,000
Interest expense (Note 8)	50,287
Insurance expenses	41,000
Audit fee	36,000
Legal fees and expenses	18,000
Commitment fee on syndicated credit agreement	15,000
Transfer agent’s fee and expenses (including affiliated expense of $4,000) (Note 4)	4,000
Miscellaneous	38,014

Total expenses	20,429,837

NET INVESTMENT INCOME	91,569,165

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: ($2,578,600))	(344,985,357)
Short sale transactions	2,500
Futures transactions	(11,451,281)
Swap agreement transactions	3,029,766
Foreign currency transactions	(226,409)

(353,630,781)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(35,057,618))	(634,400,415)
Futures	3,493,420
Swaps	3,354,220
Foreign currencies	(5,812)

(627,558,587)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(981,189,368)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(889,620,203)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$91,569,165	$95,193,683
Net realized gain (loss) on investment, swap and foreign currency transactions	(353,630,781)	258,380,114
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(627,558,587)	(122,643,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(889,620,203)	230,930,623

DISTRIBUTIONS	(353,573,797)	(231,155,961)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,347,523 and 986,911 shares, respectively]	19,045,784	18,632,642
Series shares issued in reinvestment of distributions [22,635,967 and 12,679,976 shares, respectively]	353,573,797	231,155,961
Series shares repurchased [14,641,462 and 13,414,705 shares, respectively]	(224,142,062)	(256,790,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	148,477,519	(7,001,788)

TOTAL DECREASE IN NET ASSETS	(1,094,716,481)	(7,227,126)
NET ASSETS:
Beginning of year	3,716,323,864	3,723,550,990

End of year	$2,621,607,383	$3,716,323,864

SEE NOTES TO FINANCIAL STATEMENTS.

A60

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 97.0%	Shares	Value (Note 2)

Australia — 2.7%
Amcor Ltd.	114,000	$463,274
AWB Ltd.	271,500	483,942
BHP Billiton Ltd.(b)	23,267	998,154
BlueScope Steel Ltd.	218,400	536,586
Centennial Coal Co., Ltd.	220,700	517,099
CSR Ltd.	173,200	214,229
Downer EDI Ltd.	215,400	577,991
Foster’s Brewing Group Ltd.	113,500	436,530
Goodman Fielder Ltd.	291,100	270,609
Macquarie Bank Ltd.	48,553	985,400
National Australian Bank Ltd.	86,200	1,267,283
OZ Minerals Ltd.	268,220	102,852
Pacific Brands Ltd.	460,600	138,876
Qantas Airways Ltd.	520,100	958,183
QBE Insurance Group Ltd.	129,292	2,336,735
TABCORP Holdings Ltd.	90,900	444,736
Woolworths Ltd.	139,587	2,602,767
WorleyParsons Ltd.	39,429	393,342

		13,728,588

Austria
Voestalpine AG	9,500	198,610

Belgium
AGFA-Gevaert NV	62,200	160,818
Fortis	36,400	47,005

		207,823

Bermuda — 1.2%
Covidien Ltd.	53,500	1,938,840
Credicorp Ltd.	14,696	734,212
Tyco Electronics Ltd.	100,800	1,633,968
Tyco International Ltd.	75,000	1,620,000

		5,927,020

Brazil — 0.6%
BM&F Bovespa SA	201,212	519,424
LLX Logistica SA(a)	42,300	27,390
MMX Mineracao e Metalicos SA(a)	53,900	64,024
Petroleo Brasileiro SA	97,721	957,095
Petroleo Brasileiro SA, ADR	51,834	1,269,414
Weg SA	70,500	377,895

		3,215,242

Canada — 1.2%
Canadian National Railway Co.	49,885	1,833,773
Rogers Communications, Inc. (Class B Stock)(a)	64,100	1,899,894
Shoppers Drug Mart Corp.	62,800	2,444,341

		6,178,008

Chile
Centros Comerciales Sudamericanos SA 144A	1,294	27,566

China — 1.4%
China Life Insurance Co.	541,000	1,662,213
China Merchants Bank Co. Ltd.	555,500	1,039,381
China Oilfield Services Ltd.	942,000	769,073
Industrial & Commercial Bank of China (Class H Stock)(a)	6,441,000	3,419,635

		6,890,302

COMMON STOCKS (continued)	Shares	Value (Note 2)

Czech Republic — 0.2%
CEZ	26,363	$1,071,324

Denmark — 1.1%
Danske Bank A/S	44,500	432,148
H Lundbeck A/S	72,700	1,493,468
Novo Nordisk SA	65,766	3,328,432
Vestas Wind Systems A/S	5,931	336,167

		5,590,215

Finland — 0.3%
Pohjola Bank PLC	30,700	416,076
Rautaruukki Oyj	22,300	376,936
Tietoenator Oyj	56,200	606,998

		1,400,010

France — 4.8%
Alstom SA	34,395	2,007,092
Arkema	530	9,025
AXA SA	86,528	1,905,805
BNP Paribas	19,800	832,569
Ciments Francais SA	5,200	436,008
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	438,682
Credit Agricole SA	29,400	326,939
Eurazeo	14,235	663,865
France Telecom SA	48,300	1,340,100
Iliad SA	14,536	1,252,755
Lagardere SCA	14,000	564,359
Natixis	57,000	99,041
Peugeot SA	21,000	354,671
Rallye SA	13,400	299,889
Renault SA	9,500	244,961
Safran SA	54,600	731,188
Sanofi-Aventis SA	43,600	2,751,514
Societe Generale	5,300	265,221
Thales SA	13,700	568,072
Thomson	80,000	106,756
Total SA	27,900	1,509,020
Total SA, ADR	79,250	4,382,524
Valeo SA	17,600	259,694
Veolia Environnement	76,739	2,368,093
Vivendi	26,100	844,060

		24,561,903

Germany — 3.1%
BASF AG	51,800	1,983,003
Beiersdorf AG	32,528	1,904,927
Daimler AG	19,500	715,596
Deutsche Bank AG	11,600	452,455
Deutsche Lufthansa AG	51,700	813,876
E.ON AG	112,728	4,390,657
Hannover Rueckversicherung AG	16,300	518,183
Heidelberger Druckmaschinen AG	27,400	237,665
MTU Aero Engines Holding AG	28,100	748,005
Muenchener Rueckversicherungs-Gesellschaft AG	13,400	2,040,548
Norddeutsche Affinerie AG	10,300	404,612
Suedzucker AG	6,700	102,446
ThyssenKrupp AG	65,000	1,736,586

		16,048,559

SEE NOTES TO FINANCIAL STATEMENTS.

A61

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Greece
Alpha Bank A.E.	19,800	$184,404

Hong Kong — 0.4%
Chaoda Modern Agriculture	825,470	530,455
Citic Pacific Ltd.	204,000	222,873
CNOOC Ltd.	1,166,000	1,109,071

		1,862,399

India — 0.3%
Infosys Technologies Ltd., ADR(b)	59,682	1,466,387

Indonesia — 0.2%
Bank Rakyat Indonesia	1,825,000	776,084

Ireland — 0.2%
Allied Irish Banks PLC	42,100	101,300
Bank of Ireland	83,300	96,570
Irish Life & Permanent PLC	51,300	112,312
Ryanair Holdings PLC, ADR(a)(b)	21,679	630,425

		940,607

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR(b)	96,901	4,125,076

Italy — 1.5%
Banco Popolare SC	38,200	262,844
ENI SpA	89,300	2,077,957
Finmeccanica SpA	20,900	316,376
Fondiaria-Sai SpA	19,900	354,073
Indesit Co. SpA	51,100	304,725
Intesa Sanpaolo SpA	166,300	586,581
Saipem SpA	137,141	2,253,275
Telecom Italia SpA	796,300	1,272,929
Unione di Banche Italiane SCPA	33,200	474,879

		7,903,639

Japan — 8.1%
Aeon Mall Co. Ltd.	52,300	1,011,045
Alpine Electronics, Inc.	41,600	333,935
Alps Electric Co. Ltd.	49,700	245,122
Asahi Glass Co. Ltd.	103,000	587,132
Asahi Kasei Corp.	226,100	998,018
Circle K Sunkus Co. Ltd.	65,000	1,175,970
Daiichi Sankyo Co. Ltd.	12,100	286,145
Denki Kagaku Kogyo K K	224,900	553,824
Fast Retailing Co. Ltd.	6,800	997,783
Fuji Heavy Industries Ltd.	129,000	354,508
Hitachi Information Systems Ltd.	28,300	584,766
Honda Motor Co. Ltd.	82,800	1,763,531
Jupiter Telecommunications Co. Ltd.(a)	2,805	2,919,559
Keihin Corp.	78,900	574,888
Kurabo Industries Ltd.	173,100	288,910
Kyoei Steel Ltd.	57,600	1,156,893
Kyowa Exeo Corp.	76,000	817,185
Marubeni Corp.	196,700	753,078
Matsushita Electric Industrial Co., Ltd.	74,000	909,625
Mitsubishi Corp.	34,400	487,244
Mitsui & Co. Ltd.	66,000	678,504

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Mitsui Chemicals, Inc.	148,000	$549,978
Mizuho Financial Group, Inc.	119	343,315
Nifco, Inc.	33,400	338,710
Nintendo Co. Ltd.	10,300	3,936,163
Nippon Light Metal Co. Ltd.	457,000	464,136
Nippon Oil Corp.	185,600	941,060
Nippon Shokubai Co. Ltd.	161,000	1,240,668
Nippon Telegraph and Telephone Corp.	370	2,012,060
Nissan Motor Co. Ltd.	317,000	1,140,449
NTT DoCoMo, Inc.	1,052	2,070,669
Omron Corp.	47,900	643,578
Ricoh Co. Ltd.	95,600	1,225,279
Sanwa Holdings Corp.	281,000	1,080,795
Seiko Epson Corp.	3,600	57,283
Sumitomo Corp.	115,400	1,023,515
Sumitomo Electric Industries, Ltd.	72,300	559,689
Sumitomo Trust & Banking Co. Ltd. (The)	36,000	212,805
Suruga Bank Ltd.	69,000	685,488
Takeda Pharmaceutical Co. Ltd.	14,000	729,712
TDK Corp.	11,200	413,802
Terumo Corp.	32,700	1,531,846
Toyota Motor Corp.	29,500	975,221
Yamanouchi Pharmaceutical Co., Ltd.	31,000	1,268,901
Yokohama Rubber Co. Ltd. (The)	159,600	800,914

		41,723,701

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV, Ser. V	620,400	1,657,566

Netherlands — 1.3%
Aegon NV	56,800	357,270
CSM	31,300	500,348
ING Groep NV	80,400	819,199
Koninklijke DSM NV	31,100	792,198
Koninklijke (Royal) Philips Electronics N.V.	38,900	747,827
OCE NV	53,300	232,641
Qiagen NV(a)	76,682	1,310,011
Royal Dutch Shell PLC, ADR	38,700	2,048,778

		6,808,272

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	414,610
Fisher & Paykel Appliances Holdings Ltd.	319,700	252,913

		667,523

Norway — 0.3%
DnB NOR ASA	120,700	465,418
Norsk Hydro ASA	54,500	216,378
StatoiHydro ASA	45,100	733,621

		1,415,417

Portugal — 0.3%
Banco Espirito Santo SA	55,100	512,398
Portugal Telecom SGPS SA	109,400	923,072

		1,435,470

SEE NOTES TO FINANCIAL STATEMENTS.

A62

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Singapore — 0.5%
MobileOne Ltd.	390,330	$402,998
Neptune Orient Lines Ltd.	313,800	246,598
Noble Group Ltd.	908,000	650,366
Singapore Airlines Ltd.	134,266	1,055,994

		2,355,956

South Africa — 0.6%
MTN Group Ltd.	149,680	1,756,656
Naspers Ltd.	60,600	1,089,751

		2,846,407

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	94,800	1,141,184
Banco Santander SA	465,425	4,355,127
Endesa SA	6,660	264,771
Iberdrola Renovables SA(a)	380,804	1,614,473
Inditex SA	36,907	1,607,307
Repsol YPF SA	55,000	1,154,434
Telefonica SA	34,700	764,519

		10,901,815

Sweden — 0.3%
Electrolux AB, Ser. B	83,600	705,658
Nordea Bank AB	45,600	315,419
Volvo AB (Class B Stock)	44,800	243,036

		1,264,113

Switzerland — 5.6%
ABB Ltd. ADR	191,909	2,809,172
Actelion Ltd.(a)	26,972	1,505,273
Adecco SA	13,100	440,380
Baloise Holding AG	12,100	892,423
Ciba Holding AG(a)	11,600	518,777
Clariant AG	103,700	694,678
Credit Suisse Group	72,305	1,936,104
Georg Fischer AG(a)	2,000	450,792
Nestle SA	102,159	3,992,872
Rieter Holding AG	2,200	353,455
Roche Holdings AG	23,799	3,633,520
SGS SA	1,476	1,525,438
Swiss Reinsurance	25,500	1,205,102
Swisscom AG	6,200	1,977,639
Synthes, Inc.	14,667	1,838,284
Verwalt & Privat-Bank AG	2,578	339,341
Zurich Financial Services AG	22,308	4,757,754

		28,871,004

United Arab Emirates — 0.1%
DP World Ltd.	1,342,669	523,641

United Kingdom — 9.7%
Amec PLC	93,814	664,628
Amlin PLC	62,563	321,572
AstraZeneca PLC	71,500	2,885,576
Autonomy Corp. PLC	86,630	1,184,494
Aviva PLC	118,200	662,775
BAE Systems PLC	562,905	3,049,106
Barclays PLC	158,700	350,015
Beazley Group PLC	289,000	563,017
BG Group PLC	220,972	3,040,418

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Kingdom (continued)
BP PLC	472,900	$3,576,343
Brit Insurance Holdings PLC	227,200	718,646
British Sky Broadcasting PLC	208,609	1,439,655
BT Group PLC	602,100	1,170,387
Capita Group PLC	222,151	2,357,158
Centrica PLC	88,100	336,932
Davis Service Group PLC	24,300	94,942
Drax Group PLC	52,400	422,647
DS Smith PLC	230,900	251,473
GKN PLC	302,000	421,175
GlaxoSmithKline PLC	55,000	1,015,736
HBOS PLC	178,142	176,726
IMI PLC	147,300	575,515
Legal & General Group PLC	624,000	689,017
Lloyds TSB Group PLC	121,900	220,830
Marston’s PLC	289,300	486,652
Northern Foods PLC	211,500	172,568
Old Mutual PLC	527,200	416,891
Petrofac Ltd.	87,510	435,329
Reckitt Benckiser Group PLC	86,922	3,221,786
Rolls Royce Group PLC (Class C Stock)(a)	33,146,599	47,657
Rolls Royce Group PLC(a)	555,395	2,679,036
Rotork PLC	46,943	534,202
Royal & Sun Alliance Insurance Group PLC	300,200	596,058
Royal Bank of Scotland Group PLC (The)	263,527	187,170
Royal Dutch Shell PLC (Class B Stock)	153,500	3,809,195
Spectris PLC	81,000	623,050
Standard Chartered PLC	154,007	1,937,460
Tate & Lyle PLC	113,000	651,083
Tomkins PLC	374,600	662,456
Tullow Oil PLC	198,415	1,881,367
Vedanta Resources PLC	115,387	1,014,466
Vodafone Group PLC	1,858,320	3,713,808
WPP PLC	100,200	579,853

		49,838,870

United States — 47.7%
3M Co.	29,500	1,697,430
ABB Ltd.	49,105	737,066
Air Products & Chemicals, Inc.	25,309	1,272,283
Alcoa, Inc.(b)	58,000	653,080
Altria Group, Inc.	46,800	704,808
Amazon.com, Inc.(a)	8,638	442,957
American Express Co.	42,600	790,230
Ameriprise Financial, Inc.	74,500	1,740,320
Amgen, Inc.(a)(b)	31,750	1,833,563
Apple, Inc.(a)	44,829	3,826,155
AT&T, Inc.	115,700	3,297,450
Avon Products, Inc.	44,000	1,057,320
Baker Hughes, Inc.	64,000	2,052,480
Bank of America Corp.	191,400	2,694,912
Bank of New York Mellon Corp. (The)	33,900	960,387
Boston Scientific Corp.(a)	80,600	623,844

SEE NOTES TO FINANCIAL STATEMENTS.

A63

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Cablevision Systems Corp. (Class A Stock)(a)	92,200	$1,552,648
Cameron International Corp.(a)(b)	36,031	738,636
Chevron Corp.	66,400	4,911,608
Citigroup, Inc.	164,600	1,104,466
Coca-Cola Co. (The)(b)	34,400	1,557,288
Costco Wholesale Corp.(b)	59,306	3,113,565
CVS Caremark Corp.	153,147	4,401,445
Deere & Co.	13,455	515,596
Dell, Inc.(a)	150,300	1,539,072
Devon Energy Corp.	7,581	498,148
E.I. du Pont de Nemours & Co.	54,400	1,376,320
Entergy Corp.	27,800	2,311,014
Exxon Mobil Corp.	71,250	5,687,888
Fifth Third Bancorp	99,300	820,218
Fortune Brands, Inc.	41,900	1,729,632
Genentech, Inc.(a)	107,686	8,928,245
General Dynamics Corp.	85,774	4,939,725
General Electric Co.	221,700	3,591,540
General Motors Corp.(b)	41,700	133,440
Gilead Sciences, Inc.(a)	23,373	1,195,295
Goldman Sachs Group, Inc. (The)	47,326	3,993,841
Google, Inc. (Class A Stock)(a)	5,080	1,562,862
H&R Block, Inc.	101,200	2,299,264
Hartford Financial Services Group, Inc.	23,400	384,228
Hess Corp.	24,526	1,315,575
Home Depot, Inc. (The)	163,400	3,761,468
Honeywell International, Inc.	33,600	1,103,088
ICICI Bank Ltd.(b)	93,009	1,790,423
Illinois Tool Works, Inc.	66,700	2,337,835
Intel Corp.(b)	84,700	1,241,702
International Business Machines Corp.	24,800	2,087,168
International Paper Co.	98,400	1,161,120
Johnson & Johnson	73,935	4,423,531
JPMorgan Chase & Co.	176,973	5,579,959
Kraft Foods, Inc. (Class A Stock)	35,900	963,915
Las Vegas Sands Corp.(a)	330,476	1,959,723
Liberty Media Corp. — Entertainment, Ser. A(a)	51,800	905,464
Liberty Media Corp. — Interactive, Ser. A(a)	58,100	181,272
Lockheed Martin Corp.	80,170	6,740,694
Lowe’s Cos., Inc.	201,797	4,342,671
Marsh & McLennan Cos., Inc.	116,600	2,829,882
Mastercard, Inc. (Class A Stock)	28,650	4,094,945
McDonald’s Corp.	195,141	12,135,818
Merck & Co., Inc.	91,500	2,781,600
Merrill Lynch & Co., Inc.	52,200	607,608
Microsoft Corp.	168,100	3,267,864
Monsanto Co.	76,921	5,411,392
Morgan Stanley(b)	22,500	360,900
Murphy Oil Corp.	46,700	2,071,145
New York Times Co. (The) (Class A Stock)(b)	55,400	406,082
Newell Rubbermaid, Inc.	126,700	1,239,126

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Nike, Inc.(b)	58,392	$2,977,992
NiSource, Inc.	66,900	733,893
Norfolk Southern Corp.(b)	64,458	3,032,749
Oracle Corp.(a)	30,494	540,659
Pfizer, Inc.(b)	131,200	2,323,552
Philip Morris International, Inc.	17,500	761,425
Pinnacle West Capital Corp.	44,300	1,423,359
Praxair, Inc.	91,780	5,448,061
QUALCOMM, Inc.	83,887	3,005,671
Qwest Communications International, Inc.(a)(b)	152,500	555,100
Raytheon Co.	28,750	1,467,400
Schering-Plough Corp.	148,006	2,520,542
Schlumberger Ltd.	43,034	1,821,629
Southwest Airlines Co.	212,500	1,831,750
Spectra Energy Corp.	73,400	1,155,316
Sprint Nextel Corp.(b)	342,300	626,409
St. Joe Co. (The)	44,600	1,084,672
State Street Corp.	45,700	1,797,381
Sunoco, Inc.(b)	32,250	1,401,585
Target Corp.(b)	51,232	1,769,041
Time Warner Cable, Inc.(a)	30,400	652,080
Time Warner, Inc.(b)	300,400	3,022,024
Transocean Ltd.(a)	62,621	2,958,842
U.S. Bancorp	207,300	5,184,573
Union Pacific Corp.(b)	144,278	6,896,487
Verizon Communications, Inc.	39,800	1,349,220
Viacom, Inc. (Class B Stock)(a)	23,300	444,098
Visa, Inc. (Class A Stock)(b)	82,201	4,311,443
Wal-Mart Stores, Inc.	87,162	4,886,302
Walt Disney Co. (The)	24,149	547,941
Waste Management, Inc.	53,800	1,782,932
Wells Fargo & Co.	226,617	6,680,669
Western Union Co.	80,000	1,147,200
Weyerhaeuser Co.	19,000	581,590
Wyeth	67,700	2,539,427
Wynn Resorts Ltd.(a)(b)	66,547	2,812,276
Yum! Brands, Inc.(b)	132,140	4,162,410

		244,609,939

TOTAL COMMON STOCKS (cost $645,139,791)		497,223,460

PREFERRED STOCKS — 0.2%
United States
Merrill Lynch Restricted Convertible (Private Placement) (cost $739,980; purchased 7/29/08-10/31/08)(e)	26,728	295,558
Wachovia Corp.	23,475	515,511

TOTAL PREFERRED STOCKS (cost $1,191,183)		811,069

SEE NOTES TO FINANCIAL STATEMENTS.

A64

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

RIGHTS
	Units	Value (Note 2)
Belgium
Fortis (cost $0)	37,600	$0

TOTAL LONG-TERM INVESTMENTS (cost $646,330,974)		498,034,529

	Shares
SHORT-TERM INVESTMENTS — 10.6%
Affiliated Money Market Mutual Fund — 10.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $54,051,456; includes $41,794,833 of cash collateral received for securities on loan) (Note 4)(c)(d)	54,051,456	54,051,456

	Principal Amount (000)
U.S. Government Obligation — 0.1%
US Treasury Bills, 0.02%, 4/16/2009(f) (cost $499,972)	$500	499,889

TOTAL SHORT-TERM INVESTMENTS (cost $54,551,428)		54,551,345

TOTAL INVESTMENTS(g) 107.8% (cost $700,882,402)		552,585,874
LIABILITIES IN EXCESS OF OTHER ASSETS(h) (7.8)%		(39,853,851)

NET ASSETS 100.0%		$512,732,023

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $40,783,895; cash collateral of $41,794,833 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	Indicates a security that has been deemed illiquid.

(f)	Rate quoted represents yield-to-maturity at purchase date.

(g)	As of December 31, 2008, 78 securities valued at $64,946,582 and representing 12.7% of the net assets were fair valued in accordance with policies adopted by the Board of Trustees.

(h)	Liabilities in excess of other assets include net unrealized depreciation on forward foreign currency contracts as follows:

Open forward foreign currency exchange contracts outstanding at December 31, 2008:

Purchase Contracts	Notional Amount	Payable at Settlement Date	Value at December 31, 2008	Unrealized Depreciation
Japanese Yen, Expiring 3/17/09	JPY 99,598,000	$1,112,019	$1,100,478	$(11,541)

Sales Contracts	Notional Amount	Receivable at Settlement Date	Value at December 31, 2008	Unrealized Depreciation
Japanese Yen, expiring 3/17/09	JPY 48,394,000	$522,022	$534,715	$(12,693)
Japanese Yen, expiring 3/17/09	JPY 51,204,000	558,477	565,763	(7,286)

				(19,979)

				$(31,520)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$487,139,404	—
Level 2—Other Significant Observable Inputs	65,048,060	$(31,520)
Level 3—Significant Unobservable Inputs	398,410	—

Total	$552,585,874	$(31,520)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(1,481,223)
Net purchases (sales)	1,879,633
Transfers in and/or out of Level 3	—

Balance as of 12/31/08	$398,410

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 8.1% of collateral received for securities on loan)	10.5%
Oil, Gas & Consumable Fuels	9.0
Commercial Banks	7.2
Pharmaceuticals	7.0
Insurance	4.6
Aerospace & Defense	4.4
Hotels Restaurants & Leisure	4.2
Chemicals	4.1
Food & Staples Retailing	4.1
Diversified Telecommunication	3.1
Media	2.9
Biotechnology	2.6
Capital Markets	2.6
Energy Equipment & Services	2.4
IT Services	2.4
Diversified Financial Services	2.3
Road & Rail	2.3
Specialty Retail	2.1
Wireless Telecommunication Services	2.0
Electric Utilities	1.9
Household Durables	1.7
Industrial Conglomerates	1.7
Software	1.7
Computers & Peripherals	1.5
Metals & Mining	1.5
Food Products	1.4
Electrical Equipment	1.3
Healthcare Equipment & Supplies	1.2
Airlines	1.1
Automobiles	1.1
Machinery	0.9
Electronic Equipment & Instruments	0.8
Professional Services	0.8
Multi-Utilities	0.7
Trading Companies & Distributors	0.7
Auto Components	0.6
Communications Equipment	0.6
Personal Products	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.5
Commercial Services & Supplies	0.5
Diversified Consumer Services	0.5
Independent Power Producers & Energy Traders	0.4
Real Estate Management & Development	0.4
Building Products	0.3
Internet Software & Services	0.3

Life Sciences Tools & Services	0.3
Multiline Retail	0.3
Office Electronics	0.3
Paper & Forest Products	0.3
Tobacco	0.3
Construction & Engineering	0.2
Consumer Finance	0.2
Semiconductors & Semiconductor Equipment	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Internet & Catalog Retail	0.1
Marine	0.1
Transportation Infrastructure	0.1
U.S. Government Obligation	0.1

107.8
Liabilities in excess of other assets	(7.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A66

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments, at value including securities on loan of $40,783,895:
Unaffiliated investments (cost $646,830,946)	$498,534,418
Affiliated investments (cost $54,051,456)	54,051,456
Foreign currency, at value (cost $1,093,416)	1,071,199
Receivable for investments sold	2,767,830
Dividends and interest receivable	793,246
Foreign tax reclaim receivable	787,129
Receivable for Series shares sold	33,811
Due from broker—variation margin	15,792
Prepaid expenses	10,187

Total Assets	558,065,068

LIABILITIES
Collateral for securities on loan	41,794,833
Payable for investments purchased	2,155,535
Payable to custodian	493,894
Payable for Series shares repurchased	354,048
Management fee payable	315,587
Accrued expenses and other liabilities	186,839
Unrealized depreciation on forward foreign currency exchange contracts	31,520
Affiliated transfer agent fee payable	789

Total Liabilities	45,333,045

NET ASSETS	$512,732,023

Net assets were comprised of:
Paid-in capital	$750,248,303
Retained earnings	(237,516,280)

Net assets, December 31, 2008	$512,732,023

Net asset value and redemption price per share, $512,732,023 / 39,222,762 outstanding shares of beneficial interest	$13.07

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $929,030)	$20,232,460
Affiliated dividend income	1,053,583
Affiliated income from securities loaned, net	653,468
Interest	37,995

21,977,506

EXPENSES
Management fee	5,774,376
Custodian’s fees and expenses	318,000
Shareholders’ reports	286,000
Audit fee	25,000
Trustees’ fees	19,000
Insurance expenses	11,000
Legal fees and expenses	8,000
Interest expense (Note 8)	5,872
Transfer agent’s fees and expenses (including affiliated expense of $4,000) (Note 4)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	47,071

Total expenses	6,500,319

NET INVESTMENT INCOME	15,477,187

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(100,792,830)
Futures transactions	(221,846)
Foreign currency transactions	(981,548)

(101,996,224)

Net change in unrealized appreciation (depreciation) on:
Investments	(316,117,734)
Foreign currencies	(208,538)

(316,326,272)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(418,322,496)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(402,845,309)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,477,187	$14,020,422
Net realized gain (loss) on investment, futures and foreign currency transactions	(101,996,224)	63,900,215
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(316,326,272)	17,964,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(402,845,309)	95,885,564

DISTRIBUTIONS	(61,349,073)	(10,692,295)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,400,663 and 1,809,090 shares, respectively]	27,172,912	43,514,915
Series shares issued in reinvestment of distributions [2,931,155 and 435,886 shares, respectively]	61,349,073	10,692,295
Series shares repurchased [5,123,305 and 3,630,416 shares, respectively]	(96,604,973)	(87,249,982)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(8,082,988)	(33,042,772)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(472,277,370)	52,150,497
NET ASSETS:
Beginning of year	985,009,393	932,858,896

End of year	$512,732,023	$985,009,393

SEE NOTES TO FINANCIAL STATEMENTS.

A67

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 93.3%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset Backed Securities — 2.4%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,224,738
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16	2,319	2,440,992
Series 1997-20A, Class 1	7.15%	01/01/17	2,361	2,479,221
Series 1997-20G, Class 1	6.85%	07/01/17	837	861,948
Series 1998-20I, Class 1	6.00%	09/01/18	1,894	1,950,338

				8,957,237

Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17	2,819	2,903,795
Series 2501, Class MC	5.50%	09/15/17	1,457	1,507,798
Series 2513, Class HC	5.00%	10/15/17	2,339	2,365,728
Series 2518, Class PV	5.50%	06/15/19	1,920	1,982,436
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,135,163
Series 2002-57, Class ND	5.50%	09/25/17	1,648	1,702,746
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,442,950
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	.781%	10/25/28	124	86,951
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	5.365%	02/25/34	446	276,893

				22,404,460

Commercial Mortgage Backed Securities — 6.2%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	3,362,143
Series 2006-PW11, Class A4(a)	5.456%	03/11/39	860	733,872
Series 2006-T22, Class A4(a)	5.464%	04/12/38	2,700	2,308,903
Commercial Mortgage Load Trust,
Series 2008-LS1, Class A2(a)	6.020%	12/10/49	1,230	971,139
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A3(a)	5.82%	05/15/46	1,300	852,042
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3	4.608%	01/10/40	6,800	5,991,103
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.657%	05/12/39	1,500	1,172,269
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51%	07/15/56	2,500	2,104,880
Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,101,484
Series 2006-IQ11, Class A4(a)	5.772%	10/15/42	2,800	2,298,257
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A3(a)	5.903%	02/15/51	3,000	1,947,987

				22,844,079

Corporate Bonds — 0.3%
DEPFA ACS Bank, 144A	5.125%	03/16/37	1,520	1,100,667

Mortgage Backed Securities — 48.8%
Federal Home Loan Mortgage Corp.(a)	3.537%	05/01/34	1,395	1,390,847
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34	9,041	9,257,175
Federal Home Loan Mortgage Corp.	5.50%	05/01/37-05/01/38	4,915	5,036,248
Federal Home Loan Mortgage Corp.	5.50%	TBA 30 YR	9,000	9,210,941
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	577	596,102
Federal Home Loan Mortgage Corp.	6.50%	02/01/09-09/01/32	531	552,321
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32	253	261,258
Federal National Mortgage Association(a)	3.677%	07/01/33	3,693	3,519,435
Federal National Mortgage Association(a)	3.769%	04/01/34	526	526,935
Federal National Mortgage Association(a)	4.056%	08/01/33	2,488	2,472,778

SEE NOTES TO FINANCIAL STATEMENTS.

A68

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage Backed Securities (continued)
Federal National Mortgage Association	4.50%		TBA 15 YR	$7,000	$7,153,124
Federal National Mortgage Association(a)	4.514%		06/01/34	1,052	1,039,323
Federal National Mortgage Association(a)	4.735%		04/01/34	1,177	1,183,353
Federal National Mortgage Association	5.00%		07/01/18-05/01/36	11,278	11,598,396
Federal National Mortgage Association	5.00%		TBA 30 YR	14,500	14,803,600
Federal National Mortgage Association	5.50%		01/01/17-05/01/37	37,559	38,561,171
Federal National Mortgage Association	5.50%		TBA 15 YR	4,500	4,633,596
Federal National Mortgage Association	5.50%		TBA 30 YR	19,500	19,987,499
Federal National Mortgage Association	6.00%		11/01/14-05/01/36	13,160	13,579,945
Federal National Mortgage Association	6.00%		TBA 30 YR	5,000	5,146,875
Federal National Mortgage Association	6.26%		03/01/11	1,128	1,175,081
Federal National Mortgage Association	6.50%		11/01/09-10/01/37	6,184	6,441,847
Federal National Mortgage Association	7.00%		02/01/12-01/01/36	1,341	1,410,057
Federal National Mortgage Association	7.50%		11/01/09-10/01/12	96	100,181
Federal National Mortgage Association	8.00%		03/01/22-02/01/26	33	35,069
Federal National Mortgage Association	9.00%		02/01/25-04/01/25	190	207,933
Government National Mortgage Association	5.00%		07/15/33-04/15/34	3,507	3,610,755
Government National Mortgage Association	5.50%		03/15/34-03/15/36	3,562	3,678,409
Government National Mortgage Association	6.00%		TBA 30 YR	10,000	10,315,619
Government National Mortgage Association	6.50%		07/15/32-08/15/32	708	744,007
Government National Mortgage Association	7.00%		03/15/23-08/15/28	1,616	1,712,894
Government National Mortgage Association	7.50%		12/15/25-02/15/26	324	343,935
Government National Mortgage Association	8.50%		09/15/24-04/15/25	457	489,247

					180,775,956

Municipal Bonds — 0.5%
Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ.	5.05%		07/01/42	1,800	1,791,342

U.S. Government Agency Obligations — 14.8%
Federal Farm Credit Bank	3.875%		10/07/13	3,855	4,097,302
Federal Farm Credit Bank	4.875%		01/17/17	980	1,104,412
Federal Farm Credit Bank	5.125%		08/25/16	2,060	2,357,242
Federal Home Loan Bank	5.00%		11/17/17	1,285	1,473,251
Federal Home Loan Bank	5.625%		06/11/21	2,015	2,321,794
Federal Home Loan Mortgage Corp.	4.875%		11/15/13	12,460	13,902,045
Federal National Mortgage Association	4.875%		05/18/12	6,805	7,410,441
Federal National Mortgage Association	5.00%		05/11/17	4,370	4,982,757
FICO Strip Principal	3.23%	(d)	05/11/18	4,000	2,971,200
General Electric Cap Corp.	3.00%		12/09/11	12,420	12,840,417
Tennessee Valley Authority	4.50%		04/01/18	805	888,075
Tennessee Valley Authority	5.50%		06/15/38	465	588,439

					54,937,375

U.S. Government Securities — 14.3%
United States Treasury Bonds(c)	4.375%		02/15/38	40	53,575
United States Treasury Bonds	4.50%		05/15/38	1,290	1,760,649
United States Treasury Bonds	4.75%		02/15/37	280	390,163
United States Treasury Bonds	5.00%		05/15/37	75	108,668
United States Treasury Bonds	6.00%		02/15/26	245	341,928
United States Treasury Bonds	6.125%		08/15/29	210	308,241
United States Treasury Bonds(c)	6.25%		08/15/23	18,400	25,095,870
United States Treasury Bonds	7.875%		02/15/21	585	869,456
United States Treasury Bonds(b)	8.75%		08/15/20	505	788,352
United States Treasury Inflation Index	1.375%		07/15/18	2,793	2,612,066
United States Treasury Inflation Index(c)	1.875%		07/15/13	1,893	1,782,427
United States Treasury Inflation Index(c)	2.00%		01/15/14	5,716	5,415,758
United States Treasury Notes	.88%		12/31/10	370	370,810
United States Treasury Notes	1.50%		12/31/13	1,920	1,915,649
United States Treasury Strips(b)	3.36%	(d)	05/15/21	6,880	4,553,975

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Securities (continued)
United States Treasury Strips(c)	3.94%	(d)	05/15/20	$3,220	$2,214,272
United States Treasury Strips(c)	4.21%	(d)	11/15/21	3,840	2,489,614
United States Treasury Strips	4.25%	(d)	08/15/29	3,320	1,757,253

					52,828,726

TOTAL LONG-TERM INVESTMENTS (cost $338,442,008)					345,639,842

				Shares
SHORT-TERM INVESTMENTS — 35.0%
AFFILIATED MUTUAL FUNDS — 35.0%
Dryden Core Investment Fund — Short-Term Bond Series (cost $52,702,668) (Note 4)(f)				5,329,243	39,223,226
Dryden Core Investment Fund — Taxable Money Market Series (cost $90,360,512; includes $35,682,480 of cash collateral received for securities on loan) (Note 4)(e)(f)				90,360,512	90,360,512

TOTAL AFFILIATED MUTUAL FUNDS (cost $143,063,180)					129,583,738

				Contracts
OUTSTANDING OPTIONS PURCHASED
Put Options
Euro, expiring 03/17/09 @ $124.50 (cost $49,981)				347,600	5

TOTAL SHORT-TERM INVESTMENTS (cost $143,113,161)					129,583,743

TOTAL INVESTMENTS — 128.3% (cost $481,555,169)					475,223,585
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (28.3)%					(104,710,132)

NET ASSETS — 100.0%					$370,513,453

The following abbreviations are used in portfolio descriptions:

144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corporation
TBA	To be announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2008.

(b)	Security segregated as collateral for futures contracts.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $34,323,716; cash collateral of $35,682,480 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

(g)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial future contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open future contracts outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at December 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
7	U.S. Treasury 5 Yr. Notes	Mar. 09	$833,383	$835,087	$(1,704)
114	U.S. Treasury 10 Yr. Notes	Mar. 09	14,335,500	13,418,293	917,207

					915,503

Short Positions:
6	U.S. Treasury 2 Yr. Notes	Mar. 09	1,308,375	1,303,297	(5,078)
105	U.S. Long Bond	Mar. 09	14,494,922	13,798,649	(696,273)

					(701,351)

					$214,152

Open forward foreign currency exchange contracts outstanding at December 31, 2008:

Purchase Contracts:	Notional Amount (000)	Payable at Statement Date	Value at December 31, 2008	Unrealized Depreciation
Pound Sterling expiring 1/23/09	GBP 38,370	$57,458	$55,129	$(2,329)
Iceland Krona expiring 5/29/09	ISK 5,513,175	68,700	44,058	(24,642)
Iceland Krona expiring 5/29/09	ISK 5,803,413	67,900	46,377	(21,523)

				$(48,494)

Sales Contracts:	Notional Amount (000)	Receivable at Statement Date	Value at December 31, 2008	Unrealized Depreciation
Iceland Krona expiring 5/29/09	ISK 11,316,588	$50,747	$90,435	$(39,688)

				$(88,182)

Interest rate swap agreements outstanding at December 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG(1)	8/15/15	$2,255	3.71198%	3 month LIBOR	$(188,936)
Merrill Lynch Capital Services(1)	5/15/16	3,335	4.39706%	3 month LIBOR	(448,346)
Deutsche Bank AG(1)	5/15/16	1,465	4.49000%	3 month LIBOR	(206,217)
Royal Bank of Scotland(2)	10/21/13	7,000	3.88272%	3 month LIBOR	540,837
Royal Bank of Scotland(1)	10/24/13	7,000	3.52959%	3 month LIBOR	(435,885)
Royal Bank of Scotland(2)	10/31/13	7,000	3.77203%	3 month LIBOR	518,565
Royal Bank of Scotland(1)	10/31/13	7,000	3.76805%	3 month LIBOR	(517,233)
Merrill Lynch Capital Services(2)	10/10/13	3,335	3.78448%	3 month LIBOR	242,926
Citigroup(2)	10/20/13	3,335	4.05924%	3 month LIBOR	285,419

					$(208,870)

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

GBP	British Pound
ISK	Iceland Krona

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$129,583,738	$214,152
Level 2—Other Significant Observable Inputs	345,639,847	(297,052)
Level 3—Significant Unobservable Inputs	—	—

Total	$475,223,585	$(82,900)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and December 31, 2008, the Portfolio did not use any significant unobservable input (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 was as follows:

Mortgage Backed Securities	48.8%
Affiliated Money Market Mutual Funds (including 9.6% of collateral received for securities on loan)	35.0
U.S. Government Agency Obligations	14.8
U.S. Government Treasury Securities	14.3
Commercial Mortgage Backed Securities	6.2
Collateralized Mortgage Obligations	6.0
Asset Backed Securities	2.4
Municipal Bonds	0.5
Corporate Bonds	0.3

128.3
Liabilities in excess of other assets	(28.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments, at value including securities on loan of $34,323,716:
Unaffiliated investments (cost $338,491,989)	$345,639,847
Affiliated investments (cost $143,063,180)	129,583,738
Receivable for investments sold	46,550,320
Dividends and interest receivable	2,095,820
Unrealized appreciation on swaps	1,587,747
Due from broker—variation margin	161,800
Receivable for Series shares sold	49,876
Prepaid expenses	4,198

Total Assets	525,673,346

LIABILITIES
Payable for investments purchased	117,272,372
Collateral for securities on loan	35,682,480
Unrealized depreciation on swaps	1,796,617
Management fee payable	124,762
Accrued expenses and other liabilities	118,102
Unrealized depreciation on forward currency contracts	88,182
Payable for Series shares repurchased	67,577
Payable to custodian	6,313
Deferred trustees’ fees	2,859
Affiliated transfer agent fee payable	629

Total Liabilities	155,159,893

NET ASSETS	$370,513,453

Net assets were comprised of:
Paid-in capital	$375,032,293
Retained earnings	(4,518,840)

Net assets, December 31, 2008	$370,513,453

Net asset value and redemption price per share, $370,513,453 / 32,488,713 outstanding shares of beneficial interest	$11.40

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated interest income	$12,343,455
Affiliated dividend income	3,076,191
Affiliated income from securities loaned, net	310,267

15,729,913

EXPENSES
Management fee	1,397,986
Shareholders’ reports	144,000
Interest expense (Note 8)	115,988
Custodian’s fees and expenses	102,000
Audit fee	28,000
Trustees’ fees	12,000
Legal fees and expenses	6,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $3,600) (Note 4)	4,000
Miscellaneous	9,072

Total expenses	1,823,046

NET INVESTMENT INCOME	13,906,867

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,203,908
Foreign currency transactions	27,197
Futures transactions	1,679,784
Short sale transactions	(609,778)
Swap transactions	1,879,723

8,180,834

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $(10,914,076))	(6,622,115)
Foreign currencies	(95,038)
Futures	328,929
Swaps	(848,867)

(7,237,091)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	943,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,850,610

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$13,906,867	$15,840,887
Net realized gain (loss) on investments and foreign currency transactions	8,180,834	(618,671)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,237,091)	3,580,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,850,610	18,803,164

DISTRIBUTIONS	(14,159,429)	(15,181,670)

SERIES SHARE TRANSACTIONS:
Series shares sold [3,779,508 and 722,847 shares, respectively]	43,082,961	8,166,048
Series shares issued in reinvestment of distributions [1,259,137 and 1,353,614 shares, respectively]	14,159,429	15,181,670
Series shares repurchased [2,453,088 and 3,624,503 shares, respectively]	(27,727,532)	(40,920,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	29,514,858	(17,572,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,206,039	(13,951,371)
NET ASSETS:
Beginning of year	340,307,414	354,258,785

End of year	$370,513,453	$340,307,414

SEE NOTES TO FINANCIAL STATEMENTS.

A73

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	December 31, 2008

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace/Defense — 2.8%
Boeing Co.(b)	167,036	$7,127,426
General Dynamics Corp.	92,900	5,350,111
Goodrich Corp.	28,600	1,058,772
Honeywell International, Inc.	164,750	5,408,743
L-3 Communications Holdings, Inc.	27,400	2,021,572
Lockheed Martin Corp.	76,598	6,440,360
Northrop Grumman Corp.	79,426	3,577,347
Precision Castparts Corp.	30,800	1,831,984
Raytheon Co.	98,118	5,007,943
Rockwell Collins, Inc.	33,300	1,301,697
United Technologies Corp.	214,300	11,486,480

		50,612,435

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	38,200	2,102,146
Expeditors International Washington, Inc.(b)	48,200	1,603,614
FedEx Corp.	70,440	4,518,726
United Parcel Service, Inc. (Class B Stock)	226,400	12,488,224

		20,712,710

Airlines — 0.1%
Southwest Airlines Co.	164,137	1,414,861

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(a)	37,200	222,084
Johnson Controls, Inc.	138,300	2,511,528

		2,733,612

Automobiles — 0.1%
Ford Motor Co.(a)(b)	480,959	1,101,396
General Motors Corp.(b)	110,100	352,320
Harley-Davidson, Inc.(b)	52,600	892,622

		2,346,338

Beverages — 2.5%
Brown-Forman Corp. (Class B)	21,500	1,107,035
Coca-Cola Co. (The)(b)	448,600	20,308,122
Coca-Cola Enterprises, Inc.	74,800	899,844
Constellation Brands, Inc. (Class A Stock)(a)	38,200	602,414
DR Pepper Snapple Group Inc (a)	57,400	932,750
Molson Coors Brewing Co. (Class B Stock)	34,100	1,668,172
Pepsi Bottling Group, Inc.	33,600	756,336
PepsiCo, Inc.	353,340	19,352,432

		45,627,105

Biotechnology — 2.1%
Amgen, Inc.(a)	242,164	13,984,971
Biogen Idec, Inc.(a)	68,925	3,282,898
Celgene Corp.(a)(b)	100,000	5,528,000
Cephalon, Inc.(a)(b)	14,400	1,109,376
Genzyme Corp.(a)	60,300	4,002,111
Gilead Sciences, Inc.(a)(b)	206,200	10,545,068

		38,452,424

COMMON STOCKS (continued)	Shares	Value (Note 2)

Building Products — 0.1%
Masco Corp.	81,300	$904,869

Capital Markets — 2.4%
American Capital Strategies Ltd.(b)	46,900	151,956
Ameriprise Financial, Inc.	58,200	1,359,552
Bank of New York Mellon Corp.(The)	261,189	7,399,484
Charles Schwab Corp.	216,600	3,502,422
E*Trade Financial Corp.(a)(b)	72,800	83,720
Federated Investors, Inc. (Class B Stock)	22,600	383,296
Franklin Resources, Inc.	36,800	2,347,104
Goldman Sachs Group, Inc. (The)	99,000	8,354,610
Invesco Limited	81,400	1,175,416
Janus Capital Group, Inc.	39,000	313,170
Legg Mason, Inc.	32,600	714,266
Merrill Lynch & Co., Inc.	344,500	4,009,980
Morgan Stanley (b)	257,810	4,135,272
Northern Trust Corp.	50,000	2,607,000
State Street Corp.	96,100	3,779,613
T. Rowe Price Group, Inc.(b)	60,600	2,147,664

		42,464,525

Chemicals — 1.7%
Air Products & Chemicals, Inc.	48,200	2,423,014
CF Industries Holding Inc	11,900	585,004
Dow Chemical Co. (The)	212,861	3,212,072
E.I. du Pont de Nemours & Co.	200,191	5,064,832
Eastman Chemical Co.	19,600	621,516
Ecolab, Inc.	36,300	1,275,945
International Flavors & Fragrances, Inc.	16,100	478,492
Monsanto Co.	122,296	8,603,524
PPG Industries, Inc.	35,800	1,518,994
Praxair, Inc.	71,300	4,232,368
Rohm & Haas Co.	25,600	1,581,824
Sigma-Aldrich Corp.(b)	27,600	1,165,824

		30,763,409

Commercial Banks — 3.1%
BB&T Corp.(b)	128,300	3,523,118
Comerica, Inc.	36,450	723,533
Fifth Third Bancorp	132,849	1,097,333
First Horizon National Corp.(b)	46,479	491,283
Huntington Bancshares, Inc.(b)	114,775	879,177
KeyCorp.(b)	109,000	928,680
M&T Bank Corp.(b)	17,600	1,010,416
Marshall & Ilsley Corp.(b)	58,698	800,641
National City Corp.	443,700	803,097
PNC Financial Services Group, Inc.(b)	80,000	3,920,000
Regions Financial Corp.	176,212	1,402,648
SunTrust Banks, Inc.	81,900	2,419,326
US Bancorp	399,481	9,991,020
Wachovia Corp.	471,455	2,611,861
Wells Fargo & Co.(b)	852,220	25,123,446
Zions Bancorporation(b)	30,300	742,653

		56,468,232

SEE NOTES TO FINANCIAL STATEMENTS.

A74

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	25,400	$831,342
Cintas Corp.	28,500	662,055
Pitney Bowes, Inc.	47,900	1,220,492
Republic Services, Inc.	64,410	1,596,724
R.R. Donnelley & Sons Co.	54,200	736,036
Stericycle, Inc.(a)	19,300	1,005,144
Waste Management, Inc.	113,330	3,755,756

		9,807,549

Communications Equipment — 2.4%
Ciena Corp.(a)	10,657	71,402
Cisco Systems, Inc.(a)	1,334,400	21,750,720
Corning, Inc.	368,400	3,510,852
Harris Corp.	30,400	1,156,720
JDS Uniphase Corp.(a)	45,587	166,393
Juniper Networks, Inc.(a)(b)	120,900	2,116,959
Motorola, Inc.	480,595	2,129,036
QUALCOMM, Inc.	367,400	13,163,942
Tellabs, Inc.(a)	88,000	362,560

		44,428,584

Computers & Peripherals — 4.2%
Apple, Inc.(a)	198,600	16,950,510
Dell, Inc.(a)	410,200	4,200,448
EMC Corp.(a)(b)	475,074	4,974,025
Hewlett-Packard Co.	558,916	20,283,062
International Business Machines Corp.(b)	306,200	25,769,792
Lexmark International, Inc. (Class A Stock)(a)(b)	23,614	635,217
Netapp, Inc.(a)(b)	79,400	1,109,218
QLogic Corp.(a)(b)	36,100	485,184
SanDisk Corp.(a)	47,800	458,880
Sun Microsystems, Inc.(a)	178,950	683,589
Teradata Corp.(a)	46,300	686,629

		76,236,554

Construction & Engineering — 0.2%
Fluor Corp.	41,400	1,857,618
Jacobs Engineering Group, Inc.(a)	28,500	1,370,850

		3,228,468

Construction Materials — 0.1%
Vulcan Materials Co.(b)	21,900	1,523,802

Consumer Finance — 0.5%
American Express Co.(b)	268,200	4,975,110
Capital One Financial Corp.(b)	88,569	2,824,465
Discover Financial Services	120,505	1,148,413
SLM Corp.(a)(b)	99,000	881,100

		9,829,088

Containers & Packaging — 0.2%
Ball Corp.	23,400	973,206
Bemis Co., Inc.	21,300	504,384
Pactiv Corp.(a)	26,300	654,344
Sealed Air Corp.	39,820	594,911

		2,726,845

COMMON STOCKS (continued)	Shares	Value (Note 2)

Distributors — 0.1%
Genuine Parts Co.	37,325	$1,413,125

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(a)	25,700	1,969,134
H&R Block, Inc.	79,500	1,806,240

		3,775,374

Diversified Financial Services — 3.3%
Bank of America Corp.(b)	1,130,235	15,913,709
CIT Group, Inc.(b)	77,300	350,942
Citigroup, Inc.	1,237,476	8,303,464
CME Group, Inc.	14,670	3,052,974
IntercontinentalExchange, Inc.(a)	15,100	1,244,844
JPMorgan Chase & Co.	839,845	26,480,313
Leucadia National Corp.(b)	38,900	770,220
Moody’s Corp.(b)	46,620	936,596
Nasdaq Stock Market (The), Inc.(a)	25,700	635,047
NYSE Euronext	56,700	1,552,446

		59,240,555

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,333,711	38,010,763
CenturyTel, Inc.	22,200	606,726
Embarq Corp.	35,176	1,264,929
Frontier Communications Corp.	84,200	735,908
Qwest Communications International, Inc.(b)	341,747	1,243,959
Verizon Communications, Inc.	641,638	21,751,528
Windstream Corp.	117,565	1,081,598

		64,695,411

Electric Utilities — 2.4%
Allegheny Energy, Inc.	36,000	1,218,960
American Electric Power Co., Inc.	94,140	3,132,979
Duke Energy Corp.	285,382	4,283,584
Edison International	78,300	2,514,996
Entergy Corp.	43,000	3,574,590
Exelon Corp.	148,050	8,233,061
FirstEnergy Corp.	70,336	3,416,923
FPL Group, Inc.	92,500	4,655,525
Pepco Holdings, Inc.	47,400	841,824
Pinnacle West Capital Corp.	24,200	777,546
PPL Corp.	84,800	2,602,512
Progress Energy, Inc.	58,414	2,327,798
Southern Co.	170,300	6,301,100

		43,881,398

Electrical Equipment — 0.5%
Cooper Industries, Ltd. (Class A Stock)	40,500	1,183,815
Emerson Electric Co.	175,600	6,428,716
Rockwell Automation, Inc.	32,500	1,047,800

		8,660,331

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	85,582	1,337,647
Amphenol Corp., (Class A Stock)	33,000	791,340
Jabil Circuit, Inc.	44,000	297,000

SEE NOTES TO FINANCIAL STATEMENTS.

A75

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electronic Equipment & Instruments (continued)
Molex, Inc.	26,600	$385,434
Tyco Electronics Ltd. (Bermuda)	114,460	1,855,397

		4,666,818

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	68,530	2,197,757
BJ Services Co.	67,500	787,725
Cameron International Corp.(a)	49,500	1,014,750
ENSCO International, Inc.	32,200	914,158
Halliburton Co.	195,400	3,552,372
Nabors Industries Ltd.(a)	54,000	646,380
National-Oilwell Varco, Inc.(a)	89,200	2,180,048
Noble Corp.	60,600	1,338,654
Rowan Cos., Inc.	24,100	383,190
Schlumberger Ltd.	271,500	11,492,595
Smith International, Inc.	43,200	988,848
Weatherford International Ltd.(a)	152,000	1,644,640

		27,141,117

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	99,132	5,204,430
CVS Caremark Corp.	322,838	9,278,364
Kroger Co. (The)	145,900	3,853,219
Safeway, Inc.	103,900	2,469,703
SUPERVALU, Inc.	50,508	737,417
Sysco Corp.	137,200	3,147,368
Walgreen Co.(b)	217,300	5,360,791
Wal-Mart Stores, Inc.	506,700	28,405,601
Whole Foods Market, Inc.(b)	28,300	267,152

		58,724,045

Food Products — 1.8%
Archer-Daniels-Midland Co.(b)	148,338	4,276,585
Campbell Soup Co.(b)	48,800	1,464,488
ConAgra Food, Inc.	114,000	1,881,000
Dean Foods Co.(a)	31,800	571,446
General Mills, Inc.	76,900	4,671,675
H.J. Heinz Co.	71,150	2,675,240
Hershey Co. (The)	37,700	1,309,698
J.M. Smucker Co. (The)	25,700	1,114,352
Kellogg Co.	55,200	2,420,520
Kraft Foods, Inc. (Class A Stock)	339,811	9,123,925
McCormick & Co., Inc.	31,300	997,218
Sara Lee Corp.	168,000	1,644,720
Tyson Foods, Inc. (Class A Stock)	59,900	524,724

		32,675,591

Gas Utilities — 0.1%
Equitable Resources, Inc.(b)	21,600	724,680
Nicor, Inc.	10,200	354,348
Questar Corp.(b)	39,800	1,301,062

		2,380,090

Healthcare Equipment & Supplies — 2.2%
Baxter International, Inc.	142,600	7,641,934
Becton Dickinson & Co.	57,700	3,946,103
Boston Scientific Corp.(a)	339,999	2,631,592
C.R. Bard, Inc.	23,400	1,971,684
Covidien Ltd. (Bermuda)	113,960	4,129,910

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Densply International, Inc.	33,600	$948,864
Hospira, Inc.(a)	37,220	998,240
Intuitive Surgical, Inc.(a)(b)	8,800	1,117,512
Medtronic, Inc.	259,300	8,147,206
St. Jude Medical, Inc.(a)	79,300	2,613,728
Stryker Corp.	56,000	2,237,200
Varian Medical Systems, Inc.(a)(b)	28,100	984,624
Zimmer Holdings, Inc.(a)	53,886	2,178,072

		39,546,669

Healthcare Providers & Services — 2.1%
Aetna, Inc.	110,348	3,144,918
AmerisourceBergen Corp.	38,300	1,365,778
Cardinal Health, Inc.	80,175	2,763,632
CIGNA Corp.	69,600	1,172,760
Coventry Health Care, Inc.(a)	35,650	530,472
Davita Inc.(a)	23,600	1,169,852
Express Scripts, Inc.(a)	59,900	3,293,302
Humana, Inc.(a)	40,800	1,521,024
Laboratory Corp. of America Holdings(a)(b)	23,300	1,500,753
McKesson Corp.	64,107	2,482,864
Medco Health Solutions, Inc.(a)	113,092	4,739,686
Patterson Cos., Inc.(a)	19,100	358,125
Quest Diagnostics, Inc.	38,300	1,988,153
Tenet Healthcare Corp.(a)	90,000	103,500
UnitedHealth Group, Inc.	272,200	7,240,520
Wellpoint, Inc.(a)(b)	118,600	4,996,618

		38,371,957

Healthcare Technology
IMS Health, Inc.	47,420	718,887

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	96,100	2,337,152
Darden Restaurants, Inc.	35,550	1,001,799
International Game Technology	59,000	701,510
Marriott International, Inc. (Class A Stock)	63,600	1,237,020
McDonald’s Corp.	253,500	15,765,165
Starbucks Corp.(a)	159,100	1,505,086
Starwood Hotels & Resorts Worldwide, Inc.	43,000	769,700
Wynn Resorts Ltd. (a)	9,900	418,374
Wyndham Worldwide Corp.(b)	44,763	293,198
Yum! Brands, Inc.	107,100	3,373,650

		27,402,654

Household Durables — 0.4%
Black & Decker Corp.(b)	11,400	476,634
Centex Corp.	24,600	261,744
D.R. Horton, Inc.	55,200	390,264
Fortune Brands, Inc.	33,800	1,395,264
Harman International Industries, Inc.(b)	14,100	235,893
KB Home.(b)	17,232	234,700
Leggett & Platt, Inc.	44,300	672,917
Lennar Corp. (Class A Stock)(b)	29,000	251,430

SEE NOTES TO FINANCIAL STATEMENTS.

A76

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Durables (continued)
Newell Rubbermaid, Inc.	64,649	$632,267
Pulte Homes, Inc.	35,700	390,201
Snap-On, Inc.	12,300	484,374
Stanley Works (The)	19,100	651,310
Whirlpool Corp.(b)	17,507	723,914

		6,800,912

Household Products — 3.1%
Clorox Co.	31,300	1,739,028
Colgate-Palmolive Co.	117,400	8,046,596
Kimberly-Clark Corp.	95,788	5,051,859
Procter & Gamble Co.	677,981	41,912,784

		56,750,267

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)(b)	159,700	1,315,928
Constellation Energy Group, Inc.	34,850	874,387
Dynegy, Inc. (Class A Stock)(a)	92,800	185,600

		2,375,915

Industrial Conglomerates — 2.8%
3M Co.	157,200	9,045,288
General Electric Co.	2,365,700	38,324,339
Textron, Inc.	57,800	801,686
Tyco International Ltd. (Bermuda)	115,160	2,487,456

		50,658,769

Insurance — 2.5%
AFLAC, Inc.(b)	108,700	4,982,808
Allstate Corp. (The)	123,488	4,045,467
American International Group, Inc.(b)	536,587	842,442
Aon Corp.	63,925	2,920,094
Assurant, Inc.(b)	24,500	735,000
Chubb Corp.	83,200	4,243,200
Cincinnati Financial Corp.	41,528	1,207,219
Genworth Financial, Inc. (Class A Stock)	112,300	317,809
Hartford Financial Services Group, Inc.	74,800	1,228,216
Lincoln National Corp.	62,963	1,186,223
Loews Corp.	79,426	2,243,785
Marsh & McLennan Co., Inc.	117,100	2,842,017
MBIA, Inc.(b)	36,550	148,759
MetLife, Inc.	176,700	6,159,762
Principal Financial Group, Inc.(b)	61,300	1,383,541
Progressive Corp. (The)	148,100	2,193,361
Torchmark Corp.	21,900	978,930
Travelers Cos., Inc. (The)	136,798	6,183,270
Unum Group	86,456	1,608,082
XL Capital Ltd. (Class A Stock)	74,300	274,910

		45,724,895

Internet & Catalog Retail — 0.2%
Amazon.Com, Inc.(a)(b)	68,700	3,522,936
Expedia, Inc.(a)	44,900	369,976

		3,892,912

Internet Software & Services — 1.4%
Akamai Technologies, Inc.(a)	36,100	544,749
eBay, Inc.(a)	254,600	3,554,216

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services (continued)
Google, Inc. (Class A Stock)(a)	54,050	$16,628,483
VeriSign, Inc.(a)	44,500	849,060
Yahoo!, Inc.(a)(b)	302,600	3,691,720

		25,268,228

IT Services — 0.9%
Affiliated Computer Services, Inc. (Class A Stock)(a)	22,500	1,033,875
Automatic Data Processing, Inc.	117,400	4,618,516
Cognizant Technology Solutions Corp. (Class A Stock)(a)	58,600	1,058,316
Computer Sciences Corp.(a)	36,700	1,289,638
Convergys Corp.(a)	32,200	206,402
Fidelity National Information Services, Inc.	37,900	616,633
Fiserv, Inc.(a)	34,700	1,262,039
Mastercard Inc (Class A Stock)	15,200	2,172,536
Paychex, Inc.(b)	71,250	1,872,450
Total System Services, Inc.	41,593	582,302
Western Union Co. (The)	166,704	2,390,535

		17,103,242

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(b)	61,000	401,380
Hasbro, Inc.	31,550	920,314
Mattel, Inc.	78,181	1,250,896

		2,572,590

Life Sciences, Tools & Services — 0.3%
Life Technologies Corp Com (a)	38,930	907,458
Millipore Corp.(a)	12,500	644,000
PerkinElmer, Inc.	18,000	250,380
Thermo Fisher Scientific, Inc.(a)	89,100	3,035,637
Waters Corp.(a)	23,000	842,950

		5,680,425

Machinery — 1.6%
Caterpillar, Inc.(b)	132,100	5,900,907
Cummins, Inc.	42,600	1,138,698
Danaher Corp.	55,200	3,124,872
Deere & Co.	97,300	3,728,536
Dover Corp.	43,500	1,432,020
Eaton Corp.	36,500	1,814,415
Flowserve Corp.	12,000	618,000
Illinois Tool Works, Inc.	90,500	3,172,025
Ingersoll-Rand Co. Ltd. (Class A Stock)	70,247	1,218,785
ITT Corp.(b)	41,500	1,908,585
Manitowoc Co., Inc.(The)	22,600	195,716
PACCAR, Inc.(b)	84,028	2,403,201
Pall Corp.	26,200	744,866
Parker Hannifin Corp.	39,687	1,688,285

		29,088,911

Media — 2.5%
CBS Corp. (Class B Stock)(b)	168,768	1,382,210
Comcast Corp. (Class A Stock)	650,446	10,979,528
DIRECTV Group, Inc. (The)(a)(b)	124,200	2,845,422
Gannett Co., Inc.(b)	56,300	450,400

SEE NOTES TO FINANCIAL STATEMENTS.

A77

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Interpublic Group of Cos., Inc.(a)(b)	96,000	$380,160
McGraw-Hill Cos., Inc. (The)	72,900	1,690,551
Meredith Corp.(b)	7,200	123,264
New York Times Co. (The) (Class A Stock)(b)	23,500	172,255
News Corp. (Class A Stock)	515,000	4,681,350
Omnicom Group, Inc.	71,500	1,924,780
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	446,600
Time Warner, Inc.(b)	814,820	8,197,089
Viacom, Inc. (Class B Stock)(a)	137,168	2,614,422
Walt Disney Co. (The)	428,201	9,715,881
Washington Post Co. (The) (Class B Stock)	1,200	468,300

		46,072,212

Metals & Mining — 0.8%
AK Steel Holding Corp	23,900	222,748
Alcoa, Inc.(b)	189,476	2,133,500
Allegheny Technologies, Inc.	23,240	593,317
Freeport-McMoRan Copper & Gold, Inc.	88,006	2,150,867
Newmont Mining Corp.	106,103	4,318,392
Nucor Corp.	72,800	3,363,360
Titanium Metals Corp.(b)	8,000	70,480
United States Steel Corp.(b)	27,740	1,031,928

		13,884,592

Multiline Retail — 0.7%
Big Lots, Inc.(a)(b)	16,900	244,881
Family Dollar Stores, Inc.	34,400	896,808
J.C. Penney Co., Inc.	48,000	945,600
Kohl’s Corp.(a)	63,200	2,287,840
Macy’s, Inc.(b)	91,720	949,302
Nordstrom, Inc.(b)	36,500	485,815
Sears Holdings Corp.(a)(b)	12,312	478,567
Target Corp.(b)	170,268	5,879,354

		12,168,167

Multi-Utilities — 1.4%
Ameren Corp.	48,500	1,613,110
CenterPoint Energy, Inc.	79,010	997,106
CMS Energy Corp.(b)	58,500	591,435
Consolidated Edison, Inc.	62,800	2,444,804
Dominion Resources, Inc.	132,584	4,751,811
DTE Energy Co.	36,900	1,316,223
Integrys Energy Group, Inc.	17,750	762,895
NiSource, Inc.	65,900	722,923
PG&E Corp.	79,600	3,081,316
Public Service Enterprise Group, Inc.	112,900	3,293,293
Sempra Energy	54,454	2,321,374
TECO Energy, Inc.	42,100	519,935
Wisconsin Energy Corp.	24,500	1,028,510
Xcel Energy, Inc.	101,295	1,879,022

		25,323,757

COMMON STOCKS (continued)	Shares	Value (Note 2)

Office Electronics — 0.1%
Xerox Corp.	220,692	$1,758,915

Oil, Gas & Consumable Fuels — 11.5%
Anadarko Petroleum Corp.	105,626	4,071,882
Apache Corp.	75,250	5,608,383
Cabot Oil & Gas Corporation	19,000	494,000
Chesapeake Energy Corp.	114,900	1,857,933
Chevron Corp.	459,692	34,003,416
ConocoPhillips	341,379	17,683,432
Consol Energy, Inc.	42,700	1,220,366
Devon Energy Corp.	100,200	6,584,142
El Paso Corp.(b)	158,811	1,243,490
EOG Resources, Inc.	56,900	3,788,402
Exxon Mobil Corp.	1,152,270	91,985,713
Hess Corp.	63,800	3,422,232
Marathon Oil Corp.	158,194	4,328,188
Massey Energy Co.	17,500	241,325
Murphy Oil Corp.	44,600	1,978,010
Noble Energy, Inc.	36,900	1,816,218
Occidental Petroleum Corp.	181,400	10,882,186
Peabody Energy Corp.	60,700	1,380,925
Pioneer Natural Resources Co.	27,100	438,478
Range Resources Corp.	32,200	1,107,358
Southwestern Energy Co.(a)	78,100	2,262,557
Spectra Energy Corp.	142,142	2,237,315
Sunoco, Inc.(b)	27,000	1,173,420
Tesoro Petroleum Corporation	29,500	388,515
Valero Energy Corp.	120,900	2,616,276
Williams Cos., Inc.	131,900	1,909,912
XTO Energy, Inc.	123,600	4,359,372

		209,083,446

Paper & Forest Products — 0.2%
International Paper Co.	96,267	1,135,951
MeadWestvaco Corp.	42,489	475,452
Weyerhaeuser Co.	45,400	1,389,694

		3,001,097

Personal Products — 0.2%
Avon Products, Inc.	95,900	2,304,477
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	21,000	650,160

		2,954,637

Pharmaceuticals — 7.8%
Abbott Laboratories	348,900	18,620,793
Allergan, Inc.	68,800	2,774,016
Bristol-Myers Squibb Co.	447,460	10,403,445
Eli Lilly & Co.	229,200	9,229,884
Forest Laboratories, Inc.(a)	71,400	1,818,558
Johnson & Johnson	630,171	37,703,130
King Pharmaceuticals, Inc.(a)	70,733	751,184
Merck & Co., Inc.	484,700	14,734,880
Mylan, Inc.(a)(b)	62,500	618,125
Pfizer, Inc.(b)	1,533,708	27,161,968
Schering-Plough Corp.	364,600	6,209,138
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	1	39

SEE NOTES TO FINANCIAL STATEMENTS.

A78

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc.(a)(b)	25,900	$688,163
Wyeth	304,900	11,436,799

		142,150,122

Professional Services — 0.1%
Equifax, Inc.	31,100	824,772
Robert Half International, Inc.(b)	32,500	676,650
Monster Worldwide, Inc.(a)(b)	25,200	304,668
Dun & Bradstreet Corp	10,200	787,440

		2,593,530

Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co. (Class A Stock)	25,487	294,375
AvalonBay Communities, Inc.	16,400	993,512
Boston Properties, Inc.(b)	27,600	1,518,000
Developers Diversified Realty Corp.(b)	26,400	128,832
Equity Residential Properties Trust	57,500	1,714,650
HCP, Inc.(b)	57,000	1,582,890
Host Hotels & Resorts, Inc.(b)	129,000	976,530
Kimco Realty Corp.(b)	55,700	1,018,196
Plum Creek Timber Co., Inc.(b)	35,000	1,215,900
ProLogis(b)	63,000	875,070
Public Storage, Inc.	27,300	2,170,350
Simon Property Group, Inc.(b)	51,800	2,752,134
Vornado Realty Trust	31,000	1,870,850

		17,111,289

Real Estate Management & Development
CB Richard Ellis Group, Inc., (Class A Stock)(a)	51,100	220,752

Road & Rail — 1.0%
Burlington Northern Santa Fe Corp.(b)	63,026	4,771,698
CSX Corp.	85,024	2,760,729
Norfolk Southern Corp.(b)	87,100	4,098,055
Ryder System, Inc.	12,800	496,384
Union Pacific Corp.(b)	116,200	5,554,360

		17,681,226

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.(a)(b)	106,900	230,904
Altera Corp.(b)	68,300	1,141,293
Analog Devices, Inc.	66,900	1,272,438
Applied Materials, Inc.	291,500	2,952,895
Broadcom Corp., (Class A Stock)(a)	104,550	1,774,214
Intel Corp.(b)	1,269,400	18,609,404
KLA-Tencor Corp.(b)	33,400	727,786
Linear Technology Corp.(b)	48,700	1,077,244
LSI Corp.(a)	156,900	516,201
MEMC Electronic Materials, Inc.(a)	46,700	666,876
Microchip Technology, Inc.(b)	38,900	759,717
Micron Technology, Inc.(a)(b)	154,900	408,936
National Semiconductor Corp.	48,900	492,423

COMMON STOCKS (continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (continued)
Novellus Systems, Inc.(a)	22,400	$276,416
NVIDIA Corp.(a)	109,850	886,490
Teradyne, Inc.(a)	24,000	101,280
Texas Instruments, Inc.	303,000	4,702,560
Xilinx, Inc.	64,200	1,144,044

		37,741,121

Software — 3.6%
Adobe Systems, Inc.(a)	121,400	2,584,606
Autodesk, Inc.(a)	48,200	947,130
BMC Software, Inc.(a)	44,400	1,194,804
CA, Inc.	85,873	1,591,227
Citrix Systems, Inc.(a)	41,900	987,583
Compuware Corp.(a)	71,300	481,275
Electronic Arts, Inc.(a)	63,700	1,021,748
Intuit, Inc.(a)(b)	72,900	1,734,291
Mcafee INC.(a)	28,500	985,245
Microsoft Corp.	1,743,400	33,891,695
Novell, Inc.(a)	73,100	284,359
Oracle Corp.(a)	877,820	15,563,749
Salesforce.com Inc.(a)(b)	18,600	595,386
Symantec Corp.(a)	203,011	2,744,709

		64,607,807

Specialty Retail — 1.7%
Abercrombie & Fitch Co. (Class A Stock)(b)	15,500	357,585
AutoNation, Inc.(a)(b)	35,789	353,595
AutoZone, Inc.(a)	8,700	1,213,389
Bed Bath & Beyond, Inc.(a)(b)	55,900	1,420,978
Best Buy Co., Inc.	74,225	2,086,465
GameStop Corp. (Class A Stock)(a)(b)	37,000	801,420
Gap, Inc. (The)	110,587	1,480,760
Home Depot, Inc.	377,919	8,699,695
Limited Brands, Inc.	64,396	646,536
Lowe’s Cos., Inc.	326,300	7,021,976
Office Depot, Inc.(a)	30,000	89,400
RadioShack Corp.	31,760	379,214
Sherwin-Williams Co. (The)(b)	21,600	1,290,600
Staples, Inc.(b)	149,900	2,686,208
Tiffany & Co.	22,300	526,949
TJX Cos., Inc.(b)	95,500	1,964,435

		31,019,205

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)	84,200	1,748,834
Jones Apparel Group, Inc.	28,000	164,080
NIKE, Inc., (Class B Stock).(b)	85,800	4,375,800
Polo Ralph Lauren Corp.	13,200	599,412
V.F. Corp.	20,136	1,102,849

		7,990,975

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	123,500	1,971,060
People’s United Financial Inc	74,300	1,324,769
Sovereign Bancorp, Inc.	113,405	337,947

		3,633,776

SEE NOTES TO FINANCIAL STATEMENTS.

A79

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)

Tobacco — 1.8%
Altria Group, Inc.	477,100	$7,185,126
Lorillard Inc.	39,331	2,216,302
Philip Morris International, Inc.	457,800	19,918,878
Reynolds American, Inc.	43,400	1,749,454
UST, Inc.(b)	32,400	2,247,912

		33,317,672

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	29,200	1,017,620
W.W. Grainger, Inc.	14,800	1,166,832

		2,184,452

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A Stock)(a)	84,200	2,468,744
Sprint Nextel Corp.(b)	667,322	1,221,199

		3,689,943
TOTAL LONG-TERM INVESTMENTS (cost $1,466,421,113)
		1,777,681,191

SHORT-TERM INVESTMENTS — 15.7%
Affiliated Money Market Mutual Fund — 15.5%
Dryden Core Investment Fund —Taxable Money Market Series (cost $280,621,328; includes $251,874,485 of cash collateral received for securities on loan) (Note 4)(c)(f) (cost $280,621,328)	280,621,328	280,621,328

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)

U.S. Government Obligations(d)(e) — 0.2%
United States Treasury Bill 6/11/2009	$4,300	$4,297,476
United States Treasury Bill 3/19/2009	250	249,975

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,548,573)		4,547,451

TOTAL SHORT-TERM INVESTMENTS (cost $285,169,901)		285,168,779

TOTAL INVESTMENTS — 113.6% (cost $1,751,591,014)		2,062,849,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%		(247,052,555)

NET ASSETS — 100.0%		$1,815,797,415

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $245,048,950 cash collateral of $ 251,874,485 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Open futures contract outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at December 31, 2008	Value at Trade Date	Unrealized Appreciation
Long Position:
167	S&P 500 Index	March 2009	$37,579,176	$37,019,169	$560,007

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level	1—quoted prices in active markets for identical securities
Level	2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level	3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,058,302,519	$560,007
Level 2—Other Significant Observable Inputs	4,547,451	—
Level 3—Significant Unobservable Inputs	—	—

Total	$2,062,849,970	$560,007

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

STOCK INDEX PORTFOLIO (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 13.5% of collateral received for securities on loan)	15.5%
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	7.8
Computers & Peripherals	4.2
Diversified Telecommunication Services	3.6
Software	3.6
Diversified Financial Services	3.3
Food & Staples Retailing	3.2
Commercial Banks	3.1
Household Products	3.1
Aerospace/Defense	2.8
Industrial Conglomerates	2.8
Beverages	2.5
Insurance	2.5
Media	2.5
Capital Markets	2.4
Communications Equipment	2.4
Electric Utilities	2.4
Healthcare Equipment & Supplies	2.2
Biotechnology	2.1
Healthcare Providers & Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Food Products	1.8
Tobacco	1.8
Chemicals	1.7
Specialty Retail	1.7
Machinery	1.6
Energy Equipment & Services	1.5
Hotels, Restaurants & Leisure	1.5
Internet Software & Services	1.4
Multi-Utilities	1.4
Air Freight & Logistics	1.2
Road & Rail	1.0

IT Services	0.9%
Real Estate Investment Trusts	0.9
Metals & Mining	0.8
Multiline Retail	0.7
Commercial Services & Supplies	0.5
Consumer Finance	0.5
Electrical Equipment	0.5
Household Durables	0.4
Textiles, Apparel & Luxury Goods	0.4
Electronic Equipment & Instruments	0.3
Life Sciences, Tools & Services	0.3
Auto Components	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Thrifts & Mortgage Finance	0.2
U.S. Government Obligations	0.2
Wireless Telecommunication Services	0.2
Airlines	0.1
Automobiles	0.1
Building Products	0.1
Construction Materials	0.1
Distributors	0.1
Gas Utilities	0.1
Independent Power Producers & Energy Traders	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
Professional Services	0.1
Trading Companies & Distributors	0.1

113.6
Liabilities in excess of other assets	(13.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A81

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments, at value including securities on loan of $245,048,950:
Unaffiliated investments (cost $1,470,969,686)	$1,782,228,642
Affiliated investments (cost $280,621,328)	280,621,328
Dividends receivable	4,322,800
Receivable for investments sold	2,692,243
Due from broker-variation margin	496,825
Prepaid expenses	32,384
Receivable for Series shares sold	24,968

Total Assets	2,070,419,190

LIABILITIES
Collateral for securities on loan	251,874,485
Payable for Series shares repurchased	919,436
Payable for investments purchased	911,958
Management fee payable	524,672
Accrued expenses	273,025
Payable to custodian	117,477
Affiliated transfer agent fee payable	722

Total Liabilities	254,621,775

NET ASSETS	$1,815,797,415

Net assets were comprised of:
Paid-in capital	$1,541,029,019
Retained earnings	274,768,396

Net assets, December 31, 2008	$1,815,797,415

Net asset value and redemption price per share, $1,815,797,415 / 79,762,788 outstanding shares of beneficial interest	$22.76

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,491)	$57,169,351
Affiliated income from securities loaned, net	2,547,481
Affiliated dividend income	1,151,120
Interest	41,086

60,909,038

EXPENSES
Management fee	8,836,203
Custodian’s fees and expenses	268,000
Shareholders’ reports	50,000
Trustees’ fees	45,000
Insurance expenses	36,000
Legal fees and expenses	18,000
Audit fee	17,000
Commitment fee on syndicated credit agreement	12,000
Transfer agent’s fee and expenses (including affiliated expense of $3,400) (Note 4)	4,000
Miscellaneous	18,504

Total expenses	9,304,707

NET INVESTMENT INCOME	51,604,331

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(7,230,635)
Futures transactions	(21,544,516)

(28,775,151)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,123,576,060)
Futures	34,957

(1,123,541,103)

NET LOSS ON INVESTMENTS	(1,152,316,254)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,100,711,923)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$51,604,331	$56,959,943
Net realized gain (loss) on investment transactions	(28,775,151)	76,759,365
Net change in unrealized appreciation (depreciation) on investments	(1,123,541,103)	34,602,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,100,711,923)	168,321,639

DISTRIBUTIONS	(56,959,943)	(51,529,141)

SERIES SHARE TRANSACTIONS:
Series shares sold [2,142,562 and 1,884,280 shares, respectively]	63,864,986	70,200,353
Series shares issued in reinvestment of distributions [1,689,203 and 1,400,248 shares, respectively]	56,959,943	51,529,141
Series shares repurchased [8,835,363 and 11,303,103 shares, respectively]	(269,751,865)	(422,534,751)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(148,926,936)	(300,805,257)

TOTAL DECREASE IN NET ASSETS	(1,306,598,802)	(184,012,759)
NET ASSETS:
Beginning of year	3,122,396,217	3,306,408,976

End of year	$1,815,797,415	$3,122,396,217

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the

B1

applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement

B2

date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in the assets and liabilities in the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin . Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market

B3

conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as a recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Portfolio as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Some Portfolios may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit risk, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed in the footnotes to the Schedule of Investments.

B4

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Portfolios’ Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Portfolios’ Securities Lending Agent utilized collateral held on behalf of the Portfolios for securities out on loan to compensate the Portfolios for the failure of Lehman to return the securities. Any excess collateral was returned to Lehman.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

B5

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), ClearBridge Advisors LLC (“ClearBridge”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35

At December 31, 2008, the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	ClearBridge, Jennison
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, QMA, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

B6

PI has agreed to reimburse each of the following Portfolios the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below.

Portfolio	Class I Expense Limit	Class II Expense Limit
Government Income Portfolio	0.75%	N/A
Stock Index Portfolio	0.75	N/A

N/A—Not applicable—There are no Class II shares outstanding for this Portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the year ended December 31, 2008, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$762,370
Diversified Bond Portfolio	224,842
Equity Portfolio	1,469,114
Flexible Managed Portfolio	974,060
Global Portfolio	280,180
Government Income Portfolio	133,190
Stock Index Portfolio	1,092,434

Certain Portfolios invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series, each a portfolio of the Dryden Core Investment Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the year ended December 31, 2008 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$5,942,568,925
Diversified Bond Portfolio	6,720,369,157
Equity Portfolio	2,399,413,777
Flexible Managed Portfolio	8,473,448,070
Global Portfolio	477,906,846
Government Income Portfolio	6,040,966,942
Stock Index Portfolio	99,418,753

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$5,961,870,658
Diversified Bond Portfolio	6,728,811,349
Equity Portfolio	2,602,171,168
Flexible Managed Portfolio	8,516,295,674
Global Portfolio	511,509,388
Government Income Portfolio	6,054,312,877
Stock Index Portfolio	257,258,949

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Note 6:	Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006, each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of December 31, 2008, the Equity Portfolio has Class II shares outstanding.

B8

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:
Class I	Shares	Amount
Year ended December 31, 2008:
Series shares sold	1,436,949	$31,146,917
Series shares issued in reinvestment of distributions	17,082,227	436,963,357
Series shares repurchased	(13,934,724)	(328,218,745)

Net increase (decrease) in shares outstanding	4,584,452	$139,891,529

Year ended December 31, 2007:
Series shares sold	1,031,862	$29,740,507
Series shares issued in reinvestment of distributions	1,691,265	49,976,890
Series shares repurchased	(14,024,490)	(407,692,362)

Net increase (decrease) in shares outstanding	(11,301,363)	$(327,974,965)

Class II
Year ended December 31, 2008:
Series shares sold	3,868	$88,780
Series shares issued in reinvestment of distributions	2,468	63,526
Series shares repurchased	(26,501)	(699,940)

Net increase (decrease) in shares outstanding	(20,165)	$(547,634)

Year ended December 31, 2007:
Series shares sold	2,870	$85,699
Series shares issued in reinvestment of distributions	322	9,549
Series shares repurchased	(29,757)	(885,730)

Net increase (decrease) in shares outstanding	(26,565)	$(790,482)

Note 8:	Borrowings and Overdrafts

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Global Portfolio utilized the line of credit during year ended December 31, 2008. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at December 31, 2008
Global Portfolio	$3,257,000	1	2.36%	—

B9

The amount of interest on temporary overdrawn balances paid to the custodian during the year ended December 31, 2008 was as follows:

Portfolio	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Conservative Balanced Portfolio	$5,050,826	1.89%
Diversified Bond Portfolio	3,299,536	3.46
Flexible Managed Portfolio	4,579,319	3.97
Global Portfolio	879,293	4.28
Government Income Portfolio	6,651,253	4.44

Note 9:	Ownership and Affiliates

As of December 31, 2008, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

B10

Financial Highlights

	Conservative Balanced Portfolio
	Year Ended December 31,
	2008	2007(c)	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$16.69	$16.21	$15.09	$15.10	$14.34

Income (Loss) From Investment Operations:
Net investment income	.50	.50	.48	.38	.34
Net realized and unrealized gain (loss) on investments	(3.98)	.49	1.06	.11	.78

Total from investment operations	(3.48)	.99	1.54	.49	1.12

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.35)	(.28)
Distributions from net realized gains	—	—	—	(.15)	(.08)
Distributions	(.52)	(.51)	(.42)	—	—

Total dividends and distributions	(.52)	(.51)	(.42)	(.50)	(.36)

Net Asset Value, end of year	$12.69	$16.69	$16.21	$15.09	$15.10

Total Return(a)	(21.41)%	6.12%	10.44%	3.43%	8.04%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,957.5	$2,721.9	$2,770.6	$2,749.8	$2,893.6
Ratios to average net assets(b):
Expenses	.59%	.59%	.57%	.58%	.59%
Net investment income	3.12%	2.95%	2.97%	2.45%	2.27%
Portfolio turnover rate	336%	178%	114%	110%	153%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the year.

	Diversified Bond Portfolio
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$10.90	$10.85	$10.96	$11.28	$11.17

Income (Loss) From Investment Operations:
Net investment income	.54	.58	.57	.55	.52
Net realized and unrealized gain (loss) on investments	(.90)	.02	(.05)	(.20)	.09

Total from investment operations	(.36)	.60	.52	.35	.61

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.59)	(.50)
Distributions from net realized gains	—	—	—	(.08)	—
Distributions	(.65)	(.55)	(.63)	—	—

Total dividends and distributions	(.65)	(.55)	(.63)	(.67)	(.50)

Net Asset Value, end of year	$9.89	$10.90	$10.85	$10.96	$11.28

Total Return(a)	(3.46)%	5.71%	4.98%	3.28%	5.59%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,134.8	$1,218.3	$1,150.4	$1,230.6	$1,283.7
Ratios to average net assets(b):
Expenses	.44%	.44%	.45%	.45%	.45%
Net investment income	5.07%	5.39%	5.18%	4.81%	4.57%
Portfolio turnover rate	723%	476%	393%	278%	382%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

	Equity Portfolio
	Class I
	Year Ended December 31,
	2008(c)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$29.67	$27.45	$24.64	$22.31	$20.55

Income (Loss) From Investment Operations:
Net investment income	.29	.35	.30	.24	.28
Net realized and unrealized gain (loss) on investments	(10.52)	2.21	2.80	2.32	1.75

Total from investment operations	(10.23)	2.56	3.10	2.56	2.03

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.23)	(.27)
Distributions	(3.04)	(.34)	(.29)	—	—

Total dividends and distributions	(3.04)	(.34)	(.29)	(.23)	(.27)

Net Asset Value, end of year	$16.40	$29.67	$27.45	$24.64	$22.31

Total Return(a)	(38.16)%	9.32%	12.57%	11.47%	9.93%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,521.0	$4,423.9	$4,402.7	$4,283.9	$4,135.7
Ratios to average net assets(b):
Expenses	.48%	.47%	.47%	.47%	.48%
Net investment income	1.21%	1.16%	1.10%	1.01%	1.29%
Portfolio turnover rate	67%	57%	60%	77%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

	Equity Portfolio
	Class II
	Year Ended December 31,
	2008(c)	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$29.81	$27.52	$24.69	$22.34	$20.58

Income (Loss) From Investment Operations:
Net investment income	.19	.28	.19	.12	.20
Net realized and unrealized gain (loss) on investments	(10.61)	2.20	2.80	2.35	1.74

Total from investment operations	(10.42)	2.48	2.99	2.47	1.94

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.12)	(.18)
Distributions	(2.92)	(.19)	(.16)	—	—

Total dividends and distributions	(2.92)	(.19)	(.16)	(.12)	(.18)

Net Asset Value, end of year	$16.47	$29.81	$27.52	$24.69	$22.34

Total Return(a)	(38.47)%	8.91%	12.13%	11.04%	9.51%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$0.4	$1.3	$1.9	$2.1	$1.1
Ratios to average net assets(b):
Expenses	.88%	.87%	.87%	.87%	.88%
Net investment income	.78%	.74%	.71%	.64%	.91%
Portfolio turnover rate	67%	57%	60%	77%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

	Flexible Managed Portfolio
	Year Ended December 31,
	2008	2007	2006	2005(c)	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$18.30	$18.36	$16.92	$16.58	$15.19

Income (Loss) From Investment Operations:
Net investment income	.45	.50	.44	.32	.29
Net realized and unrealized gain (loss) on investments	(4.62)	.65	1.59	.34	1.32

Total from investment operations	(4.17)	1.15	2.03	.66	1.61

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.32)	(.22)
Distributions	(1.79)	(1.21)	(.59)	—	—

Total dividends and distributions	(1.79)	(1.21)	(.59)	(.32)	(.22)

Net Asset Value, end of year	$12.34	$18.30	$18.36	$16.92	$16.58

Total Return(a)	(24.82)%	6.30%	12.17%	4.16%	10.74%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$2,621.6	$3,716.3	$3,723.6	$3,543.9	$3,883.5
Ratios to average net assets(b):
Expenses	.64%	.63%	.62%	.63%	.62%
Net investment income	2.85%	2.53%	2.48%	1.95%	1.83%
Portfolio turnover rate	321%	212%	153%	126%	150%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the year.

	Global Portfolio
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$24.62	$22.53	$18.96	$16.43	$15.14

Income (Loss) From Investment Operations:
Net investment income	.40	.36	.26	.13	.11
Net realized and unrealized gain (loss) on investments	(10.38)	2.00	3.44	2.50	1.33

Total from investment operations	(9.98)	2.36	3.70	2.63	1.44

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.10)	(.15)
Distributions	(1.57)	(.27)	(.13)	—	—

Total dividends and distributions	(1.57)	(.27)	(.13)	(.10)	(.15)

Net Asset Value, end of year	$13.07	$24.62	$22.53	$18.96	$16.43

Total Return(a)	(42.92)%	10.48%	19.65%	16.06%	9.59%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$512.7	$985.0	$932.9	$814.1	$691.1
Ratios to average net assets(b):
Expenses	.84%	.81%	.84%	.82%	.84%
Net investment income	2.01%	1.43%	1.24%	.77%	.67%
Portfolio turnover rate	65%	48%	50%	155%	128%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

	Government Income Portfolio
	Year Ended December 31,
	2008		2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$11.38		$11.26	$11.40	$11.65	$11.92

Income From Investment Operations:
Net investment income	.45		.53	.54	.49	.49
Net realized and unrealized gain (loss) on investments	.03		.10	(.13)	(.20)	(.13)

Total from investment operations	.48		.63	.41	.29	.36

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.54)	(.44)
Distributions from net realized gains	—		—	—	—	(.19)
Distributions	(.46)		(.51)	(.55)	—	—

Total dividends and distributions	(.46)		(.51)	(.55)	(.54)	(.63)

Net Asset Value, end of year	$11.40		$11.38	$11.26	$11.40	$11.65

Total Return(a)	4.30%		5.70%	3.74%	2.51%	3.12%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$370.5		$340.3	$354.3	$378.2	$420.2
Ratios to average net assets(b):
Expenses	.52	%(c)	.52%	.50%	.47%	.47%
Net investment income	3.98	%(c)	4.62%	4.75%	4.16%	4.07%
Portfolio turnover rate	2707%		2377%	734%	507%	617%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Includes interest expense of 0.03%.

	Stock Index Portfolio
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of year	$36.84	$35.64	$31.41	$31.29	$29.29

Income (Loss) From Investment Operations:
Net investment income	.64	.68	.56	.48	.50
Net realized and unrealized gain (loss) on investments	(14.02)	1.14	4.31	.88	2.50

Total from investment operations	(13.38)	1.82	4.87	1.36	3.00

Less Dividends and Distributions:
Dividends from net investment income	—	—	—	(.47)	(.49)
Distributions from net realized gains	—	—	—	(.77)	(.51)
Distributions	(.70)	(.62)	(.64)	—	—

Total dividends and distributions	(.70)	(.62)	(.64)	(1.24)	(1.00)

Net Asset Value, end of year	$22.76	$36.84	$35.64	$31.41	$31.29

Total Return(a)	(36.94)%	5.10%	15.54%	4.54%	10.45%
Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,815.8	$3,122.4	$3,306.4	$3,212.7	$3,094.7
Ratios to average net assets(b):
Expenses	.37%	.37%	.37%	.38%	.38%
Net investment income	2.04%	1.73%	1.61%	1.52%	1.64%
Portfolio turnover rate	4%	3%	3%	7%	3%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS THE PRUDENTIAL SERIES FUND:

We have audited the accompanying statements of assets and liabilities of The Prudential Series Fund (comprised of Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio, hereafter referred to as the “Funds”), including the portfolios of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 18, 2009

D1

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

Information about the Trustees and the Officers of the Fund is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

Independent Trustees (1)
Name, Address, Age No. of Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Saul K. Fenster, Ph.D. (75) No. of Portfolios Overseen: 86	Currently President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; formerly Director (1998-2005) of Society of Manufacturing Engineering Education Foundation; formerly Director of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.	Member (since 2006), Board of The Ridgefield Foundation and The Leir Foundation.
Delayne Dedrick Gold (70) No. of Portfolios Overseen: 86	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.
W. Scott McDonald, Jr. (71) No. of Portfolios Overseen: 86	Formerly Management Consultant (1997-2004) and of Counsel (2004-2005) at Kaludis Consulting Group, Inc. (company serving higher education); Formerly principal (1995-1997), Scott McDonald Associates; Chief Operating Officer (1991-1995), Fairleigh Dickinson University; Executive Vice President and Chief Operating Officer (1975-1991), Drew University; interim President (1988-1990), Drew University; formerly Director of School, College and University Underwriters Ltd.
Thomas T. Mooney (67) No. of Portfolios Overseen: 86	Formerly Chief Executive Officer, Excell Partners, Inc.; formerly President of the Greater Rochester Metro Chamber of Commerce, Rochester City Manager; formerly Deputy Monroe County Executive.
Thomas M. O’Brien (58) No. of Portfolios Overseen: 86	President and COO (since November 2006) and CEO (since April 2007) of State Bancorp, Inc. and State Bank; Vice Chairman (January 1997-April 2000) of North Fork Bank; President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank; formerly President and Chief Executive Officer (May 2000-June 2006) Atlantic Bank of New York.	Formerly Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; Formerly Director (May 2000-April 2006) of Atlantic Bank of New York; Director (since November 2006) of State Bancorp, Inc. (NASDAQ: STBC) and State Bank of Long Island.
F. Don Schwartz (73) No. of Portfolios Overseen: 86	Management Consultant (since April 1985).

Interested Trustee (1)
Robert F. Gunia (62) No. of Portfolios Overseen: 148	Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (April 1999-December 2008) and Executive Vice President and Chief Operating Officer (since December 2008) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.	Director (since May 1989) of The Asia Pacific Fund, Inc.

1 The year that each Trustee joined the Fund’s Board is as follows: Saul K. Fenster, 1983; Delayne Dedrick Gold, 2001; Robert F. Gunia, 2001; W. Scott McDonald, Jr., 1983; Thomas T. Mooney, 2001; Thomas M. O’Brien, 2003; F. Don Schwartz, 2003.

E1

Fund Officers (a)(1)
Name, Address and Age	Principal Occupation(s) During the Past Five Years
Position with the Fund
Steve Pelletier (55) President and Principal Executive Officer	President of Prudential Annuities (since September 2008); Chairman and CEO, International Investments, Prudential Financial (since January 1998).
Kathryn L. Quirk (56) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC (PI) and Prudential Mutual Fund Services LLC (PMFS); Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (51) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (50) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Andrew R. French (46) Assistant Secretary	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).
Timothy J. Knierim (49) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc.(PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).
Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.
Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (45) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).
Alan Fu (51) Assistant Treasurer	Vice President – Tax, The Prudential Insurance Company of America (1999 to October 2003); Vice President and Corporate Counsel – Tax, Prudential Financial, Inc. (since October 2003).

(a) Excludes interested Board Members who also serve as President or Vice President.

1 The year in which each individual became an Officer of the Fund is as follows: Stephen Pelletier, 2008; Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Noreen M. Fierro, 2006; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006; Alan Fu, 2006.

Explanatory Notes to Tables:

Trustees are deemed to be “Interested”, as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

Unless otherwise noted, the address of all Trustees and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

There is no set term of office for Trustees or Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

“No. of Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, Advanced Series Trust, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc. and Prudential’s Gibraltar Fund, Inc.

E2

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

800-458-6333

8 a.m. — 8 p.m. Eastern time

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

Prudential Retirement, Prudential Financial, PRU, Prudential and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

IFS-A114833        MD.RS.011        Ed. 2/2009

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert —

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services —

(a) Audit Fees

For the fiscal years ended December 31, 2008 and December 31, 2007, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $16,745 and $15,935, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee —

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2008 and 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2008 and 2007 was $0 and $57,200, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants — Not applicable.

Item 6 – Schedule of Investments — The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies — Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers — Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders — Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics — Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. — Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Account Contract-11

By (Signature and Title) *	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title) *	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.